UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	4/30/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL SHORT DURATION MULTI-SECTOR BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration Multi-Sector Bond Fund

June 15, 2017

Prudential Short Duration Multi-Sector Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	1.12	–0.60	0.86 (12/23/13)
Class C	0.75	1.09	1.14 (12/23/13)
Class Q	1.25	3.11	2.14 (12/23/13)
Class Z	1.44	3.30	2.19 (12/23/13)
Bloomberg Barclays US Government/Credit 1-3 Year Index	0.24	0.76	0.99
Lipper Short-Intermediate Investment-Grade Debt Funds Average	0.30	1.50	1.69

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

4	Visit our website at pgiminvestments.com

Benchmark Definitions

Bloomberg Barclays US Government/Credit 1-3 Year Index—The Bloomberg Barclays US Government/Credit 1-3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US Government bonds with maturities from one to three years.

Lipper Short-Intermediate Investment-Grade Debt Funds Average—The Lipper Short-Intermediate Investment-Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Short-Intermediate Investment-Grade Debt Funds universe for the periods noted. The Lipper Average consists of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.12	2.03	1.68
Class C	0.08	1.35	0.98
Class Q	0.13	2.35	2.21
Class Z	0.13	2.35	1.98

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Prudential Short Duration Multi-Sector Bond Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/17 (%)
AAA	39.7
AA	6.8
A	14.1
BBB	11.3
BB	10.5
B	5.9
CCC	0.2
Not Rated	3.5
Cash/Cash Equivalents	7.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

6	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Short Duration Multi-Sector Bond Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,011.20	0.85%	$4.23
	Hypothetical	$1,000.00	$1,020.59	0.85%	$4.25
Class C	Actual	$1,000.00	$1,007.50	1.60%	$7.97
	Hypothetical	$1,000.00	$1,016.85	1.60%	$8.01
Class Q	Actual	$1,000.00	$1,012.50	0.60%	$2.99
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01
Class Z	Actual	$1,000.00	$1,014.40	0.60%	$2.97
	Hypothetical	$1,000.00	$1,021.84	0.60%	$2.98

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 89.2%

ASSET-BACKED SECURITIES 22.8%

Collateralized Loan Obligations 14.9%
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A	2.696	%(c)	07/20/26		400	$400,851
Series 2014-AA, Class B2, 144A	4.580		07/20/26		500	501,636
Series 2015-AA, Class A1, 144A	2.858	(c)	01/15/28		500	500,556
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.648	(c)	10/15/28		250	251,330
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.602	(c)	04/28/26		800	802,150
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.258	(c)	04/15/25		500	500,170
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.452	(c)	07/16/26		250	250,352
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.278	(c)	07/16/25		250	250,201
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A	2.328	(c)	04/17/26		1,000	993,754
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A	2.437	(c)	10/15/26		750	750,369
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.688	(c)	04/18/27		500	500,361
Battalion CLO ViILtd. (Cayman Islands), Series 2014-6A, Class A1R, 144A	2.338	(c)	10/17/26		850	850,000
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A	2.703	(c)	01/24/29		250	250,414
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.776	(c)	01/20/28		250	251,123
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.688	(c)	07/18/27		250	251,302
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.485	(c)	04/13/27		750	750,395
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.308	(c)	04/17/25		250	250,310
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.586	(c)	10/20/29		500	500,370
Canyon Capital CLO (Cayman Islands), Series 2015-1A, Class AS, 144A	2.408	(c)	04/15/27		250	250,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-2A, Class AR, 144A	2.289	(c)	05/15/25		750	749,791
Series 2017-1A, Class A1B, 144A	2.391	(c)	04/20/31		250	250,104
Carlyle Global Markets Strategies Euro CLO Ltd., Series 2013-2A, Class A1R, 144A	0.818	(c)	10/15/26	EUR	500	545,008

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle Global Markets Strategies Euro CLO Ltd. (European Currency Unit), Series 14-2A, 144A	2.250%		08/15/27	EUR	1,100	$1,203,569
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	2.706	(c)	04/20/26		800	801,291
Series 2014-2A, Class A1R, 144A	2.558	(c)	10/18/26		250	249,903
Series 2015-1A, Class A, 144A	2.703	(c)	04/22/27		750	751,157
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358	(c)	07/15/26		500	499,955
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.608	(c)	07/15/26		250	250,260
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.408	(c)	01/16/26		500	500,256
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.484	(c)	05/05/27		250	250,418
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1B, 144A(g)	3.280		01/25/27		350	349,974
Series 2014-1A, Class A1, 144A(g)	2.306	(c)	04/20/26		400	399,399
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.698	(c)	04/15/27		400	400,619
Jamestown CLO IX Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A	2.656	(c)	10/20/28		750	749,449
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A	2.339	(c)	05/15/26		1,000	1,000,215
Series 2014-3A, Class AR, 144A	2.358	(c)	10/15/26		1,000	1,000,501
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A	2.458	(c)	04/18/26		1,750	1,750,924
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.278	(c)	01/18/27		350	350,424
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.780	(c)	04/20/28		250	251,562
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.618	(c)	07/15/27		500	499,213
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.610	(c)	10/30/27		500	501,559
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.406	(c)	01/20/29		1,250	1,253,983
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A	2.528	(c)	01/17/27		1,000	999,582
Series 2015-1A, Class A1, 144A	2.552	(c)	05/21/27		250	251,025
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R, 144A	2.698	(c)	01/15/29		500	502,251

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.678	%(c)	04/15/26		450	$452,170
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.566	(c)	07/25/26		250	250,333
Regatta VII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.672	(c)	12/20/28		500	500,742
Shackleton CLO Ltd., Series 2014-5A, Class AR^	2.319	(c)	05/07/26		1,500	1,500,000
St. Paul’s CLO VII DAC (Netherlands), Series 7A, Class B2, 144A	2.400		04/30/30	EUR	1,000	1,104,254
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.773	(c)	01/22/27		750	751,257
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.434	(c)	01/15/29		500	499,346
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.856	(c)	10/25/28		500	502,261
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.278	(c)	07/15/25		250	250,269
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 144A	2.806	(c)	10/20/28		500	503,130
Series 2017-1A, Class A1, 144A^	2.431	(c)	04/20/29		500	500,000
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A^	2.339	(c)	11/07/25		1,000	1,000,000

						33,181,798

Non-Residential Mortgage-Backed Securities 2.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990		06/20/22		200	202,028
Credit Suisse Mortgage Trust,
Series 2017-3R, 144A^	2.982		02/27/47		720	720,000
Series 2016-12R, Class 1A1, 144A	3.495	(c)	02/28/47		497	500,523
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A	2.391	(c)	01/25/41		88	89,673
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730		03/25/21		500	498,644
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950		03/25/22		100	100,138
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260		04/21/25		100	99,957
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class A, 144A	2.160		10/15/20		900	899,816
Series 2017-1A, Class B, 144A	2.880		06/15/21		300	300,234

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A	3.190%		03/18/26	500	$504,947
Series 2015-2A, Class A, 144A	2.570		07/18/25	500	500,853
Series 2015-2A, Class C, 144A	4.320		07/18/25	200	199,970
Series 2016-1A, Class A, 144A	3.660		02/20/29	300	305,674
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280		11/08/21	300	297,503
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29	421	423,621
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160		11/15/24	500	505,522
Volt LVII LLC, Series 2017-NPL4, Class A1, 144A^	3.375		04/25/47	120	120,000

					6,269,103

Residential Mortgage-Backed Securities 5.1%
ABFC Trust, Series 2003-AHL1, Class A1	4.184		03/25/33	139	138,765
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	2.041	(c)	12/25/33	232	221,675
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.969	(c)	12/15/33	178	174,807
Bayview Opportunity Master Fund IIIA Trust, Series 2016-RN3, Class A1, 144A	3.598		09/29/31	61	60,632
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1	1.846	(c)	08/25/34	318	300,056
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	2.491	(c)	03/25/43	372	363,349
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1	1.846	(c)	06/25/34	1,008	889,770
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A	2.341	(c)	10/25/37	1,069	1,061,416
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1	1.591	(c)	06/25/33	121	106,147
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	3.934	(c)	12/26/46	652	649,178
Fremont Home Loan Trust, Series 2004-2, Class M1	1.846	(c)	07/25/34	615	564,595
Home Equity Asset Trust, Series 2003-8, Class M1	2.071	(c)	04/25/34	674	626,524
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-7, Class A, 144A^	2.995	(c)	07/01/20	634	633,555
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	2.011	(c)	10/25/33	294	280,439
Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
Series 2003-3, Class A2	1.591	(c)	06/25/33	385	363,338
Series 2003-4, Class A2	1.631	(c)	07/25/33	397	370,192

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
RAMP Trust, Series 2005-EFC3, Class M5	1.631	%(c)	08/25/35		1,400	$1,334,611
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3	1.691	(c)	04/25/33		251	245,451
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3	1.691	(c)	08/25/33		197	194,294
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.991	(c)	09/25/34		1,342	1,283,326
Towd Point Mortgage Trust (United Kingdom), Series 2016-VA1, 144A	1.556	(c)	02/20/54	GBP	289	375,200
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500		10/25/46		178	178,526
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250		04/25/46		207	209,291
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625		07/25/45		642	644,166

						11,269,303

TOTAL ASSET-BACKED SECURITIES (cost $50,502,947)						50,720,204

BANK LOANS(c) 0.4%

Pharmaceuticals 0.1%
Capsugel Holdings U.S., Inc., Term Loan	4.150		07/31/21		151	151,237

Retail 0.1%
Rite Aid Corp., Term Loan	4.875		06/21/21		150	150,219

Technology 0.2%
Dell International LLC, Term Loan	3.150		12/31/18		525	525,401

TOTAL BANK LOANS (cost $813,368)						826,857

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.7%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361		02/10/51		105	105,697
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33		300	306,871
CD Commercial Mortgage Trust, Series 2017-CD4, Class A3^	3.284		05/10/50		600	606,000
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4	3.283		05/10/58		600	602,829
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM	5.922	(c)	12/10/49		1,000	1,011,906
Series 2013-GC11, Class A2	1.987		04/10/46		250	250,827
Series 2014-GC21, Class A4	3.575		05/10/47		250	260,217

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2016-C1, Class A4	3.209%		05/10/49	400	$403,271
Series 2016-C3, Class A3	2.896		11/15/49	700	685,790
Series 2016-GC37, Class A4	3.314		04/10/49	2,100	2,126,198
Series 2017-P7, Class XC, IO	0.326	(c)	04/14/50	16,000	425,307
Cityline Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871	(c)	11/10/31	300	295,077
Series 2016-CLNE, Class C, 144A	2.871	(c)	11/10/31	100	96,528
Commercial Mortgage Trust,
Series 2012-CR1, Class XA, IO	2.062	(c)	05/15/45	1,116	86,370
Series 2013-CR10, Class A2	2.972		08/10/46	250	254,165
Series 2014-CR15, Class XB, IO, 144A	0.024	(c)	02/10/47	157,461	211,013
Series 2014-UBS5, Class A4	3.838		09/10/47	400	419,223
Series 2015-CR26, Class A4	3.630		10/10/48	150	155,151
Series 2015-LC21, Class A4	3.708		07/10/48	300	312,613
Series 2015-PC1, Class A5	3.902		07/10/50	200	210,273
Series 2016-COR1, Class A3	2.826		10/10/49	700	682,073
Series 2016-DC2, Class A5	3.765		02/10/49	350	365,248
CSMC Trust, Series 2016-NXSR, Class A4	3.795	(c)	12/15/49	200	208,783
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632		09/10/49	400	385,508
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A (original cost $188,278; purchased 12/09/16)(f)(g)	3.935	(c)	12/10/36	200	196,009
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(c)	09/10/35	250	251,269
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502		12/25/24	2,000	1,941,498
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.137	(c)	01/25/20	7,855	175,194
Series K007, Class X1, IO	1.226	(c)	04/25/20	5,890	154,883
Series K008, Class X1, IO	1.772	(c)	06/25/20	1,285	48,288
Series K018, Class X1, IO	1.531	(c)	01/25/22	3,019	158,650
Series K020, Class X1, IO	1.573	(c)	05/25/22	1,872	111,728
Series K025, Class X1, IO	1.003	(c)	10/25/22	6,718	265,618
Series K725, Class X1, IO	0.712	(c)	01/25/24	44,508	1,838,630
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.491	(c)	04/10/47	15,000	425,237
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA, IO	1.081	(c)	05/15/48	20,763	795,575
Series 2016-C1, Class A5	3.576		03/15/49	600	620,948
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414		03/15/50	400	410,399
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860		09/15/49	350	341,435

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4	3.809%		12/15/48	1,770	$1,861,329
SCG Trust, Series 2013-SRP1, Class A, 144A	2.644	(c)	11/15/26	620	620,000
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4	3.374		03/15/50	875	889,423

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,706,275)					21,573,051

CORPORATE BONDS 34.0%

Agriculture 0.1%
Altria Group, Inc., Gtd. Notes	2.850		08/09/22	100	101,039
Bunge Ltd. Finance Corp., Gtd. Notes	3.200		06/15/17	100	100,182
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125		05/17/21	100	106,804

					308,025

Airlines 0.2%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950		07/15/24	152	162,464
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950		11/23/20	107	111,728
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000		10/11/27	142	146,654

					420,846

Auto Manufacturers 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375		01/16/18	700	703,032
General Motors Co., Sr. Unsec’d. Notes	6.600		04/01/36	70	80,693
General Motors Financial Co., Inc., Gtd. Notes	3.500		07/10/19	295	302,256
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250		11/15/19	200	206,500

					1,292,481

Auto Parts & Equipment 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes	5.125		02/15/19	225	227,250
Gtd. Notes(a)	6.625		10/15/22	200	206,000
Dana, Inc., Sr. Unsec’d. Notes	5.375		09/15/21	75	78,094

					511,344

Banks 8.3%
Banco De Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	2.250		10/25/19	200	200,600

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN	2.375%		02/01/22	800	$808,140
Sr. Unsec’d. Notes, MTN, RegS	1.125		05/25/18	600	598,322
Bank of America Corp.,
Jr. Sub. Notes	6.300	(c)	12/31/49	40	44,050
Jr. Sub. Notes	8.125	(c)	12/29/49	175	183,312
Sr. Unsec’d. Notes, GMTN	3.300		01/11/23	125	127,070
Sr. Unsec’d. Notes, MTN	2.018	(c)	04/01/19	250	252,293
Sr. Unsec’d. Notes, MTN	2.600		01/15/19	520	525,307
Sr. Unsec’d. Notes, MTN	4.125		01/22/24	250	262,739
Sr. Unsec’d. Notes, MTN	4.443	(c)	01/20/48	470	478,624
Sr. Unsec’d. Notes, MTN	5.650		05/01/18	125	129,708
Sub. Notes, MTN	3.950		04/21/25	300	300,643
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625	(c)	12/31/49	125	123,125
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300		03/10/19	310	310,823
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375		01/12/26	200	205,344
Branch Banking & Trust Co., Sr. Unsec’d. Notes, BKNT	2.850		04/01/21	550	561,129
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750		09/15/17	125	127,368
Citigroup, Inc.,
Jr. Sub. Notes	5.950	(c)	12/31/49	235	247,126
Jr. Sub. Notes	6.125	(c)	12/31/49	105	111,883
Sub. Notes	4.400		06/10/25	210	216,059
Sub. Notes	4.600		03/09/26	165	171,170
Sub. Notes	4.750		05/18/46	455	453,918
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125		12/10/20	250	253,481
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375		05/12/21	315	316,583
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875		09/15/21	1,000	969,448
Fifth Third Bank, Sr. Unsec’d. Notes, BKNT	2.375		04/25/19	200	201,649
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375	(c)	12/31/49	175	181,431
Sr. Unsec’d. Notes	3.500		01/23/25	325	326,438
Sr. Unsec’d. Notes	3.500		11/16/26	280	276,543
Sr. Unsec’d. Notes	3.850		01/26/27	520	528,420
Sr. Unsec’d. Notes, MTN	4.000		03/03/24	200	208,607
Sub. Notes	5.150		05/22/45	125	132,055
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100		04/05/21	125	136,470

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes	6.100	%(c)	12/31/49	125	$134,063
Jr. Sub. Notes	7.900	(c)	04/29/49	200	209,000
Sr. Unsec’d. Notes	3.625		05/13/24	350	361,486
Sr. Unsec’d. Notes	6.000		01/15/18	550	566,885
Sub. Notes	3.625		12/01/27	385	377,082
Sub. Notes	4.250		10/01/27	215	222,911
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100		03/24/21	400	438,007
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800		01/13/20	375	409,814
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes, BKNT	2.300		01/30/19	350	352,831
Morgan Stanley,
Jr. Sub. Notes	5.450	(c)	12/31/49	75	76,781
Sr. Unsec’d. Notes	4.375		01/22/47	440	445,156
Sr. Unsec’d. Notes, GMTN	4.000		07/23/25	175	181,361
Sr. Unsec’d. Notes, GMTN	5.500		01/26/20	400	434,615
Sr. Unsec’d. Notes, GMTN	6.625		04/01/18	200	208,792
Sub. Notes, GMTN	4.350		09/08/26	335	346,458
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400		10/26/22	450	441,202
PNC Bank NA, Sub. Notes, BKNT	4.200		11/01/25	350	376,873
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375		03/16/20	240	241,380
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375		03/25/19	325	326,980
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.125		08/01/17	900	904,716
State Street Corp., Jr. Sub. Notes	5.250	(c)	12/31/49	125	131,250
U.S. Bancorp, Sr. Unsec’d. Notes, MTN	1.556	(c)	04/25/19	500	501,980
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.950		09/24/20	450	455,003
Wells Fargo & Co.,
Jr. Sub. Notes	7.980	(c)	03/29/49	200	209,250
Sr. Unsec’d. Notes	2.500		03/04/21	75	75,217

					18,398,971

Beverages 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.700		02/01/36	160	171,641
Gtd. Notes	4.900		02/01/46	40	43,698
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750		01/31/27	200	212,020

					427,359

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	3.875%	11/15/21		250	$264,763
Sr. Unsec’d. Notes	4.663	06/15/51		145	146,083

					410,846

Building Materials 0.1%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375	10/12/22		200	215,250

Chemicals 0.7%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21		100	106,227
Sr. Unsec’d. Notes	4.250	11/15/20		93	98,652
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21		350	397,297
W.R. Grace & Co., Gtd. Notes, 144A	5.125	10/01/21		300	322,125
Westlake Chemical Corp., Gtd. Notes	4.625	02/15/21		540	558,900

					1,483,201

Commercial Services 0.4%
Equifax, Inc., Sr. Unsec’d. Notes	3.250	06/01/26		265	258,966
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	2.800	11/01/18		100	101,155
Service Corp. International, Sr. Unsec’d. Notes	7.625	10/01/18		275	295,969
Total System Services, Inc., Sr. Unsec’d. Notes	4.800	04/01/26		250	271,770

					927,860

Computers 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A	3.480	06/01/19		100	102,280
Sr. Sec’d. Notes, 144A	4.420	06/15/21		85	89,233
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20		300	293,573
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.450	10/05/17		96	96,249
Sr. Unsec’d. Notes	2.850	10/05/18		60	60,694
Western Digital Corp., Gtd. Notes	10.500	04/01/24		450	529,875

					1,171,904

Containers & Packaging 0.5%
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		250	275,625
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, PIK	8.250	02/15/22	EUR	100	114,600

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Containers & Packaging (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20		600	$618,000

					1,008,225

Distribution/Wholesale 0.3%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22		600	594,000

Diversified Financial Services 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750	05/15/19		150	154,303
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250	09/29/17		200	201,250
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125	09/15/24	GBP	100	135,595
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23		250	251,716
CIT Group, Inc., Sr. Unsec’d. Notes	4.250	08/15/17		100	100,675
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	1.250	09/20/19		800	791,337
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22		400	434,356
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875	09/01/17		175	179,171
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750	03/19/19		100	100,966
Synchrony Financial, Sr. Unsec’d. Notes	3.700	08/04/26		350	336,409

					2,685,778

Diversified Machinery 0.2%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875	12/01/17		100	103,625
CNH Industrial Capital LLC,
Gtd. Notes	4.375	11/06/20		200	207,000
Gtd. Notes	4.875	04/01/21		75	78,750
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21		100	109,020

					498,395

Electric 1.3%
Commonwealth Edison Co., First Mortgage	2.150	01/15/19		25	25,171
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300	12/01/56		25	25,430
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A(g)	5.125	06/15/21	EUR	275	317,456
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19		675	707,063
Sr. Unsec’d. Notes	7.250	10/15/21		275	294,250

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	350	$355,250
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000	10/25/26	30	29,813
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	131,128
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	425	450,195
PG&E Corp., Sr. Unsec’d. Notes	2.400	03/01/19	300	301,942
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400	01/15/21	300	318,530

				2,956,228

Entertainment 0.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250	03/15/21	250	256,850
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875	11/01/20	325	346,125
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(g)	5.000	08/01/18	200	201,500
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000	01/01/22	275	294,420

				1,098,895

Environmental Control 0.1%
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21	250	256,040

Food 0.8%
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750	10/28/20	325	340,746
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(g)	7.250	06/01/21	600	616,500
Kroger Co. (The), Gtd. Notes	6.400	08/15/17	250	253,504
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19	550	575,437

				1,786,187

Forest Products & Paper 0.3%
Georgia-Pacific LLC, Gtd. Notes, 144A(g)	5.400	11/01/20	200	219,536
International Paper Co., Sr. Unsec’d. Notes	4.400	08/15/47	125	121,798
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750	12/01/22	400	429,000

				770,334

Healthcare-Products 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	380	383,637
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	100	101,323
Medtronic, Inc., Gtd. Notes	2.500	03/15/20	645	656,765

				1,141,725

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services 1.2%
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	100	$89,750
Cigna Corp., Sr. Unsec’d. Notes	4.500	03/15/21	100	106,859
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500	09/15/18	250	263,750
HCA, Inc., Sr. Sec’d. Notes	4.250	10/15/19	225	233,156
Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20	575	593,687
Molina Healthcare, Inc., Gtd. Notes	5.375	11/15/22	475	496,375
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	6.250	11/01/18	175	183,425
Sr. Unsec’d. Notes	6.750	02/01/20	225	227,250
Sr. Unsec’d. Notes	8.000	08/01/20	350	357,116
Unitedhealth Group, Inc., Sr. Unsec’d. Notes	4.200	01/15/47	150	153,773

				2,705,141

Holding Companies - Diversified 0.2%
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 144A	5.750	09/11/19	350	378,168
Leucadia National Corp., Sr. Unsec’d. Notes	5.500	10/18/23	100	107,703

				485,871

Home Builders 2.1%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	575	639,687
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	250	259,375
CalAtlantic Group, Inc., Gtd. Notes	8.375	05/15/18	325	344,500
KB Home,
Gtd. Notes	7.000	12/15/21	325	363,188
Gtd. Notes	7.250	06/15/18	350	366,625
Lennar Corp., Gtd. Notes	4.125	01/15/22	400	408,000
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	375	392,812
Meritage Homes Corp., Gtd. Notes	7.000	04/01/22	500	567,500
PulteGroup, Inc., Gtd. Notes	4.250	03/01/21	350	362,250
TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	350	364,000
William Lyon Homes, Inc., Gtd. Notes	5.750	04/15/19	625	631,250

				4,699,187

Home Furnishings 0.1%
Whirlpool Corp.,
Sr. Unsec’d. Notes	2.400	03/01/19	150	151,539
Sr. Unsec’d. Notes	4.700	06/01/22	100	109,068

				260,607

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.600%	03/29/19		143	$144,753
Sr. Unsec’d. Notes	4.000	06/15/22		100	104,667

					249,420

Insurance 0.8%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26		135	140,108
Axis Specialty Finance LLC, Gtd. Notes	5.875	06/01/20		250	274,940
Chubb INA Holdings, Inc., Gtd. Notes	4.350	11/03/45		10	10,692
Lincoln National Corp., Sr. Unsec’d. Notes	6.250	02/15/20		600	660,652
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22		250	272,716
XLIT Ltd. (Bermuda), Gtd. Notes	2.300	12/15/18		400	402,226

					1,761,334

Internet 0.4%
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.250	08/06/18		200	202,820
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625	05/15/27	EUR	325	358,767
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A, MTN	3.375	05/02/19		250	255,276

					816,863

Iron/Steel 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125	06/01/18		500	521,145
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		44	48,083

					569,228

Lodging 0.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21		450	470,250
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19		200	203,571
Sr. Unsec’d. Notes	3.250	09/15/22		100	102,324
MGM Resorts International, Gtd. Notes	8.625	02/01/19		275	303,875

					1,080,020

Media 1.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625	09/15/17		291	299,002
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375	09/15/20		420	432,865

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384%	10/23/35		60	$68,764
Sr. Sec’d. Notes	6.834	10/23/55		20	23,465
Sr. Sec’d. Notes	6.484	10/23/45		70	82,206
DISH DBS Corp., Gtd. Notes	4.250	04/01/18		500	508,750
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.000	05/15/18		300	312,202
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21		300	306,750
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.250	08/01/21		400	416,000
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375	07/28/17		100	100,925
Time Warner, Inc., Gtd. Notes	3.800	02/15/27		140	139,385
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(g)	6.750	09/15/22		700	733,250

					3,423,564

Mining 0.3%
Freeport-McMoran, Inc., Gtd. Notes	2.300	11/14/17		700	700,000

Miscellaneous Manufacturing 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650	03/01/21		25	25,759

Multi-National 0.4%
Corp Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.000	05/10/19		125	125,163
Sr. Unsec’d. Notes	2.125	09/27/21		240	237,456
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375	02/11/20		600	637,540

					1,000,159

Office Furnishings 0.1%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375	02/15/21		100	111,699

Oil & Gas 0.9%
Anadarko Finance Co., Gtd. Notes	7.500	05/01/31		250	320,199
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		150	160,422
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150	06/15/19		350	378,034
Kazmunaygas National Co. JSC (Mexico), Gtd. Notes, EMTN, RegS	4.875	02/21/28	EUR	100	113,084

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Kazmunaygas National Co. Jsc (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22		200	$200,290
Noble Energy, Inc.,
Sr. Unsec’d. Notes	4.150	12/15/21		150	158,525
Sr. Unsec’d. Notes	5.050	11/15/44		100	103,264
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000	02/15/27		50	48,909
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.125	01/17/22		40	41,914
Gtd. Notes	7.375	01/17/27		50	53,765
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN, RegS	2.750	04/21/27	EUR	100	97,656
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250	04/15/21		237	250,329
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		120	135,750

					2,062,141

Oil & Gas Services 0.2%
SESI LLC, Gtd. Notes	6.375	05/01/19		500	496,875

Pharmaceuticals 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		95	95,809
Sr. Unsec’d. Notes	4.500	05/14/35		150	150,753
Actavis Funding SCS,
Gtd. Notes	3.800	03/15/25		75	76,333
Gtd. Notes	4.550	03/15/35		165	166,158
Actavis, Inc., Gtd. Notes	1.875	10/01/17		100	100,077
Forest Laboratories LLC, Gtd. Notes, 144A	4.375	02/01/19		125	129,199
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		925	895,591
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(a)	5.375	03/15/20		325	278,687
Sr. Sec’d. Notes, 144A	6.500	03/15/22		150	153,562

					2,046,169

Pipelines 0.6%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700	04/01/19		50	50,062
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24		250	258,558
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22		372	383,735
Gtd. Notes	6.500	04/01/20		50	55,396
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47		20	20,478
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850	01/31/23		350	340,270

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	75	$75,262
Williams Partners LP, Sr. Unsec’d. Notes	4.000	09/15/25	225	229,483

				1,413,244

Real Estate Investment Trusts (REITs) 1.2%
Equinix, Inc., Sr. Unsec’d. Notes	4.875	04/01/20	500	512,500
HCP, Inc., Sr. Unsec’d. Notes	3.750	02/01/19	100	102,379
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875	10/01/19	100	111,066
Realty Income Corp., Sr. Unsec’d. Notes	6.750	08/15/19	220	242,509
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21	450	458,437
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000	12/01/18	500	507,500
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375	06/01/23	100	101,500
Gtd. Notes	5.500	02/01/21	400	415,000
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375	10/01/19	100	111,731

				2,562,622

Retail 1.5%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19	75	34,688
CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	70	78,229
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(g)	9.250	06/15/21	300	305,250
L Brands, Inc.,
Gtd. Notes	5.625	02/15/22	75	79,219
Gtd. Notes	6.625	04/01/21	400	440,000
Gtd. Notes	7.000	05/01/20	250	276,875
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(g)	6.750	10/15/24	250	261,875
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	1,000	990,000
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	250	258,125
Gtd. Notes	5.750	06/01/22	500	515,000

				3,239,261

Semiconductors 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875	01/15/27	340	345,014
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	100	100,808
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.750	06/01/18	425	433,598
Gtd. Notes, 144A	4.125	06/01/21	350	366,187

				1,245,607

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Software 0.4%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25		275	$284,951
Infor U.S., Inc., Sr. Sec’d. Notes, 144A(g)	5.750	08/15/20		300	313,125
Microsoft Corp., Sr. Unsec’d. Notes	4.500	02/06/57		155	161,302
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20		182	185,868

					945,246

Telecommunications 1.9%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20		100	107,531
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25		375	365,185
Sr. Unsec’d. Notes	4.500	05/15/35		35	33,148
Sr. Unsec’d. Notes	4.750	05/15/46		45	42,152
Sr. Unsec’d. Notes	5.250	03/01/37		135	138,456
Sr. Unsec’d. Notes	5.700	03/01/57		110	116,417
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125	03/11/23		200	210,692
Centurylink, Inc., Sr. Unsec’d. Notes	6.450	06/15/21		350	378,000
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		475	488,062
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	7.000	02/15/20		200	196,500
Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		50	55,484
Sprint Communications, Inc.,
Gtd. Notes, 144A(g)	7.000	03/01/20		150	163,875
Gtd. Notes, 144A(g)	9.000	11/15/18		200	218,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23		400	403,500
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375	06/24/19	GBP	200	282,757
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	3.500	11/01/21		595	614,445
Sr. Unsec’d. Notes	4.672	03/15/55		125	114,118
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125	04/30/18		300	319,800

					4,248,872

Textiles 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21		855	881,719

Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21		100	104,448
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500	06/15/22		262	277,393

					381,841

TOTAL CORPORATE BONDS (cost $74,871,993)					75,776,343

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS 3.9%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	04/22/21		150	$164,100
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000	06/26/17	EUR	100	110,624
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750	02/25/20		50	62,675
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		150	166,500
Sr. Unsec’d. Notes, RegS	7.500	05/06/21		100	111,000
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN, RegS	2.375	06/04/25		600	581,556
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		120	133,152
Sr. Unsec’d. Notes	6.375	03/29/21		470	531,100
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A	3.375	07/30/25	EUR	250	291,553
Sr. Unsec’d. Notes, MTN, RegS	3.750	06/14/28	EUR	100	116,817
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625	09/14/18		200	198,965
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, EMTN	2.125	04/13/21		200	196,596
Sr. Unsec’d. Notes, EMTN, RegS	1.375	02/05/18		600	597,761
Sr. Unsec’d. Notes, EMTN, RegS	1.500	09/12/17		400	399,616
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	200,260
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes, RegS	1.875	11/13/19		1,200	1,193,610
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	5.125	10/15/24		300	292,845
Province of Manitoba Canada (Canada), Unsec’d. Notes	2.125	05/04/22		485	484,094
Province of Quebec Canada (Canada), Sr. Unsec’d. Notes	2.750	04/12/27		170	169,808
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950	06/09/21		300	346,560
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	3.250	10/26/26		200	195,274
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS	5.250	02/18/24		200	227,385
Sr. Unsec’d. Notes, RegS	5.850	05/10/23		200	232,318
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, RegS	1.625	06/06/18		600	598,823
Sr. Unsec’d. Notes, RegS	2.000	05/17/21		800	782,992
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		230	243,740

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,581,768)					8,629,724

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS 0.1%

California 0.0%
University of California, Revenue Bonds,
Series AP	3.931%		05/15/45	25	$24,970
Series J	4.131		05/15/45	25	24,862

					49,832

New Jersey 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Series F, BABs	7.414		01/01/40	100	144,714

TOTAL MUNICIPAL BONDS (cost $197,943)					194,546

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.1%

Residential Mortgage-Backed Securities
Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 144A	2.992	(c)	11/25/27	130	129,881
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.142	(c)	10/25/28	216	215,940
CIM Trust,
Series 2017-2, Class A1, 144A	2.983	(c)	12/25/57	713	708,111
Series 2017-3, Class A^	2.977		01/25/57	798	797,735
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.148	(c)	09/25/47	107	97,166
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 2M1	3.191	(c)	10/25/28	248	252,048
Series 2016-C04, Class 1M1	2.441	(c)	01/25/29	144	144,724
Series 2017-C01, Class 1M2	4.541	(c)	07/25/29	120	124,343
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3	4.291	(c)	10/25/27	570	618,389
Series 2016-HQA2, Class M2	3.241	(c)	11/25/28	250	258,494
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A	1.122	(c)	01/26/37	275	265,943
Series 2015-3R, Class 1A2, 144A	1.122	(c)	01/26/37	125	112,635
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2016-3, Class A, 144A	2.995	(c)	09/01/21	131	130,960
Series 2015-8, Class A1, 144A	2.995	(c)	08/01/20	158	158,312
Series 2016-2, Class A, 144A	2.995	(c)	03/01/21	207	206,732
Series 2017-1, Class A, 144A	2.995	(c)	01/01/22	456	455,064
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A^	2.995	(c)	04/01/22	490	486,204
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	2.995	(c)	11/01/21	191	190,882

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Mortgage Repurchase Agreement Financing Trust,
Series 2016-3, Class A1, 144A	1.989	%(c)	11/10/18	190	$190,008
Series 2016-4, Class A1, 144A^	2.058	(c)	05/10/19	800	800,000
Series 2016-5, Class A, 144A	2.159	(c)	06/10/19	100	100,129
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.269	(c)	12/25/34	418	402,458

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $6,772,905)					6,846,158

NON-CORPORATE FOREIGN AGENCIES 1.0%
CNOOC Finance Ltd. (China), Gtd. Notes	3.000		05/09/23	200	196,163
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150		01/22/19	50	50,103
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750		07/31/18	600	600,438
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	9.125		07/02/18	150	161,130
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS	7.250		06/28/17	100	100,750
Gtd. Notes, RegS	7.750		01/20/20	200	225,400
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	4.875		05/03/22	400	422,016
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375		05/23/21	245	277,462
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A	5.375		03/13/22	85	89,356
Gtd. Notes, 144A	6.500		03/13/27	60	64,950

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,119,476)					2,187,768

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.5%
Federal National Mortgage Assoc.	2.125		04/24/26	475	459,103
Federal National Mortgage Assoc.(hh)	6.625		11/15/30	55	78,394
Federal National Mortgage Assoc.(hh)	7.125		01/15/30	80	116,771
Freddie Mac Strips	3.282	(s)	03/15/31	800	521,300

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,171,238)					1,175,568

U.S. TREASURY OBLIGATIONS 13.6%
U.S. Treasury Bonds	1.625		03/15/20	1,305	1,311,881
U.S. Treasury Bonds	1.875		03/31/22	1,005	1,007,552
U.S. Treasury Bonds	2.250		11/15/24	2,000	2,013,438
U.S. Treasury Bonds	2.875		11/15/46	2,100	2,064,071

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.500%		02/28/23	1,800	$1,753,454
U.S. Treasury Notes	1.500		03/31/23	2,000	1,946,250
U.S. Treasury Notes	1.625		11/15/22	2,000	1,968,984
U.S. Treasury Notes(hh)(k)	1.625		04/30/23	2,450	2,399,087
U.S. Treasury Notes	2.000		08/31/21	1,000	1,010,586
U.S. Treasury Notes	2.000		02/15/25	1,000	987,148
U.S. Treasury Notes	2.125		08/15/21	3,200	3,252,125
U.S. Treasury Notes	2.125		09/30/21	6,500	6,600,295
U.S. Treasury Notes	2.125		12/31/22	2,600	2,624,983
U.S. Treasury Notes	2.125		05/15/25	1,000	993,867
U.S. Treasury Strips Coupon	2.763	(s)	08/15/29	100	72,916
U.S. Treasury Strips Coupon	2.857	(s)	05/15/31	100	68,841
U.S. Treasury Strips Coupon	3.019	(s)	11/15/35	200	117,693
U.S. Treasury Strips Coupon	3.177	(s)	08/15/40	200	98,213

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,182,821)					30,291,384

				Shares
COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Pacific Exploration and Production Corp.* (cost $23,457)				669	20,094

PREFERRED STOCK 0.1%

Banks
State Street Corp. (cost $125,000)				5,000	133,600

TOTAL LONG-TERM INVESTMENTS (cost $197,069,191)					198,375,297

SHORT-TERM INVESTMENTS 10.6%

AFFILIATED MUTUAL FUNDS 10.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				20,724,480	20,724,480
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $2,425,896; includes $2,424,156 of cash collateral for securities on loan)(b)(w)				2,425,380	2,425,865

TOTAL AFFILIATED MUTUAL FUNDS (cost $23,150,376)					23,150,345

See Notes to Financial Statements.

30

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* 0.2%

Call Options 0.0%
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00			17	$17,531
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	100	12,370
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00	Goldman Sachs & Co.	EUR	100	8,895
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		400	25,768
Interest Rate Swaptions
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		25,930	26,021
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		25,930	180,997

				271,582

Put Options 0.2%
Interest Rate Swaptions,
Pay a fixed rate of 2.75% and Receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		1,550	62,130
Pay a fixed rate of 3.60% and Receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		1,550	9,574
Pay a fixed rate of 2.75% and Receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		1,550	66,257
Pay a fixed rate of 3.60% and Receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		1,550	11,061
Pay a fixed rate of 2.75% and Receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		1,420	58,955
Pay a fixed rate of 3.60% and Receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		1,420	9,490
Pay a fixed rate of 2.75% and Receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		130	5,397
Pay fixed rate of 3.60% and Receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		130	869

				223,733

TOTAL OPTIONS PURCHASED (cost $495,358)				495,315

TOTAL SHORT-TERM INVESTMENTS (cost $23,645,734)				23,645,660

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.8% (cost $220,714,925)				222,020,957

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (0.2)%

Call Options (0.1)%
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00			17	$(1,328)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	100	(5,861)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	100	(3,738)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		400	(11,261)
Interest Rate Swaptions,
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		25,930	(64,232)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		25,930	(82,986)

				(169,406)

Put Options (0.1)%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	100	(772)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	100	(1,706)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		400	(4,463)
Interest Rate Swaptions,
Receive a fixed rate of 3.05% and Pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		1,550	(33,312)
Receive a fixed rate of 3.35% and Pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		1,550	(17,034)
Receive a fixed rate of 3.05% and Pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		1,550	(36,580)
Receive a fixed rate of 3.35% and Pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		1,550	(19,257)
Receive a fixed rate of 3.05% and Pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		1,420	(32,123)
Receive a fixed rate of 3.35% and Pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		1,420	(16,689)
Receive a fixed rate of 3.05% and Pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		130	(2,941)
Receive a fixed rate of 3.35% and Pay a floating rate based on 3 Month LIBOR, expiring 04/20/18,	Citigroup Global Markets		130	(1,528)

				(166,405)

TOTAL OPTIONS WRITTEN (premiums received $344,657)				(335,811)

See Notes to Financial Statements.

32

Description	Value
TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.6% (cost $220,370,268)	$221,685,146
Other assets in excess of liabilities(z) 0.4%	859,758

NET ASSETS 100.0%	$222,544,904

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

BABs—Build America Bonds

BKNT—Bank Note

bps—Basis Points

CDS—Credit Default Swap

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

CMM—Constant Maturity Mortgage

CMT—Constant Maturity Treasury

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

EUROIS—Euro Overnight Index Swap

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

USOIS—United States Overnight Index Swap

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,163,590 and 3.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,362,128; cash collateral of $2,424,156 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $188,278. The aggregate value of $196,009 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $4,397,654 is approximately 2.0% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
155	2 Year U.S. Treasury Notes	Jun. 2017	$33,530,422	$33,574,453	$44,031
306	5 Year U.S. Treasury Notes	Jun. 2017	36,041,137	36,232,313	191,176
2	10 Year Euro-Bund	Jun. 2017	352,432	352,454	22
21	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	3,400,969	3,421,688	20,719

					255,948

	Short Positions:
82	10 Year U.S. Treasury Notes	Jun. 2017	10,303,484	10,308,937	(5,453)
39	20 Year U.S. Treasury Bonds	Jun. 2017	5,872,711	5,965,782	(93,071)

					(98,524)

					$157,424

See Notes to Financial Statements.

34

Cash and foreign currency of $259,516 and a U.S. Treasury Obligation with a market value of $352,519 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2017.

Forward foreign currency exchange contracts outstanding at April 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/17	Citigroup Global Markets	AUD	332	$250,000	$248,393	$(1,607)
Expiring 07/12/17	UBS AG	AUD	329	249,150	245,978	(3,172)
Brazilian Real,
Expiring 05/03/17	Barclays Capital Group	BRL	577	183,816	181,417	(2,399)
Expiring 05/03/17	Goldman Sachs & Co.	BRL	577	182,714	181,416	(1,298)
Expiring 06/02/17	Citigroup Global Markets	BRL	577	180,058	179,999	(59)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	476	150,000	148,527	(1,473)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	577	179,890	179,999	109
Canadian Dollar,
Expiring 07/12/17	Citigroup Global Markets	CAD	327	245,388	239,862	(5,526)
Expiring 07/12/17	UBS AG	CAD	61	45,473	44,467	(1,006)
Expiring 07/12/17	UBS AG	CAD	245	184,910	179,699	(5,211)
Colombian Peso,
Expiring 07/12/17	UBS AG	COP	37,900	13,076	12,739	(337)
Expiring 07/12/17	UBS AG	COP	37,900	13,144	12,738	(406)
Czech Koruna,
Expiring 07/12/17	Goldman Sachs & Co.	CZK	3,931	158,177	160,314	2,137
Expiring 07/12/17	UBS AG	CZK	2,411	97,132	98,321	1,189
Expiring 07/12/17	UBS AG	CZK	3,931	158,310	160,314	2,004
Euro,
Expiring 07/27/17	UBS AG	EUR	635	687,000	694,493	7,493
Hungarian Forint,
Expiring 07/21/17	Bank of America	HUF	56,494	193,603	197,070	3,467
Expiring 07/21/17	UBS AG	HUF	17,426	60,000	60,788	788
Indian Rupee,
Expiring 06/08/17	Bank of America	INR	7,085	105,201	109,463	4,262
Expiring 06/08/17	Barclays Capital Group	INR	2,600	40,000	40,171	171
Expiring 06/08/17	Barclays Capital Group	INR	8,222	126,900	127,042	142
Expiring 06/08/17	Citigroup Global Markets	INR	7,234	107,468	111,772	4,304
Expiring 06/08/17	UBS AG	INR	2,957	45,635	45,683	48
Indonesian Rupiah,
Expiring 06/16/17	Citigroup Global Markets	IDR	3,183,842	236,453	237,485	1,032
Expiring 06/16/17	UBS AG	IDR	4,147,800	310,000	309,388	(612)
Israeli Shekel,
Expiring 07/21/17	Citigroup Global Markets	ILS	77	21,101	21,416	315
Expiring 07/21/17	Citigroup Global Markets	ILS	756	206,817	209,426	2,609

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	7,613	$70,000	$68,555	$(1,445)
Mexican Peso,
Expiring 06/08/17	Citigroup Global Markets	MXN	748	39,300	39,435	135
Expiring 06/08/17	Citigroup Global Markets	MXN	926	47,850	48,834	984
Expiring 06/08/17	Goldman Sachs & Co.	MXN	652	33,650	34,373	723
Expiring 06/08/17	Goldman Sachs & Co.	MXN	652	33,650	34,387	737
Expiring 06/08/17	Goldman Sachs & Co.	MXN	7,287	368,975	384,280	15,305
Expiring 06/08/17	JPMorgan Chase	MXN	926	47,850	48,846	996
Expiring 06/08/17	UBS AG	MXN	1,625	82,354	85,685	3,331
Expiring 06/08/17	UBS AG	MXN	2,630	132,452	138,726	6,274
Expiring 06/08/17	UBS AG	MXN	3,323	164,374	175,231	10,857
Expiring 03/27/18	Citigroup Global Markets	MXN	3,183	160,000	160,506	506
New Taiwanese Dollar,
Expiring 06/08/17	UBS AG	TWD	2,600	86,530	86,313	(217)
New Zealand Dollar,
Expiring 07/12/17	Citigroup Global Markets	NZD	357	250,000	244,502	(5,498)
Expiring 07/12/17	JPMorgan Chase	NZD	262	181,924	179,433	(2,491)
Expiring 07/12/17	UBS AG	NZD	350	244,900	240,035	(4,865)
Norwegian Krone,
Expiring 07/21/17	Goldman Sachs & Co.	NOK	177	20,740	20,604	(136)
Expiring 07/21/17	Goldman Sachs & Co.	NOK	178	20,844	20,698	(146)
Expiring 07/21/17	Goldman Sachs & Co.	NOK	1,874	220,025	218,480	(1,545)
Expiring 07/21/17	UBS AG	NOK	175	20,533	20,403	(130)
Expiring 07/21/17	UBS AG	NOK	177	20,740	20,613	(127)
Expiring 07/21/17	UBS AG	NOK	178	20,843	20,724	(119)
Philippine Peso,
Expiring 07/12/17	JPMorgan Chase	PHP	5,379	108,259	107,245	(1,014)
Expiring 07/12/17	UBS AG	PHP	2,996	60,000	59,722	(278)
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	1,039	262,832	267,674	4,842
Russian Ruble,
Expiring 07/07/17	Bank of America	RUB	3,822	66,362	66,075	(287)
Expiring 07/07/17	Citigroup Global Markets	RUB	2,587	45,636	44,726	(910)
Expiring 07/07/17	Citigroup Global Markets	RUB	7,777	135,875	134,449	(1,426)
Expiring 07/07/17	Goldman Sachs & Co.	RUB	3,822	66,310	66,076	(234)
Singapore Dollar,
Expiring 06/16/17	Citigroup Global Markets	SGD	491	351,700	351,310	(390)

See Notes to Financial Statements.

36

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	933	$70,000	$68,991	$(1,009)
Expiring 07/07/17	Citigroup Global Markets	ZAR	1,216	87,213	89,931	2,718
Swedish Krona,
Expiring 07/21/17	UBS AG	SEK	2,462	275,658	279,239	3,581
Swiss Franc,
Expiring 07/27/17	UBS AG	CHF	59	60,000	59,990	(10)
Turkish Lira,
Expiring 05/08/17	Bank of America	TRY	154	40,900	43,245	2,345
Expiring 05/08/17	Bank of America	TRY	157	42,400	44,150	1,750
Expiring 05/08/17	UBS AG	TRY	226	61,755	63,567	1,812

				$8,433,850	$8,475,433	41,583

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/17	Citigroup Global Markets	AUD	164	$122,694	$122,750	$(56)
Expiring 07/12/17	Goldman Sachs & Co.	AUD	500	374,635	373,911	724
Expiring 07/12/17	Goldman Sachs & Co.	AUD	125	93,974	93,421	553
Expiring 07/12/17	UBS AG	AUD	124	92,456	92,450	6
Expiring 07/12/17	UBS AG	AUD	30	22,130	22,126	4
Brazilian Real,
Expiring 05/03/17	Citigroup Global Markets	BRL	577	181,498	181,416	82
Expiring 05/03/17	Goldman Sachs & Co.	BRL	577	181,327	181,417	(90)
British Pound,
Expiring 07/27/17	Bank of America	GBP	627	805,608	814,041	(8,433)
Canadian Dollar,
Expiring 07/12/17	UBS AG	CAD	580	430,000	425,184	4,816
Chilean Peso,
Expiring 07/12/17	Citigroup Global Markets	CLP	29,563	44,793	44,137	656
Expiring 07/12/17	JPMorgan Chase	CLP	110,840	170,000	165,481	4,519
Chinese Renminbi,
Expiring 07/26/17	Citigroup Global Markets	CNH	701	101,239	100,917	322
Expiring 07/26/17	UBS AG	CNH	601	86,530	86,466	64
Colombian Peso,
Expiring 07/12/17	Goldman Sachs & Co.	COP	76,213	26,200	25,616	584

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Euro,
Expiring 07/27/17	Citigroup Global Markets	EUR	1,528	$1,678,295	$1,672,310	$5,985
Expiring 07/27/17	Citigroup Global Markets	EUR	160	174,138	174,638	(500)
Expiring 07/27/17	Goldman Sachs & Co.	EUR	621	668,032	679,991	(11,959)
Expiring 07/27/17	Goldman Sachs & Co.	EUR	337	362,500	368,669	(6,169)
Expiring 07/27/17	JPMorgan Chase	EUR	325	355,819	355,691	128
Indian Rupee,
Expiring 06/08/17	UBS AG	INR	2,873	44,100	44,395	(295)
Israeli Shekel,
Expiring 07/21/17	UBS AG	ILS	805	220,000	222,932	(2,932)
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	39,253	355,228	353,465	1,763
Expiring 07/27/17	UBS AG	JPY	9,715	87,401	87,478	(77)
Expiring 07/27/17	UBS AG	JPY	6,689	60,444	60,231	213
Expiring 07/27/17	UBS AG	JPY	6,678	60,444	60,133	311
Mexican Peso,
Expiring 06/08/17	Citigroup Global Markets	MXN	2,578	135,875	135,964	(89)
Expiring 06/08/17	UBS AG	MXN	6,643	350,000	350,356	(356)
New Taiwanese Dollar,
Expiring 06/08/17	Citigroup Global Markets	TWD	7,802	253,802	259,023	(5,221)
Expiring 06/08/17	UBS AG	TWD	1,906	61,868	63,274	(1,406)
New Zealand Dollar,
Expiring 07/12/17	Citigroup Global Markets	NZD	603	418,983	413,480	5,503
Expiring 07/12/17	Citigroup Global Markets	NZD	177	122,693	121,450	1,243
Expiring 07/12/17	UBS AG	NZD	134	92,456	91,670	786
Norwegian Krone,
Expiring 07/21/17	Citigroup Global Markets	NOK	2,147	250,000	250,344	(344)
Expiring 07/21/17	JPMorgan Chase	NOK	564	65,914	65,745	169
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	596	150,000	153,419	(3,419)
Russian Ruble,
Expiring 07/07/17	Barclays Capital Group	RUB	1,145	20,000	19,791	209
Expiring 07/07/17	Goldman Sachs & Co.	RUB	1,916	32,825	33,124	(299)
Expiring 07/07/17	UBS AG	RUB	1,920	32,825	33,185	(360)
Singapore Dollar,
Expiring 06/16/17	Citigroup Global Markets	SGD	260	183,843	186,100	(2,257)
Expiring 06/16/17	UBS AG	SGD	243	174,138	174,352	(214)
Expiring 06/16/17	UBS AG	SGD	232	164,361	166,132	(1,771)
Expiring 06/16/17	UBS AG	SGD	120	86,349	86,212	137
Expiring 06/16/17	UBS AG	SGD	120	86,348	86,127	221
Expiring 06/16/17	UBS AG	SGD	84	59,999	59,986	13

See Notes to Financial Statements.

38

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	1,319	$100,179	$97,474	$2,705
Expiring 07/07/17	Citigroup Global Markets	ZAR	1,114	84,721	82,341	2,380
South Korean Won,
Expiring 06/21/17	Barclays Capital Group	KRW	159,166	140,001	139,961	40
Expiring 06/21/17	JPMorgan Chase	KRW	123,930	108,259	108,976	(717)
Swedish Krona,
Expiring 07/21/17	UBS AG	SEK	2,407	270,000	272,939	(2,939)
Swiss Franc,
Expiring 07/27/17	Citigroup Global Markets	CHF	64	64,787	64,724	63
Turkish Lira,
Expiring 05/08/17	Goldman Sachs & Co.	TRY	317	84,067	89,078	(5,011)
Expiring 05/08/17	UBS AG	TRY	147	40,000	41,198	(1,198)

				$10,433,778	$10,455,691	(21,913)

						$19,670

Cross currency exchange contracts outstanding at April 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/12/2017	Buy	EUR	348	CZK	9,380	$(2,300)	Citigroup Global Markets
07/12/2017	Buy	EUR	102	CZK	2,750	(858)	Citigroup Global Markets
07/12/2017	Buy	EUR	72	CZK	1,952	(567)	Citigroup Global Markets
07/12/2017	Buy	CZK	3,786	EUR	143	(1,952)	Citigroup Global Markets
04/06/2018	Buy	BRL	149	EUR	41	(1,606)	Citigroup Global Markets
04/06/2018	Buy	ZAR	684	EUR	43	655	Goldman Sachs & Co.

						$(6,628)

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit default swap agreements outstanding at April 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	05/30/17	1.500%	46	$6	$—	$6	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	46	6	—	6	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	28	3	—	3	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	30	4	—	4	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	05/30/17	1.500%	21	3	—	3	Goldman Sachs & Co.
BSABS	05/30/17	1.500%	73	9	—	9	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	28	4	—	4	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	86	11	—	11	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	91	11	—	11	Goldman Sachs & Co.
Countrywide Home Equity	05/30/17	1.500%	30	4	—	4	Goldman Sachs & Co.
GSAMP Home Equity	05/30/17	1.500%	28	4	—	4	Goldman Sachs & Co.
Lehman Home Equity	05/30/17	1.500%	59	7	—	7	Goldman Sachs & Co.
Long Beach Home Equity	05/30/17	1.500%	53	7	—	7	Goldman Sachs & Co.
Option One Home Equity	05/30/17	1.500%	94	12	—	12	Goldman Sachs & Co.
Wells Fargo Home Equity	05/30/17	1.500%	38	5	—	5	Goldman Sachs & Co.

				$96	$—	$96

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on corporate and/or sovereign issues—Sell Protection(2):
General Motors Co.	06/20/19	5.000%	185	0.279%	$20,697	$19,610	$(1,087)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Petroleo Brasileiro SA	06/20/18	1.000%	220	0.726%	$946	$(16,868)	$17,814	Morgan Stanley
Republic of Italy	09/20/20	1.000%	180	1.364%	(1,915)	835	(2,750)	JPMorgan Chase

					$(969)	$(16,033)	$15,064

See Notes to Financial Statements.

40

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.27.V2	12/20/21	5.000%	50	$2,184	$4,344	$2,160

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	1,000	$(4,689)	$(9,794)	$5,105	Morgan Stanley
CMBX.NA.6.AA	05/11/63	1.500%	500	(2,344)	(30,606)	28,262	Credit Suisse First Boston Corp.

				$(7,033)	$(40,400)	$33,367

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Currency swap agreements outstanding at April 30, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
558	3 Month LIBOR	EUR	500	3 Month EURIBOR plus 37.00 bps	JPMorgan Chase	10/17/17	$14,112	$—	$14,112
1,069	3 Month LIBOR	EUR	1,000	(0.484%)	JPMorgan Chase	01/31/21	(13,759)	—	(13,759)
1,079	3 Month LIBOR	EUR	1,000	(0.216%)	JPMorgan Chase	03/21/23	(6,968)	—	(6,968)

							$(6,615)	$—	$(6,615)

Forward rate agreements outstanding at April 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements:
10,900	05/25/17	2.150%	7 Year CMT(2)	$(4,019)	$—	$(4,019)	Citigroup Global Markets
5,450	05/25/17	2.160%	7 Year CMT(2)	(2,554)	—	(2,554)	Citigroup Global Markets
10,900	05/25/17	3.418%	CMM 102(1)	4,883	—	4,883	Citigroup Global Markets
5,450	05/25/17	3.430%	CMM 102(1)	27,648	—	27,648	Citigroup Global Markets

				$25,958	$—	$25,958

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	200	08/01/19	0.346%	1 Day EUROIS(1)	$—	$(4,703)	$(4,703)
EUR	200	09/13/24	(0.104%)	1 Day EUROIS(1)	—	5,937	5,937
EUR	150	02/23/26	0.324%	1 Day EUROIS(1)	(460)	1,783	2,243
MXN	3,150	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	—	(16,222)	(16,222)
MXN	15,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	(23,519)	(57,471)	(33,952)
MXN	4,125	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(2,976)	5,191	8,167
NZD	3,250	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	—	13,690	13,690
	5,960	08/19/17	0.524%	1 Day USOIS(1)	—	11,577	11,577
	22,015	09/09/17	0.539%	1 Day USOIS(1)	2,954	48,434	45,480
	6,930	10/21/17	0.590%	1 Day USOIS(1)	—	18,014	18,014
	7,010	11/01/17	0.639%	1 Day USOIS(1)	—	16,190	16,190
	14,380	11/14/17	0.675%	1 Day USOIS(1)	(1,310)	32,014	33,324
	7,520	11/22/17	0.716%	1 Day USOIS(1)	—	14,962	14,962

See Notes to Financial Statements.

42

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d):
15,360	01/07/18	1.093%	1 Day USOIS(1)	$—	$340	$340
74,990	01/31/18	1.278%	1 Day USOIS(1)	—	(930)	(930)
5,080	10/07/18	1.253%	1 Day USOIS(1)	—	(1,274)	(1,274)
7,540	11/17/18	1.080%	1 Day USOIS(1)	—	22,213	22,213
11,330	11/18/18	0.911%	1 Day USOIS(1)	(650)	51,649	52,299
7,475	04/04/20	— (3)	—(3)	—	(2,385)	(2,385)
8,180	08/31/21	2.015%	3 Month LIBOR(1)	2,324	(38,738)	(41,062)
210	12/31/21	1.787%	3 Month LIBOR(1)	(734)	33	767
1,500	12/31/21	1.850%	3 Month LIBOR(1)	—	(4,450)	(4,450)
845	03/22/22	2.175%	U.S. CPI Urban Consumers NSA Index(1)	(147)	(4,198)	(4,051)
1,295	04/04/22	— (4)	—(4)	—	(623)	(623)
7,070	05/31/22	2.237%	3 Month LIBOR(1)	(9,014)	(156,722)	(147,708)
600	08/31/22	1.788%	3 Month LIBOR(1)	—	4,463	4,463
3,485	08/31/22	2.013%	3 Month LIBOR(1)	(17,218)	(15,498)	1,720
295	11/30/22	1.982%	3 Month LIBOR(1)	—	(1,900)	(1,900)
800	12/31/22	1.405%	3 Month LIBOR(1)	—	22,307	22,307
500	12/31/22	1.406%	3 Month LIBOR(1)	—	13,899	13,899
1,100	12/31/22	1.409%	3 Month LIBOR(1)	—	30,422	30,422
200	12/31/22	1.412%	3 Month LIBOR(1)	—	5,500	5,500
1,200	12/31/22	1.416%	3 Month LIBOR(1)	—	32,699	32,699
350	12/31/22	1.495%	3 Month LIBOR(1)	—	7,946	7,946
1,025	05/31/23	1.394%	3 Month LIBOR(1)	—	33,104	33,104
1,025	05/31/23	1.395%	3 Month LIBOR(1)	—	33,035	33,035
1,395	05/31/23	1.578%	3 Month LIBOR(1)	(1,482)	29,099	30,581
250	05/31/23	1.584%	3 Month LIBOR(1)	—	5,130	5,130
1,705	08/15/23	1.406%	3 Month LIBOR(1)	—	63,114	63,114
6,227	11/15/23	2.209%	3 Month LIBOR(1)	—	(63,974)	(63,974)
850	02/15/24	2.151%	3 Month LIBOR(1)	—	(3,539)	(3,539)
2,285	02/15/24	2.167%	3 Month LIBOR(1)	(20,938)	(9,275)	11,663
2,020	02/15/24	2.183%	3 Month LIBOR(1)	(1,834)	(11,284)	(9,450)
845	03/22/27	2.283%	U.S. CPI Urban Consumers NSA Index(2)	—	4,947	4,947
1,925	05/03/32	2.434%	3 Month LIBOR(2)	—	4,149	4,149
1,525	05/03/37	2.508%	3 Month LIBOR(1)	—	(4,877)	(4,877)
305	02/15/42	1.369%	1 Day USOIS(1)	—	44,626	44,626
205	09/27/46	1.380%	1 Day USOIS(1)	—	32,720	32,720

				$(75,004)	$211,124	$286,128

Cash of $10,000, U.S. Government Agency Obligations and a U.S. Treasury Obligation with a combined market value of $1,801,083 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at April 30, 2017.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Total return swap agreements outstanding at April 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	459	Pay fixed rate payments on the IOS.FN.450 Index and receive variable payments based on 1 Month LIBOR	$(133)	$(1,407)	$1,274

(1)	Upfront/recurring fees or commissions, as applicable, are included in net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$30,181,798	$3,000,000
Non-Residential Mortgage-Backed Securities	—	5,429,103	840,000
Residential Mortgage-Backed Securities	—	10,635,748	633,555
Bank Loans	—	826,857	—
Commercial Mortgage-Backed Securities	—	20,967,051	606,000
Corporate Bonds	—	75,776,343	—
Municipal Bonds	—	194,546	—
U.S. Government Agency Obligations	—	1,175,568	—
U.S. Treasury Obligations	—	30,291,384	—
Preferred Stock	133,600	—	—

See Notes to Financial Statements.

44

	Level 1	Level 2	Level 3
Foreign Government Bonds	$—	$8,629,724	$—
Common Stock	20,094	—	—
Non-Corporate Foreign Agencies	—	2,187,768	—
Residential Mortgage-Backed Securities	—	4,762,219	2,083,939
Affiliated Mutual Funds	23,150,345	—	—
Options Purchased	17,531	477,784	—
Options Written	(1,328)	(334,483)	—
Other Financial Instruments*
Futures Contracts	157,424	—	—
OTC Forward Foreign Currency Exchange Contracts	—	19,670	—
OTC Cross Currency Exchange Contracts	—	(6,628)	—
Centrally Cleared Credit Default Swap Agreements	—	1,073	—
OTC Credit Default Swap Agreements	—	(8,002)	96
OTC Currency Swap Agreements	—	(6,615)	—
OTC Forward Rate Agreements	—	25,958	—
Centrally Cleared Interest Rate Swap Agreements	—	286,128	—
OTC Total Return Swap Agreement	—	(133)	—

Total	$23,477,666	$191,512,861	$7,163,590

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Asset-Backed Securities— Non- Residential Mortgage- Backed Securities	Asset-Backed Securities— Residential Mortgage- Backed Securities	Bank Loans	Comercial Mortgage- backed Securities	Residential Mortgage- Backed Securities	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 10/31/16	$4,096,553	$100,012	$1,503,914	$594,000	$—	$—	$—	$(464)
Realized gain (loss)	—	—	4,824	3,652	—	23	—	—
Change in unrealized appreciation (depreciation)**	—	—	7,224	3,000	—	2,503	96	464
Purchases/Exchanges/ Issurances	3,000,000	840,000	—	—	606,000	2,093,613	—	—
Sales/Paydowns	—	—	(695,019)	(600,750)	—	(12,233)	—	—
Accrued discounts/ premiums	—	—	2,612	98	—	33	—	—
Transfers out of Level 3	(4,096,553)	(100,012)	(190,000)	—	—	—	—	—

Balance as of 4/30/17	$3,000,000	$840,000	$633,555	$—	$606,000	$2,083,939	$96	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $4,563 was relating to securities held at the reporting period end.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Asset-Backed Securities—Collateralized Loan Obligations	$500,000	Market approach	Single broker indicative quote	$100.00
Asset-Backed Securities—Collateralized Loan Obligations	2,500,000	Pricing at cost	Unadjusted purchase price	$100.00
Asset-Backed Securities—Non-Residential Mortgage-Backed Securities	720,000	Market approach	Single broker indicative quote	$100.00
Asset-Backed Securities—Non-Residential Mortgage-Backed Securities	120,000	Pricing at cost	Unadjusted purchase price	$100.00
Asset-Backed Securities—Residential Mortgage-Backed Securities	633,555	Market approach	Single broker indicative quote	$99.91
Commercial Mortgage-Backed Securities	606,000	Pricing at cost	Unadjusted purchase price	$101.00
Residential Mortgage-Backed Securities	2,083,939	Market approach	Single broker indicative quote	$99.23-$100.00 ($99.82)
Credit Default Swap Agreements	96	Market approach	Single broker indicative quote	$100.00

	$7,163,590

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Collateralized Loan Obligations	$3,047,675	L3 to L2	Single broker indicative quote to evaluated bid
Asset-Backed Securities—Collateralized Loan Obligations	$1,048,878	L3 to L2	Priced at cost to evaluated bid
Asset-Backed Securities—Non-Residential Mortgage-Backed Securities	$100,012	L3 to L2	Single broker indicative quote to evaluated bid
Asset-Backed Securities—Residential Mortgage-Backed Securities	$190,000	L3 to L2	Priced at cost to evaluated bid

See Notes to Financial Statements.

46

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2017 were as follows:

Collateralized Loan Obligations	14.9%
U.S. Treasury Obligations	13.6
Affiliated Mutual Funds (including 1.1% of collateral for securities on loan)	10.4
Commercial Mortgage-Backed Securities	9.7
Banks	8.4
Residential Mortgage-Backed Securities	8.2
Foreign Government Bonds	3.9
Non-Residential Mortgage-Backed Securities	2.8
Home Builders	2.1
Telecommunications	1.9
Retail	1.6
Media	1.5
Electric	1.3
Healthcare-Services	1.2
Diversified Financial Services	1.2
Real Estate Investment Trusts (REITs)	1.2
Pharmaceuticals	1.0
Non-Corporate Foreign Agencies	1.0
Oil & Gas	0.9
Food	0.8
Insurance	0.8
Chemicals	0.7
Pipelines	0.6
Auto Manufacturers	0.6
Semiconductors	0.6
U.S. Government Agency Obligations	0.5
Computers	0.5
Healthcare-Products	0.5
Entertainment	0.5
Lodging	0.5
Containers & Packaging	0.5
Multi-National	0.4
Software	0.4%
Commercial Services	0.4
Textiles	0.4
Internet	0.4
Forest Products & Paper	0.3
Mining	0.3
Distribution/Wholesale	0.3
Iron/Steel	0.3
Technology	0.2
Auto Parts & Equipment	0.2
Diversified Machinery	0.2
Oil & Gas Services	0.2
Options Purchased	0.2
Holding Companies—Diversified	0.2
Beverages	0.2
Airlines	0.2
Biotechnology	0.2
Transportation	0.2
Agriculture	0.1
Home Furnishings	0.1
Environmental Control	0.1
Housewares	0.1
Building Materials	0.1
Municipal Bonds	0.1
Office Furnishings	0.1
Miscellaneous Manufacturing	0.0 *
Oil, Gas & Consumable Fuels	0.0 *

99.8
Options Written	(0.2)
Other assets in excess of liabilities	0.4

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$2,160	*	Due from/to broker—variation margin swaps	$1,087	*
Credit contracts	Premiums paid for OTC swap agreements	835		Premiums received for OTC swap agreements	57,268
Credit contracts	Unrealized appreciation on OTC swap agreements	51,277		Unrealized depreciation on OTC swap agreements	2,750
Foreign exchange contracts	Unaffiliated investments	47,033		Options written outstanding, at value	27,801
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	655		Unrealized depreciation on OTC cross currency exchange contracts	7,283
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	121,165		Unrealized depreciation on OTC forward foreign currency exchange contracts	101,495
Interest rate contracts	Due from/to broker—variation margin futures	255,948	*	Due from/to broker—variation margin futures	98,524	*
Interest rate contracts	Due from/to broker—variation margin swaps	627,228	*	Due from/to broker—variation margin swaps	341,100	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	1,407
Interest rate contracts	Unaffiliated investments	448,282		Options written outstanding, at value	308,010
Interest rate contracts	Unrealized appreciation on OTC forward rate agreements	32,531		Unrealized depreciation on OTC forward rate agreements	6,573
Interest rate contracts	Unrealized appreciation on OTC swap agreements	15,386		Unrealized depreciation on OTC swap agreements	20,727

Total		$1,602,500			$974,025

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

48

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts(2)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$40,112	$40,112
Foreign exchange contracts	—	—	—	(107,997)	—	—	(107,997)
Interest rate contracts	(90,306)	21,840	(1,573,823)	—	498	(391,981)	(2,033,772)

Total	$(90,306)	$21,840	$(1,573,823)	$(107,997)	$498	$(351,869)	$(2,101,657)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Contracts(4)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$6,297	$6,297
Foreign exchange contracts	(950)	2,061	—	32,364	—	—	33,475
Interest rate contracts	907	6,785	631,257	—	26,422	1,530,127	2,195,498

Total	$(43)	$8,846	$631,257	$32,364	$26,422	$1,536,424	$2,235,270

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2017, the average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$165,119	$20,804,907	$89,629,762	$10,033,965	$5,447,181	$7,035,913	$1,039,628

Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$3,049,000	$2,564,333	$17,300,000	$204,375,828	$1,969,667

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$2,362,128	$(2,362,128)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Bank of America	$11,824	$(8,720)	$—	$3,104
Barclays Capital Group	223,426	(157,394)	—	66,032
Citigroup Global Markets	104,843	(67,019)	—	37,824
Credit Suisse First Boston Corp.	29,536	(29,536)	—	—
Goldman Sachs & Co.	30,518	(30,518)	—	—
JPMorgan Chase	227,777	(174,917)	—	52,860
Morgan Stanley	22,919	(22,919)	—	—
UBS AG	48,790	(31,457)	—	17,333

	$699,633

See Notes to Financial Statements.

50

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Bank of America	$(8,720)	$8,720	$—	$—
Barclays Capital Group	(157,394)	157,394	—	—
Citigroup Global Markets	(67,019)	67,019	—	—
Credit Suisse First Boston Corp.	(32,013)	29,536	—	(2,477)
Goldman Sachs & Co.	(33,804)	30,518	—	(3,286)
JPMorgan Chase	(174,917)	174,917	—	—
Morgan Stanley	(26,662)	22,919	—	(3,743)
UBS AG	(31,457)	31,457	—	—

	$(531,986)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amount represents market value.
(4)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	51

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $2,362,128:
Unaffiliated investments (cost $197,564,549)	$198,870,612
Affiliated investments (cost $23,150,376)	23,150,345
Cash	470
Foreign currency, at value (cost $255,044)	257,805
Deposit with broker for futures	259,516
Deposit with broker for centrally cleared swaps	10,000
Receivable for Fund shares sold	7,863,651
Interest receivable	1,460,994
Receivable for investments sold	1,188,147
Unrealized appreciation on OTC forward foreign currency exchange contracts	121,165
Unrealized appreciation on OTC swap agreements	66,663
Unrealized appreciation on OTC forward rate agreements	32,531
Premium paid for OTC swap agreements	835
Unrealized appreciation on OTC cross currency exchange contracts	655
Prepaid expenses	439

Total assets	233,283,828

Liabilities
Payable for investments purchased	5,841,577
Payable to broker for collateral for securities on loan	2,424,156
Payable for Fund shares reacquired	1,759,052
Options written outstanding, at value (premiums received $344,657)	335,811
Unrealized depreciation on OTC forward foreign currency exchange contracts	101,495
Accrued expenses	96,946
Premium received for OTC swap agreements	58,675
Management fee payable	55,354
Unrealized depreciation on OTC swap agreements	23,477
Distribution fee payable	9,698
Due to broker—variation margin swaps	9,582
Due to broker—variation margin futures	8,556
Unrealized depreciation on OTC cross currency exchange contracts	7,283
Unrealized depreciation on OTC forward rate agreements	6,573
Affiliated transfer agent fee payable	689

Total liabilities	10,738,924

Net Assets	$222,544,904

Net assets were comprised of:
Common stock, at par	$22,995
Paid-in capital in excess of par	224,888,024

224,911,019
Distributions in excess of net investment income	(256,093)
Accumulated net realized loss on investment and foreign currency transactions	(3,954,434)
Net unrealized appreciation on investments and foreign currencies	1,844,412

Net assets, April 30, 2017	$222,544,904

See Notes to Financial Statements.

52

Class A
Net asset value and redemption price per share,
($14,199,879 ÷ 1,468,222 shares of common stock issued and outstanding)	$9.67
Maximum sales charge (3.25% of offering price)	.32

Maximum offering price to public	$9.99

Class C
Net asset value, offering price and redemption price per share,
($8,722,682 ÷ 901,409 shares of common stock issued and outstanding)	$9.68

Class Q
Net asset value, offering price and redemption price per share,
($178,418,612 ÷ 18,440,606 shares of common stock issued and outstanding)	$9.68

Class Z
Net asset value, offering price and redemption price per share,
($21,203,731 ÷ 2,184,857 shares of common stock issued and outstanding)	$9.70

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	53

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Interest income	$2,578,801
Affiliated dividend income	108,544
Unaffiliated dividend income	3,343
Income from securities lending, net (including affiliated income of $390)	887

Total income	2,691,575

Expenses
Management fee	450,648
Distribution fee—Class A	14,985
Distribution fee—Class C	42,376
Custodian and accounting fees	112,000
Registration fees	47,000
Audit fee	31,000
Transfer agent’s fees and expenses (including affiliated expense of $1,600)	26,000
Shareholders’ reports	20,000
Legal fees and expenses	10,000
Directors’ fees	6,000
Miscellaneous	8,689

Total expenses	768,698
Less: Management fee waiver and/or expense reimbursement	(170,558)

Net expenses	598,140

Net investment income (loss)	2,093,435

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $7)	(38,713)
Futures transactions	(1,573,823)
Options written transactions	21,840
Forward rate agreement transactions	498
Swap agreements transactions	(351,869)
Foreign currency transactions	(114,360)

(2,056,427)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of ($91))	329,024
Futures	631,257
Options Written	8,846
Forward rate agreements	26,422
Swap agreements	1,536,424
Foreign currencies	34,114

2,566,087

Net gain (loss) on investments and foreign currency transactions	509,660

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,603,095

See Notes to Financial Statements.

54

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,093,435	$2,887,407
Net realized gain (loss) on investments and foreign currency transactions	(2,056,427)	87,577
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,566,087	603,472

Net increase (decrease) in net assets resulting from operations	2,603,095	3,578,456

Dividends and Distributions
Dividends from net investment income
Class A	(146,911)	(210,049)
Class C	(72,439)	(134,768)
Class Q	(1,717,785)	(2,189,822)
Class Z	(424,684)	(354,907)

	(2,361,819)	(2,889,546)

Tax return of capital distributions
Class A	—	(23,001)
Class C	—	(14,758)
Class Q	—	(239,793)
Class Z	—	(38,864)

	—	(316,416)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	124,235,404	59,428,066
Net asset value of shares issued in reinvestment of dividends and distributions	2,347,568	3,196,222
Cost of shares reacquired	(48,697,506)	(24,610,129)

Net increase (decrease) in net assets from Fund share transactions	77,885,466	38,014,159

Total increase (decrease)	78,126,742	38,386,653

Net Assets:
Beginning of period	144,418,162	106,031,509

End of period(a)	$222,544,904	$144,418,162

(a) Includes undistributed net investment income of:	$—	$12,291

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	55

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) in Maryland on September 1, 1994, as a diversified open-end management investment company. The Company consists of two funds: Prudential Total Return Bond Fund and Prudential Short Duration Multi-Sector Bond Fund. The information presented in these financial statements pertains to Prudential Short Duration Multi-Sector Bond Fund (the “Fund”). The Fund’s investment objective is total return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

56

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on single broker quote or at the original transaction price are classified as Level 3 in the fair Value hierarchy.

OTC derivative instruments are generally classified as level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by

Prudential Short Duration Multi-Sector Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

58

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be

Prudential Short Duration Multi-Sector Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented on the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve

60

risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instruments underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps

Prudential Short Duration Multi-Sector Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other form of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Series may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Series’ maximum risk of loss

62

from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event.

As a seller of protection on credit default swap agreements, the Series generally receives from the buyer of protection an agreed upon payment throughout the term of the swap provided no credit event occurs. As the seller, the Series effectively increases investment risk because, in addition to its total assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Series as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Series entered into for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The

Prudential Short Duration Multi-Sector Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Currency Swaps: The Fund may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and

64

short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, that the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2017, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment In Kind Securities: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and

Prudential Short Duration Multi-Sector Bond Fund	65

Notes to Financial Statements (unaudited) (continued)

securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, which may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

66

Note 2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to $5 billion, .475% on the average daily net assets on the next $5 billion and .465% of such assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursement was .50% for the six months ended April 30, 2017. The effective management fee rate, net of waivers and/or expense reimbursement was .31% for the six months ended April 30, 2017.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .60% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services (“PIMS”) who acts as the distributor of Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at the annual rate of .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $67,031 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2017. From

Prudential Short Duration Multi-Sector Bond Fund	67

Notes to Financial Statements (unaudited) (continued)

these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017, it received $450 and $1,981 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PIMS and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc. was compensated $417 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadvisor to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017 were $78,712,832 and $31,870,125, respectively.

68

Transactions in options written during the six months ended April 30, 2017, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2016	—	$—
Written options	62,760	373,940
Expired options	(241)	(13,202)
Closed options	(142)	(16,081)

Options outstanding at April 30, 2017	62,377	$344,657

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$221,836,987

Appreciation	1,062,875
Depreciation	(878,905)

Net Unrealized Appreciation	$183,970

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2016 of approximately $1,459,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class C shares are sold with a CDSC of 1% during the first 12 months. Class Q and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

Prudential Short Duration Multi-Sector Bond Fund	69

Notes to Financial Statements (unaudited) (continued)

The Company is authorized to issue 6 billion shares of common stock at $.001 par value per share. There are 135 million shares of common stock authorized for the Fund, designated Class A, Class C, Class Q, Class T and Class Z shares, each of which consist of 5 million, 10 million, 40 million, 30 million and 50 million of authorized shares, respectively. The Fund does not have any Class T shares outstanding.

At reporting period end, three shareholders of record held 89% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	790,481	$7,605,582
Shares issued in reinvestment of dividends and distributions	14,875	143,201
Shares reacquired	(389,229)	(3,744,071)

Net increase (decrease) in shares outstanding before conversion	416,127	4,004,712
Shares issued upon conversion from other share class(es)	1,761	16,939
Shares reacquired upon conversion into other share class(es)	(103,852)	(1,000,773)

Net increase (decrease) in shares outstanding	314,036	$3,020,878

Year ended October 31, 2016:
Shares sold	718,011	$6,902,339
Shares issued in reinvestment of dividends and distributions	23,206	223,581
Shares reacquired†	(179,192)	(1,725,270)

Net increase (decrease) in shares outstanding before conversion	562,025	5,400,650
Shares reacquired upon conversion into other share class(es)	(8,719)	(83,860)

Net increase (decrease) in shares outstanding	553,306	$5,316,790

Class C
Six months ended April 30, 2017:
Shares sold	210,339	$2,026,884
Shares issued in reinvestment of dividends and distributions	7,505	72,289
Shares reacquired	(205,952)	(1,982,349)

Net increase (decrease) in shares outstanding before conversion	11,892	116,824
Shares reacquired upon conversion into other share class(es)	(1,760)	(16,939)

Net increase (decrease) in shares outstanding	10,132	$99,885

Year ended October 31, 2016:
Shares sold	559,224	$5,375,325
Shares issued in reinvestment of dividends and distributions	15,516	149,488
Shares reacquired†	(275,186)	(2,651,326)

Net increase (decrease) in shares outstanding before conversion	299,554	2,873,487
Shares reacquired upon conversion into other share class(es)	(1,693)	(16,425)

Net increase (decrease) in shares outstanding	297,861	$2,857,062

70

Class Q	Shares	Amount
Six months ended April 30, 2017:
Shares sold	6,580,532	$63,411,391
Shares issued in reinvestment of dividends and distributions	177,351	1,709,629
Shares reacquired*	(3,397,539)	(32,719,962)

Net increase (decrease) in shares outstanding before conversion	3,360,344	32,401,058
Shares issued upon conversion from other share class(es)	6,936,809	66,801,679
Shares reacquired upon conversion into other share class(es)	(54,494)	(524,778)

Net increase (decrease) in shares outstanding	10,242,659	$98,677,959

Year ended October 31, 2016:
Shares sold	442,596	$4,240,019
Shares issued in reinvestment of dividends and distributions	252,348	2,429,593
Shares reacquired†	(1,577,014)	(15,170,218)

Net increase (decrease) in shares outstanding before conversion	(882,070)	$(8,500,606)

Class Z
Six months ended April 30, 2017:
Shares sold	5,321,494	$51,191,547
Shares issued in reinvestment of dividends and distributions	43,880	422,449
Shares reacquired	(1,066,181)	(10,251,124)

Net increase (decrease) in shares outstanding before conversion	4,299,193	41,362,872
Shares issued upon conversion from other share class(es)	146,198	1,410,635
Shares reacquired upon conversion into other share class(es)	(6,924,897)	(66,686,763)

Net increase (decrease) in shares outstanding	(2,479,506)	$(23,913,256)

Year ended October 31, 2016:
Shares sold	4,427,597	$42,910,383
Shares issued in reinvestment of dividends and distributions	40,755	393,560
Shares reacquired†	(525,360)	(5,063,315)

Net increase (decrease) in shares outstanding before conversion	3,942,992	38,240,628
Shares issued upon conversion from other share class(es)	10,411	100,285

Net increase (decrease) in shares outstanding	3,953,403	$38,340,913

*	Includes affiliated redemptions of 2,758,277 shares with a value of $26,556,384 for Class Q shares.
†	Includes affiliated redemptions of 1,058 shares with a value of $10,159 for Class A shares, 1,044 shares with a value of $10,031 for Class C shares, 1,063 shares with a value of $10,217 for Class Q shares and 1,063 shares with a value of $10,214 for Class Z shares.

Note 7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a

Prudential Short Duration Multi-Sector Bond Fund	71

Notes to Financial Statements (unaudited) (continued)

contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncement and Reporting Update

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

72

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		December 23, 2013(b) through October 31,
	2017		2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.68		$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.10		.23	.21	.19
Net realized and unrealized gain (loss) on investments	.01		.05	(.14)	(.05)
Total from investment operations	.11		.28	.07	.14
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.23)	(.41)	(.15)
Tax return of capital distributions	-		(.02)	-	-
Total dividends and distributions	(.12)		(.25)	(.41)	(.15)
Net asset value, end of period	$9.67		$9.68	$9.65	$9.99
Total Return(a):	1.12%		3.00%	.70%	1.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,200		$11,175	$5,797	$1,004
Average net assets (000)	$12,087		$8,868	$2,412	$295
Ratios to average net assets(d)(g):
Expense after waivers and/or expense reimbursement	.85%	(e)	.85%	.85%	.90%	(e)
Expense before waivers and/or expense reimbursement	1.15%	(e)	1.26%	1.49%	1.62%	(e)
Net investment income (loss)	2.15%	(e)	2.35%	2.18%	2.19%	(e)
Portfolio turnover rate	35%	(f)	66%	51%	222%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of average daily net assets.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	73

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		December 23, 2013(b) through October 31,
	2017		2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.69		$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07		.16	.14	.12
Net realized and unrealized gain (loss) on investments	-	(g)	.06	(.15)	(.04)
Total from investment operations	.07		.22	(.01)	.08
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.16)	(.33)	(.09)
Tax return of capital distributions	-		(.02)	-	-
Total dividends and distributions	(.08)		(.18)	(.33)	(.09)
Net asset value, end of period	$9.68		$9.69	$9.65	$9.99
Total Return(a):	.75%		2.34%	(.06)%	.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,723		$8,634	$5,728	$605
Average net assets (000)	$8,545		$7,900	$2,495	$166
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.60%	(e)	1.60%	1.60%	1.65%	(e)
Expense before waivers and/or expense reimbursement	1.90%	(e)	2.02%	2.26%	2.33%	(e)
Net investment (loss)	1.41%	(e)	1.61%	1.42%	1.42%	(e)
Portfolio turnover rate	35%	(f)	66%	51%	222%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less then $.005.

See Notes to Financial Statements.

74

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,		December 23, 2013(b) through October 31,
	2017		2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.69		$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.12		.25	.25	.19
Net realized and unrealized gain (loss) on investments	-	(g)	.07	(.16)	(.03)
Total from investment operations	.12		.32	.09	.16
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.25)	(.43)	(.17)
Tax return of capital distributions	-		(.03)	-	-
Total dividends and distributions	(.13)		(.28)	(.43)	(.17)
Net asset value, end of period	$9.68		$9.69	$9.65	$9.99
Total Return(a):	1.25%		3.37%	.95%	1.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$178,419		$79,420	$87,644	$85,092
Average net assets (000)	$127,583		$83,676	$87,488	$74,561
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.60%	(e)	.60%	.60%	.65%	(e)
Expense before waivers and/or expense reimbursement	.76%	(e)	.92%	.97%	1.05%	(e)
Net investment income (loss)	2.42%	(e)	2.62%	2.51%	2.20%	(e)
Portfolio turnover rate	35%	(f)	66%	51%	222%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less then $.005.

See Notes to Financial Statements.

Prudential Short Duration Multi-Sector Bond Fund	75

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		December 23, 2013(b) through October 31,
	2017		2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.69		$9.65	$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11		.25	.24	.21
Net realized and unrealized (loss) on investments	.03		.07	(.15)	(.05)
Total from investment operations	.14		.32	.09	.16
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.25)	(.43)	(.17)
Tax return of capital distributions	-		(.03)	-	-
Total dividends and distributions	(.13)		(.28)	(.43)	(.17)
Net asset value, end of period	$9.70		$9.69	$9.65	$9.99
Total Return(a)	1.44%		3.36%	.94%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,204		$45,189	$6,863	$2,268
Average net assets (000)	$33,537		$14,060	$4,575	$1,074
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.60%	(e)	.60%	.60%	.65%	(e)
Expense before waivers and/or expense reimbursement	.83%	(e)	1.02%	1.20%	1.29%	(e)
Net investment income (loss)	2.24%	(e)	2.51%	2.48%	2.46%	(e)
Portfolio turnover rate	35%	(f)	66%	51%	222%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

76

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	SDMAX	SDMCX	SDMQX	SDMZX
CUSIP	74440B876	74440B868	74440B850	74440B843

MF219E2

     PRUDENTIAL TOTAL RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Total Return Bond Fund

June 15, 2017

Prudential Total Return Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	0.53	–1.50	2.73	5.22	—
Class B	0.21	–2.40	2.96	5.18	—
Class C	0.09	1.31	2.89	5.02	—
Class Q	0.63	3.42	4.03	N/A	5.07 (12/27/10)
Class R	0.34	2.81	3.41	N/A	5.44 (1/14/08)
Class Z	0.59	3.34	3.96	5.96	—
Bloomberg Barclays US Aggregate Bond Index	–0.67	0.83	2.27	4.30	—
Lipper Core Plus Bond Funds Average	0.43	3.04	3.03	4.77	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

4	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1% (.75% currently)	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC-registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The average annual total returns for the Index measured from the month-end closest to the inception date through 4/30/17 are 3.24% for Class Q shares and 4.09% for Class R shares.

Lipper Core Plus Bond Funds Average—The Lipper Core Plus Bond Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Core Plus Bond Funds universe for the periods noted. Funds in the Lipper Average invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 are 3.89% for Class Q shares and 4.64% for Class R shares.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect

Prudential Total Return Bond Fund	5

Your Fund’s Performance (continued)

the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.34	2.23	2.19
Class B	0.30	1.84	1.55
Class C	0.29	1.59	1.55
Class Q	0.36	2.68	2.68
Class R	0.32	2.08	1.79
Class Z	0.36	2.59	2.55

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 4/30/17 (%)
AAA	36.6
AA	8.3
A	16.8
BBB	19.9
BB	7.1
B	4.3
CCC	0.3
Not Rated	4.5
Cash/Cash Equivalents	2.3
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

6	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Total Return Bond Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,005.30	0.76%	$3.78
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81
Class B	Actual	$1,000.00	$1,002.10	1.26%	$6.25
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
Class C	Actual	$1,000.00	$1,000.90	1.51%	$7.49
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55
Class Q	Actual	$1,000.00	$1,006.30	0.42%	$2.09
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11
Class R	Actual	$1,000.00	$1,003.40	1.01%	$5.02
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
Class Z	Actual	$1,000.00	$1,005.90	0.51%	$2.54
	Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 96.3%

ASSET-BACKED SECURITIES 20.1%

Collateralized Loan Obligations 14.8%
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A	2.696	%(c)	07/20/26	15,000	$15,031,917
Series 2015-AA, Class A1, 144A	2.858	(c)	01/15/28	62,500	62,569,456
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.648	(c)	10/15/28	4,250	4,272,610
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.600	(c)	04/28/26	14,800	14,839,772
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A	2.689	(c)	07/28/28	68,500	69,009,914
Apidos CLO XIX (Cayman Islands), Series 2014-19A, Class A1R, 144A	2.234	(c)	10/17/26	25,000	25,045,070
Ares XL CLO Ltd. (Cayman Islands), Series 2016-40A, Class A2, 144A	2.808	(c)	10/15/27	29,100	29,522,922
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.258	(c)	04/15/25	5,300	5,301,803
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	2.389	(c)	07/28/25	10,000	10,027,651
Ares XXXIX CLO Ltd. (Cayman Islands), Series 2016-39A, Class A, 144A	2.688	(c)	07/18/28	64,750	65,120,758
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.539	(c)	02/17/26	32,750	32,749,227
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.452	(c)	07/16/26	51,750	51,822,885
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.278	(c)	07/16/25	49,000	49,039,474
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.618	(c)	07/17/26	6,500	6,510,667
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.484	(c)	08/05/27	29,500	29,641,178
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.406	(c)	10/15/28	78,750	79,738,604
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A	2.293	(c)	10/22/25	32,820	32,821,378
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A	2.328	(c)	04/17/26	10,000	9,937,541
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1R, 144A	2.338	(c)	10/17/26	51,775	51,775,000
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 144A	2.348	(c)	10/17/26	53,450	53,476,233

See Notes to Financial Statements.

Prudential Total Return Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.688	%(c)	04/18/27		35,500	$35,525,606
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A	2.703	(c)	01/24/29		61,700	61,802,070
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.776	(c)	01/20/28		31,500	31,641,555
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	2.358	(c)	07/15/24		16,300	16,303,646
Benefit Street Partners CLO V Ltd. (Cayman Islands),
Series 2014-VA, Class AR, 144A	2.356	(c)	10/20/26		85,000	84,786,403
Series 2014-VA, Class B1R, 144A	2.806	(c)	10/20/26		2,750	2,739,846
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.688	(c)	07/18/27		4,150	4,171,607
Bosphorus CLO II DAC (Ireland),
Series 2A, Class A, 144A	1.430	(c)	10/15/25	EUR	22,875	24,944,946
Series 2A, Class B, 144A	2.150	(c)	10/15/25	EUR	8,825	9,629,134
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	2.308	(c)	04/17/25		15,600	15,619,319
Series 2013-1A, Class B1, 144A	2.908	(c)	04/17/25		14,500	14,502,377
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A	2.187	(c)	07/27/26		70,000	70,091,553
Carlyle Global Markets Strategies Euro CLO Ltd.,
Series 2013-2A, Class A1R, 144A	0.818	(c)	10/15/26	EUR	58,500	63,765,956
Series 2013-2A, Class A2BR, 144A	2.310		10/15/26	EUR	4,250	4,621,608
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	2.706	(c)	04/20/26		14,300	14,323,086
Series 2014-2A, Class A1R, 144A	2.558	(c)	10/18/26		31,000	30,987,969
Series 2015-1A, Class A, 144A	2.703	(c)	04/22/27		76,250	76,367,608
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358	(c)	07/15/26		50,000	49,995,495
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.608	(c)	07/15/26		10,250	10,260,660
Elevation CLO Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 144A	2.338	(c)	10/15/26		25,000	25,000,900
Series 2015-4A, Class A, 144A	2.708	(c)	04/18/27		59,200	59,517,750
Series 2015-4A, Class B, 144A	3.588	(c)	04/18/27		21,250	21,272,593
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A	2.328	(c)	10/15/26		75,000	75,036,855
Guggenheim 5180-2 CLO LP, Series 2015-1A, Class A1, 144A	2.752	(c)	11/25/27		88,250	88,355,450

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.484	%(c)	05/05/27	73,000	$73,122,129
HPS Investment Partners CLO Subsidiary LLC (Cayman Islands), Series 11A-RR, Class A, 144A^	—	(c)(p)	05/07/30	16,000	15,676,800
ICG US CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A(g)	2.306	(c)	04/20/26	35,070	35,017,595
Series 2014-3A, Class A1B, 144A(g)	3.280		01/25/27	20,000	19,998,534
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.698	(c)	04/15/27	25,000	25,038,678
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.656	(c)	07/20/27	15,000	14,998,370
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A	2.339	(c)	05/15/26	65,000	65,014,001
Series 2014-2A, Class AR, 144A	2.338	(c)	07/15/26	12,000	12,005,730
Series 2014-3A, Class AR, 144A	2.358	(c)	10/15/26	100,000	100,050,150
Series 2015-1A, Class A, 144A	2.632	(c)	05/20/27	20,500	20,546,545
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A(g)	2.576	(c)	07/25/26	1,600	1,598,460
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A	2.278	(c)	01/18/27	17,850	17,871,645
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.910	(c)	04/20/28	33,300	33,508,025
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.618	(c)	07/15/27	43,600	43,531,361
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	2.334	(c)	08/13/25	13,500	13,502,358
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class A2A, 144A	2.848	(c)	07/15/28	39,000	39,335,646
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.479	(c)	10/30/27	55,250	55,422,231
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.303	(c)	07/22/25	2,800	2,802,089
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.406	(c)	01/20/29	90,000	90,286,785
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A	2.552	(c)	05/21/27	63,800	64,061,459
Series 2015-2A, Class A1A, 144A	2.656	(c)	07/20/27	10,000	10,042,004
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.678	(c)	04/15/26	16,700	16,780,522
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A	2.566	(c)	07/25/26	91,850	91,972,528
Series 2014-1A, Class A2, 144A	2.686	(c)	07/25/26	11,750	11,760,151

See Notes to Financial Statements.

Prudential Total Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.672	%(c)	12/20/28	53,000	$53,078,652
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440		04/15/25	4,900	4,915,926
Shackleton V CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A^	2.319	(c)	05/07/26	75,000	75,000,000
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.608	(c)	10/15/26	11,661	11,673,860
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.489	(c)	05/15/26	46,909	46,945,364
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.856	(c)	10/20/23	4,350	4,357,656
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.680	(c)	07/20/28	35,000	35,271,618
Sound Point CLO XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.816	(c)	10/20/28	5,500	5,531,900
Sound Point CLO XIV Ltd. (Cayman Islands), Series 2016-3A, Class A, 144A	2.683	(c)	01/23/29	53,875	54,180,962
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2012-1A, Class AR, 144A	2.608	(c)	01/15/26	40,300	40,528,432
Series 2014-3A, Class A, 144A	2.773	(c)	01/22/27	51,500	51,586,283
Series 2015-1A, Class A, 144A	2.656	(c)	07/20/27	30,000	30,118,107
TIAA CLO I Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.856	(c)	07/20/28	52,600	52,669,395
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.434	(c)	01/15/29	127,250	127,083,608
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.278	(c)	07/15/25	38,165	38,206,016
Venture XXVII CLO Ltd. (Cayman Islands), Series 2017-27RA, Class A, 144A^	2.481	(c)	07/21/30	19,200	18,802,560
Vibrant CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A1, 144A	2.806	(c)	07/20/28	50,000	50,313,935
Voya CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A	2.298	(c)	04/15/24	10,050	10,056,379
Series 2013-2A, Class A1, 144A	2.306	(c)	04/25/25	3,250	3,252,373
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.376	(c)	04/20/26	60,000	59,980,248
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 144A	2.806	(c)	10/20/28	41,250	41,508,196
Series 2017-1A, Class A1, 144A^	2.431	(c)	04/20/29	70,000	70,000,000

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
West CLO Ltd. (Cayman Islands),
Series 2012-1A, Class B, 144A	4.439	%(c)	10/30/23	8,150	$8,149,014
Series 2013-1A, Class A1AR, 144A^	2.339	(c)	11/07/25	10,000	10,000,000
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.686	(c)	07/20/28	11,000	11,062,547

					3,377,734,879

Non-Residential Mortgage-Backed Securities 2.3%
American Express Credit Account Master Trust, Series 2013-1, Class B	1.694	(c)	02/16/21	2,000	2,010,273
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-2A, Class A, 144A	2.630		12/20/21	13,600	13,607,800
Series 2016-1A, Class A, 144A	2.990		06/20/22	6,500	6,565,904
Earnest Student Loan Program LLC,
Series 2016-C, Class A1, 144A	2.841	(c)	10/27/36	9,466	9,607,701
Series 2016-D, Class A1, 144A	2.391	(c)	01/25/41	9,087	9,236,333
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350		07/15/20	3,789	3,795,228
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	1.344	(c)	08/15/19	26,000	26,010,816
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730		03/25/21	42,400	42,284,977
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950		03/25/22	18,400	18,425,377
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260		04/21/25	10,500	10,495,530
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540		10/20/32	472	475,234
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A	2.040		01/15/21	9,327	9,342,200
Series 2017-1A, Class A, 144A	2.160		10/15/20	31,952	31,945,456
OneMain Financial Issuance Trust,
Series 2014-2A, Class C, 144A	4.330		09/18/24	6,410	6,427,176
Series 2015-1A, Class A, 144A	3.190		03/18/26	5,283	5,335,274
Series 2015-2A, Class A, 144A	2.570		07/18/25	40,200	40,268,553
Series 2016-1A, Class A, 144A	3.660		02/20/29	28,300	28,835,300
Series 2016-2A, Class A, 144A	4.100		03/20/28	19,900	20,373,598
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280		11/08/21	37,679	37,365,409

See Notes to Financial Statements.

Prudential Total Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290%		01/01/21	31	$32,893
Series 2003-20I, Class 1	5.130		09/01/23	24	25,883
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29	52,923	53,206,814
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160		11/15/24	54,942	55,548,758
Series 2015-AA, Class B, 144A	3.620		11/15/24	3,250	3,254,839
Series 2015-AA, Class C, 144A	5.040		11/15/24	6,000	6,046,454
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A1, 144A	1.343	(c)	07/22/19	66,000	66,010,250
Series 2014-1A, Class A2, 144A	1.400		07/22/19	14,298	14,297,743
VOLT LVII LLC, Series 2017-NPl4, Class A1, 144A^	3.375		04/25/47	12,610	12,610,000

					533,441,773

Residential Mortgage-Backed Securities 3.0%
Aames Mortgage Investment Trust, Series 2005-2, Class M4	1.936	(c)	07/25/35	2,890	2,819,607
ABFC Trust,
Series 2003-OPT1, Class A1	1.631	(c)	04/25/33	5,005	4,827,378
Series 2003-WMC1, Class M1	1.966	(c)	06/25/33	504	484,861
Series 2004-OPT1, Class M1	2.041	(c)	08/25/33	375	359,000
Series 2004-OPT5, Class A4	2.241	(c)	06/25/34	2,224	2,133,276
Series 2005-AQ1, Class A4	4.801		01/25/34	1,796	1,823,878
Series 2005-HE2, Class M2	1.741	(c)	06/25/35	657	652,765
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.691	(c)	01/25/35	368	363,327
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M1	1.966	(c)	11/25/33	799	767,479
Series 2003-OP1, Class M1	2.041	(c)	12/25/33	997	953,203
Series 2004-FM1, Class M1	1.891	(c)	09/25/33	254	248,938
Series 2004-HE4, Class M1	1.891	(c)	12/25/34	7,029	6,508,829
Series 2004-OP1, Class M1	1.771	(c)	04/25/34	10,704	10,008,308
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	1.461	(c)	08/25/35	379	375,967
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	2.011	(c)	04/25/34	1,035	981,399
Ameriquest Mortgage Securities, Inc. Asset-Backed,
Series 2003-10, Class AV1	1.751	(c)	12/25/33	1,146	1,114,049
Series 2003-10, Class AV2	1.691	(c)	11/25/33	74	66,261

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2001-2, Class M3	3.916	%(c)	10/25/31	77	$78,446
Series 2003-1, Class M1	2.341	(c)	02/25/33	1,975	1,880,821
Series 2003-5, Class A6	4.662		04/25/33	2,981	2,999,053
Series 2003-8, Class M1	2.041	(c)	10/25/33	4,527	4,296,235
Series 2003-11, Class AV2	1.731	(c)	12/25/33	1,363	1,308,428
Series 2004-IA1, Class M1	2.191	(c)	09/25/34	7,011	6,553,595
Series 2004-R2, Class A1A	1.681	(c)	04/25/34	2,197	2,172,583
Series 2004-R8, Class M1	1.951	(c)	09/25/34	2,142	2,129,869
Series 2005-R11, Class A2D	1.321	(c)	01/25/36	100	98,846
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.991	(c)	11/25/32	367	359,584
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-W2, Class M4	4.234	(c)	09/25/33	600	557,783
Series 2003-W7, Class M1	2.026	(c)	03/25/34	546	507,214
Series 2003-W9, Class M1	2.026	(c)	01/25/34	1,426	1,337,508
Series 2003-W10, Class M1	2.071	(c)	01/25/34	1,516	1,423,704
Series 2003-W10, Class M2	3.466	(c)	01/25/34	100	91,668
Series 2004-W2, Class AF	4.403		04/25/34	413	416,808
Series 2004-W6, Class M1	1.816	(c)	05/25/34	309	296,780
Series 2005-W2, Class A2C	1.351	(c)	10/25/35	1,454	1,423,829
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE3, Class M1	2.239	(c)	06/15/33	1,235	1,189,174
Series 2003-HE4, Class M1	2.239	(c)	08/15/33	1,512	1,437,114
Series 2003-HE5, Class M1	2.119	(c)	09/15/33	2,300	2,159,097
Series 2004-HE1, Class M1	2.044	(c)	01/15/34	3,754	3,668,294
Series 2004-HE3, Class M1	1.801	(c)	06/25/34	7,960	7,556,816
Series 2004-HE5, Class M1	1.891	(c)	08/25/34	6,842	6,569,579
Series 2004-HE6, Class M1	1.936	(c)	09/25/34	1,123	1,095,652
Series 2004-HE8, Class M1	2.041	(c)	12/25/34	1,985	1,849,685
Series 2004-HE9, Class M1	1.966	(c)	12/25/34	2,453	2,265,756
Series 2005-HE6, Class M2	1.756	(c)	07/25/35	117	117,004
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598		09/29/31	11,253	11,229,086
Bear Stearns Asset-Backed Securities I Trust,
Series 2001-HE8, Class M1	1.966	(c)	09/25/34	345	303,559
Series 2004-FR2, Class M2	2.011	(c)	06/25/34	4,100	3,824,010
Series 2004-HE7, Class M1	1.891	(c)	08/25/34	4,383	4,221,458

See Notes to Financial Statements.

Prudential Total Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns Asset-Backed Securities I Trust, (cont’d.)
Series 2004-HE11, Class M2	2.566	%(c)	12/25/34	6,069	$5,951,141
Series 2005-HE5, Class M2	2.026	(c)	06/25/35	5,941	5,807,511
Series 2007-HE3, Class 1A2	1.191	(c)	04/25/37	252	274,977
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A2	2.191	(c)	10/25/32	74	73,744
Series 2004-HE2, Class M1	1.891	(c)	03/25/34	1,742	1,676,125
Series 2004-HE3, Class M2	2.716	(c)	04/25/34	849	798,698
Series 2004-HE5, Class M1	1.846	(c)	07/25/34	2,777	2,666,521
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.966	(c)	03/25/34	5,897	5,682,876
Chase Funding Trust, Series 2002-2, Class 1A5	6.333		04/25/32	579	587,062
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A	2.341	(c)	10/25/37	115,008	114,213,407
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2002-CIT1, Class M1	2.086	(c)	03/25/32	753	734,804
Series 2002-CIT1, Class M2	2.791	(c)	03/25/32	3,222	3,033,155
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2	1.666	(c)	05/25/35	1,407	1,399,744
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2	1.361	(c)	01/25/36	1,654	1,629,277
Countrywide Asset-Backed Certificates,
Series 2002-3, Class 2A1	1.651	(c)	06/25/32	2,879	2,730,750
Series 2003-BC5, Class 2A2	1.691	(c)	12/25/33	1,412	1,329,592
Series 2004-3, Class 1A	1.411	(c)	08/25/34	13,346	12,169,008
Series 2004-12, Class AF5	5.676		04/25/35	1,137	1,138,495
Series 2004-BC1, Class M1	1.741	(c)	02/25/34	1,526	1,444,674
Series 2004-BC4, Class M1	2.041	(c)	11/25/34	2,816	2,705,210
Series 2005-BC5, Class M3	1.491	(c)	01/25/36	6,475	6,050,774
Series 2006-26, Class 2A3	1.161	(c)	06/25/37	796	771,836
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	3.241	(c)	08/25/32	9	8,701
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	3.934	(c)	12/26/46	80,642	80,275,628
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB5, Class M1	1.906	(c)	01/25/34	3,573	3,459,762
Series 2004-CB8, Class M1	1.786	(c)	12/25/35	3,398	3,324,186
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2003-5, Class AF5	5.291		02/25/34	1,802	1,830,773
Series 2004-5, Class 3A	1.451	(c)	09/25/34	1,156	1,147,096
Series 2004-6, Class 1A1	1.531	(c)	12/25/34	4,125	3,909,037

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
CWABS, Inc. Asset-Backed Certificates Trust, (cont’d.)
Series 2004-6, Class 2A4	1.891	%(c)	11/25/34	797	$779,064
Series 2004-6, Class 2A5	1.771	(c)	11/25/34	882	860,849
Encore Credit Receivables Trust,
Series 2005-1, Class M1	1.651	(c)	07/25/35	5,060	4,867,271
Series 2005-3, Class M3	1.756	(c)	10/25/35	10,000	9,596,691
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.724		07/25/34	104	98,249
FBR Securitization Trust, Series 2005-2, Class M1	1.711	(c)	09/25/35	578	573,464
FFMLT Trust, Series 2005-FF2, Class M4	1.876	(c)	03/25/35	1,857	1,757,959
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.816	(c)	08/25/34	2,368	2,244,624
First Franklin Mortgage Loan Trust,
Series 2003-FFH2, Class M1B	1.966	(c)	02/25/34	2,572	2,436,036
Series 2005-FF3, Class M3	1.711	(c)	04/25/35	1,526	1,512,619
Fremont Home Loan Trust,
Series 2003-B, Class M1	2.041	(c)	12/25/33	7,794	7,403,356
Series 2004-2, Class M1	1.846	(c)	07/25/34	8,121	7,459,954
Series 2004-C, Class M1	1.966	(c)	08/25/34	2,237	2,113,984
GSAA Trust, Series 2006-7, Class AF2	5.995	(c)	03/25/46	1,140	797,554
GSAMP Trust,
Series 2003-HE2, Class A2	1.631	(c)	08/25/33	12,844	11,930,349
Series 2004-AR1, Class M1	1.966	(c)	06/25/34	4,842	4,662,285
Series 2004-FM1, Class M1	1.966	(c)	11/25/33	604	573,206
Series 2004-FM2, Class M1	1.741	(c)	01/25/34	1,673	1,593,302
Series 2004-HE2, Class M1	1.966	(c)	09/25/34	2,650	2,588,404
Home Equity Asset Trust,
Series 2002-4, Class M1	2.491	(c)	03/25/33	3,209	3,121,732
Series 2003-3, Class M1	2.281	(c)	08/25/33	1,430	1,400,991
Series 2003-4, Class M1	2.191	(c)	10/25/33	1,467	1,366,882
Series 2003-5, Class M1	2.041	(c)	12/25/33	111	106,643
Series 2003-6, Class M1	2.041	(c)	02/25/34	2,897	2,769,097
Series 2004-2, Class M1	1.786	(c)	07/25/34	2,174	2,054,640
Series 2004-7, Class M1	1.921	(c)	01/25/35	852	820,761
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3	1.816	(c)	03/25/35	718	716,422
HSBC Home Equity Loan Trust U.S.A.,
Series 2007-2, Class A4	1.278	(c)	07/20/36	1,095	1,090,607
Series 2007-2, Class M1	1.288	(c)	07/20/36	3,210	3,128,566
Series 2007-2, Class M2	1.348	(c)	07/20/36	710	680,834
Series 2007-3, Class A4	2.478	(c)	11/20/36	223	222,573
Series 2007-3, Class M2	3.478	(c)	11/20/36	5,000	4,971,264

See Notes to Financial Statements.

Prudential Total Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2	1.651	%(c)	09/25/35	1,604	$1,558,075
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1	1.611	(c)	08/25/33	5,748	5,371,919
Series 2004-1, Class M1	1.741	(c)	02/25/34	974	970,387
Series 2004-2, Class M1	1.786	(c)	06/25/34	336	326,045
Series 2004-4, Class 1A1	1.551	(c)	10/25/34	14	12,974
MASTR Asset-Backed Securities Trust,
Series 2003-OPT1, Class M2	3.766	(c)	12/25/32	1,211	1,191,831
Series 2004-WMC1, Class M1	1.771	(c)	02/25/34	711	684,260
Series 2004-WMC3, Class M1	1.816	(c)	10/25/34	5,691	5,457,268
Series 2005-NC1, Class M1	1.711	(c)	12/25/34	2,208	2,075,601
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE1, Class A1	1.991	(c)	08/25/32	3,708	3,609,924
Series 2003-OPT1, Class A3	1.711	(c)	07/25/34	712	693,548
Series 2004-OPT1, Class A1A	1.511	(c)	06/25/35	879	849,351
Series 2004-OPT1, Class A2A	1.711	(c)	06/25/35	756	691,270
Series 2004-WMC3, Class M2	2.836	(c)	01/25/35	3,231	3,140,826
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE1, Class M1	2.191	(c)	05/25/33	1,013	985,926
Series 2003-NC5, Class M1	2.266	(c)	04/25/33	113	111,975
Series 2004-HE3, Class A4	1.791	(c)	03/25/34	483	406,755
Series 2004-HE3, Class M1	1.846	(c)	03/25/34	690	655,519
Series 2004-HE4, Class M1	1.891	(c)	05/25/34	7,975	7,669,556
Series 2004-HE5, Class M1	1.936	(c)	06/25/34	880	839,773
Series 2004-HE8, Class A7	2.051	(c)	09/25/34	663	609,068
Series 2004-HE8, Class M1	1.951	(c)	09/25/34	5,000	4,741,768
Series 2004-NC1, Class M1	2.041	(c)	12/27/33	901	876,762
Series 2004-NC6, Class M1	1.891	(c)	07/25/34	4,349	4,146,396
Series 2004-OP1, Class M1	1.861	(c)	11/25/34	3,009	2,815,149
Series 2004-WMC1, Class M1	1.921	(c)	06/25/34	624	606,879
Series 2004-WMC2, Class M1	1.906	(c)	07/25/34	8,904	8,525,215
Series 2004-WMC3, Class M2	1.786	(c)	01/25/35	4,907	4,436,761
Series 2005-NC1, Class A2C	1.751	(c)	01/25/35	2,930	2,893,240
Series 2005-NC2, Class M3	1.666	(c)	03/25/35	3,000	2,930,564
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2002-AM2, Class M1	2.116	(c)	05/25/32	70	67,481
Series 2002-NC5, Class M1	2.401	(c)	10/25/32	1,942	1,850,496

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	2.116	%(c)	10/25/33	5,209	$5,027,242
Series 2003-A, Class A, 144A	1.711	(c)	10/25/33	2,026	1,924,696
Series 2003-NC3, Class M1	2.341	(c)	03/25/33	4,206	4,059,438
Series 2004-1, Class M1	1.876	(c)	05/25/34	756	702,680
Series 2004-3, Class M1	1.921	(c)	11/25/34	538	508,949
Series 2004-4, Class M1	1.756	(c)	02/25/35	1,064	1,001,644
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A2	1.591	(c)	06/25/33	1,118	1,054,657
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.891	(c)	01/25/34	3,706	3,431,087
Ownit Mortgage Loan Trust, Series 2005-2, Class M4	1.921	(c)	03/25/36	410	407,607
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	1.936	(c)	02/25/35	289	289,836
Series 2005-WLL1, Class M3	1.726	(c)	03/25/35	13,319	12,685,737
Renaissance Home Equity Loan Trust, Series 2004-1, Class AV3	1.931	(c)	05/25/34	5,613	5,267,692
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class AI6A	5.788		12/25/33	750	784,394
Residential Asset Securities Trust, Series 2004-KS1, Class AI5	5.721		02/25/34	324	332,220
Saxon Asset Securities Trust, Series 2005-3, Class M1	1.451	(c)	11/25/35	210	208,734
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.771	(c)	02/25/34	694	654,428
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC2, Class M1	2.116	(c)	06/25/34	809	791,390
Series 2003-BC4, Class M1	1.891	(c)	11/25/34	503	473,568
Series 2004-BC1, Class M1	1.756	(c)	02/25/35	1,362	1,279,488
Series 2004-BC2, Class A2	1.531	(c)	05/25/35	390	347,296
Series 2004-BC2, Class M1	1.816	(c)	05/25/35	1,507	1,427,680
Series 2004-BC3, Class A2C	1.991	(c)	07/25/35	800	780,721
Series 2004-BC3, Class M1	1.921	(c)	07/25/35	2,772	2,671,613
Structured Asset Investment Loan Trust,
Series 2003-BC7, Class 3A2	1.941	(c)	07/25/33	1,261	1,192,047
Series 2003-BC10, Class A4	1.991	(c)	10/25/33	1,600	1,558,431
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.891	(c)	08/25/33	364	354,845
Series 2003-BC9, Class 2A	1.941	(c)	08/25/33	11,839	11,204,906

See Notes to Financial Statements.

Prudential Total Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-1, Class A3	1.791	%(c)	02/25/34		22,820	$21,865,025
Series 2004-4, Class A4	1.791	(c)	04/25/34		854	807,804
Series 2004-6, Class A3	1.791	(c)	07/25/34		2,928	2,823,051
Series 2004-7, Class A8	2.191	(c)	08/25/34		2,510	2,273,741
Series 2004-BNC1, Class A2	1.991	(c)	09/25/34		1,648	1,598,399
Series 2004-BNC1, Class A4	1.931	(c)	09/25/34		1,439	1,370,223
Series 2005-6, Class M2	1.771	(c)	07/25/35		17,361	16,704,593
Series 2005-7, Class M1	1.726	(c)	08/25/35		6,569	6,415,046
Series 2006-2, Class A3	1.171	(c)	04/25/36		4,496	4,365,102
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	2.341	(c)	04/25/33		334	332,075
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500		10/25/46		23,684	23,725,179
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250		04/25/46		4,628	4,671,682
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1	1.291	(c)	04/25/34		359	349,545

						682,559,412

TOTAL ASSET-BACKED SECURITIES (cost $4,564,579,905)						4,593,736,064

BANK LOANS(c) 0.8%

Chemicals 0.0%
Avantor Performance Materials Holding	5.000		03/11/24		4,125	4,169,686
OXEA Finance & CY SCA (Luxembourg)	4.500		01/15/20	EUR	1,589	1,670,277

						5,839,963

Consumer 0.1%
Motor Fuel Group Ltd. (United Kingdom)	5.500		07/15/22	GBP	10,000	13,014,092

Diversified Manufacturing 0.0%
CeramTec GmbH (Germany)	3.750		08/30/20	EUR	2,400	2,633,929

Energy-Refining 0.0%
Western Refining, Inc.	5.284		11/12/20		4,874	4,880,148

Foods 0.0%
Supervalu, Inc.	5.500		03/21/19		1,821	1,832,642

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)

Healthcare & Pharmaceutical 0.1%
CHS Community Health Systems, Inc.	3.546%	01/25/19		1,723	$1,722,426
CHS Community Health Systems, Inc.	3.798	12/31/19		1,196	1,191,482
Valeant Pharmaceuticals International, Inc. (Canada)	5.740	04/01/22		7,582	7,618,021

					10,531,929

Hotels, Resorts & Cruise Lines 0.1%
Parkdean Resorts Holdco Ltd. (United Kingdom)	4.504	03/03/24	GBP	9,000	11,785,876

Retailers 0.3%
Douglas Holding AG (France)	3.750	08/12/22	EUR	6,000	6,574,837
Euro Garages Ltd. (United Kingdom)	5.500	01/30/23	GBP	25,000	32,403,184
Euro Garages Ltd. (United Kingdom)	5.867	01/30/23	GBP	11,500	14,905,464
Rite Aid Corp.	4.875	06/21/21		10,600	10,615,455

					64,498,940

Software 0.0%
Infor US, Inc.	3.897	02/01/22		4,503	4,494,177

Supermarkets 0.0%
Albertsons LLC	4.055	08/25/21		6,768	6,786,446

Technology 0.2%
Action Nederland BV	4.250	02/25/22	EUR	12,599	13,821,000
BMC Software Finance, Inc.	5.109	09/10/20		6,239	6,264,184
Dell International LLC	3.150	12/31/18		22,000	22,016,808
Dell International LLC	3.352	09/07/21		9,873	9,880,467
First Data Corp.	4.121	07/10/22		1,959	1,968,591

					53,951,050

Telecommunications 0.0%
LTS Buyer LLC	4.370	04/13/20		2,656	2,660,886

Transportation Services 0.0%
XPO Logistics, Inc.	3.371	11/01/21		5,594	5,623,848

TOTAL BANK LOANS (cost $188,970,043)					188,533,926

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.7%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class B, 144A	4.462	05/15/49		7,683	7,328,712

See Notes to Financial Statements.

Prudential Total Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Commercial Mortgage Trust,
Series 2007-5, Class A1A	5.361%		02/10/51	1,464	$1,479,758
Series 2007-5, Class AM	5.772	(c)	02/10/51	12,514	12,743,848
Series 2016-UB10, Class A3	2.903		07/15/49	5,200	5,121,900
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ	5.380	(c)	11/10/42	34	33,780
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966		08/10/33	31,000	31,710,052
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937		08/14/36	17,450	17,179,274
Series 2016-ETC, Class B, 144A	3.189		08/14/36	6,970	6,795,281
Series 2016-ETC, Class C, 144A	3.391		08/14/36	5,770	5,628,536
Series 2016-ETC, Class D, 144A	3.729	(c)	08/14/36	21,720	20,908,439
Series 2016-ETC, Class E, 144A	3.729	(c)	08/14/36	13,900	12,569,627
BBCMS Trust, Series 2015-RRI, Class XCP, IO, 144A	0.741	(c)	05/15/32	324,000	113,141
CD Mortgage Trust, Series 2017-CD4, Class A3	3.284		05/10/50	60,000	60,599,957
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.840	(c)	12/15/27	5,272	5,274,809
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 144A	2.850	(c)	11/15/31	7,716	7,711,770
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575		05/10/47	11,690	12,167,752
Series 2014-GC25, Class A3	3.372		10/10/47	10,000	10,255,639
Series 2015-GC35, Class A4	3.818		11/10/48	36,255	38,055,789
Series 2015-P1, Class XB, IO	0.053	(c)	09/15/48	58,898	206,060
Series 2016-C1, Class A4	3.209		05/10/49	30,200	30,446,997
Series 2016-GC37, Class A4	3.314		04/10/49	7,150	7,239,197
Series 2016-P6, Class A4	3.458		12/10/49	40,000	41,076,668
Series 2017-P7, Class A3	3.442		04/14/50	32,600	33,363,313
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class B, 144A	2.871	(c)	11/10/31	40,376	39,713,450
Series 2016-CLNE, Class C, 144A	2.871	(c)	11/10/31	15,000	14,479,129
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A4	3.762		02/10/49	24,141	25,222,919
Commercial Mortgage Trust,
Series 2012-CR5, Class A3	2.540		12/10/45	3,000	2,983,492
Series 2013-CR7, Class A3	2.929		03/10/46	9,800	9,907,967
Series 2013-LC6, Class XA, IO	1.811	(c)	01/10/46	59,943	3,123,354
Series 2014-UBS3, Class A3	3.546		06/10/47	12,500	12,879,894
Series 2014-UBS4, Class A4	3.420		08/10/47	10,300	10,531,687
Series 2014-UBS5, Class A4	3.838		09/10/47	48,200	50,516,323
Series 2014-UBS6, Class A4	3.378		12/10/47	14,000	14,260,564
Series 2015-CR26, Class A4	3.630		10/10/48	10,400	10,757,104
Series 2015-CR27, Class A4	3.612		10/10/48	50,000	51,760,420
Series 2015-DC1, Class XA, IO	1.315	(c)	02/10/48	124,712	7,515,524

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2015-LC21, Class A4	3.708%		07/10/48	7,900	$8,232,129
Series 2015-PC1, Class A5	3.902		07/10/50	29,800	31,330,617
Series 2016-COR1, Class A3	2.826		10/10/49	43,000	41,898,740
Series 2016-DC2, Class A5	3.765		02/10/49	19,275	20,114,735
Credit Suisse Commercial Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953		09/15/37	56,050	57,901,550
Series 2015-DEAL, Class XCP, IO, 144A	1.618	(c)	04/15/29	69,222	9,691
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XB, IO	0.250		08/15/48	86,961	1,463,345
CSMC Trust, Series 2016-NXSR, Class A4	3.795	(c)	12/15/49	17,945	18,733,089
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632		09/10/49	57,450	55,368,650
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A (original cost $22,033,201; purchased 12/09/16)(f)(g)	3.935	(c)	12/10/36	23,405	22,937,918
Series 2016-85T, Class E, 144A (original cost $19,897,327; purchased 12/09/16)(f)(g)	3.935	(c)	12/10/36	22,177	20,752,043
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(c)	09/10/35	30,650	30,805,595
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829	(c)	01/25/25	11,400	11,374,741
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.137	(c)	01/25/20	249,581	5,566,389
Series K007, Class X1, IO	1.226	(c)	04/25/20	17,347	456,130
Series K008, Class X1, IO	1.772	(c)	06/25/20	92,293	3,467,094
Series K009, Class X1, IO	1.566	(c)	08/25/20	3,517	117,370
Series K014, Class X1, IO	1.370	(c)	04/25/21	12,289	500,026
Series K015, Class X1, IO	1.775	(c)	07/25/21	1,389	79,178
Series K019, Class X1, IO	1.827	(c)	03/25/22	128,857	8,731,721
Series K020, Class X1, IO	1.573	(c)	05/25/22	47,266	2,821,142
Series K021, Class X1, IO	1.609	(c)	06/25/22	218,009	13,641,859
Series K024, Class X1, IO	0.993	(c)	09/25/22	113,604	4,356,053
Series K025, Class X1, IO	1.003	(c)	10/25/22	29,849	1,180,104
Series K026, Class X1, IO	1.148	(c)	11/25/22	178,132	8,294,990
Series K027, Class X1, IO	0.934	(c)	01/25/23	266,689	10,042,296
Series K032, Class X1, IO	0.228	(c)	05/25/23	250,806	1,649,956
Series K038, Class X1, IO	1.339	(c)	03/25/24	158,591	10,417,134
Series K043, Class X1, IO	0.675	(c)	12/25/24	76,529	2,728,963
Series K044, Class X1, IO	0.880	(c)	01/25/25	445,527	21,128,084
Series K052, Class X1, IO	0.809	(c)	11/25/25	312,539	14,441,271
Series K053, Class X1, IO	1.030	(c)	12/25/25	139,431	8,892,638
Series K055, Class X1, IO	1.502	(c)	03/25/26	93,161	9,197,108
Series K058, Class XAM, IO	0.943	(c)	08/25/26	59,334	3,963,090
Series K702, Class X1, IO	1.617	(c)	02/25/18	10,074	77,980

See Notes to Financial Statements.

Prudential Total Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K703, Class X1, IO	2.186	%(c)	05/25/18	8,644	$131,157
Series K710, Class X1, IO	1.886	(c)	05/25/19	29,980	850,420
Series K711, Class X1, IO	1.811	(c)	07/25/19	45,863	1,312,046
Series K718, Class X1, IO	0.767	(c)	01/25/22	291,445	7,432,197
Series KAIV, Class X1, IO	1.313	(c)	06/25/21	1,982	82,202
Series Q001, Class XA, IO	2.325	(c)	02/25/32	30,180	4,856,849
Series Q002, Class XA, IO	1.207	(c)	07/25/33	38,943	3,412,611
Freddie Mac Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100		01/25/46	1,331,119	6,115,027
Series 2013-K32, Class X2A, IO, 144A	0.100		10/25/46	1,202,488	5,645,924
GE Business Loan Trust, Series 2007-1A, Class A, 144A	1.164	(c)	04/16/35	1,818	1,707,501
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.591	(c)	11/10/46	35,842	1,769,604
Series 2013-GCJ12, Class A3	2.860		06/10/46	11,400	11,503,827
Series 2013-GCJ14, Class XA, IO	0.920	(c)	08/10/46	218,595	7,164,089
Series 2014-GC22, Class XB, IO	0.410	(c)	06/10/47	37,110	839,514
Series 2015-GC28, Class XB, IO	0.492	(c)	02/10/48	43,393	1,114,953
Series 2015-GC32, Class XB, IO	0.010	(c)	07/10/48	60,188	39,790
Series 2017-GS5, Class A3	3.409		03/10/50	46,400	47,645,520
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.315	(c)	03/05/23	525,000	6,853,927
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C18, Class A2	2.879		02/15/47	3,500	3,560,727
Series 2014-C21, Class A4	3.493		08/15/47	9,800	10,115,998
Series 2014-C23, Class XA, IO	0.989	(c)	09/15/47	76,341	2,626,007
Series 2014-C24, Class A3	3.098		11/15/47	8,040	8,185,052
Series 2014-C25, Class A4A1	3.408		11/15/47	7,800	8,013,714
Series 2014-C25, Class XB, IO	0.249	(c)	11/15/47	51,813	518,145
Series 2014-C26, Class A3	3.231		01/15/48	11,650	11,839,993
Series 2015-C28, Class A4	3.227		10/15/48	35,300	35,616,687
Series 2015-C29, Class XA, IO	1.081	(c)	05/15/48	52,035	1,993,839
Series 2015-C32, Class XB, IO	0.429	(c)	11/15/48	57,408	1,250,696
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class XB, IO	0.817	(c)	06/15/49	44,639	2,292,025
Series 2016-C4, Class A2	2.882		12/15/49	53,000	52,005,837
Series 2017-C5, Class A4	3.414		03/15/50	42,175	43,271,419
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A2	1.677		12/15/47	51	51,477
Series 2012-LC9, Class A4	2.611		12/15/47	4,000	3,990,702
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2008-C2, Class A1A	5.998		02/12/51	9,971	10,007,584
Series 2012-CBX, Class A3	3.139		06/15/45	1,199	1,215,485

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2013-C10, Class A4	2.875%		12/15/47	11,000	$11,078,992
Series 2013-C13, Class A3	3.525		01/15/46	3,000	3,096,173
Series 2014-C20, Class A3A1	3.472		07/15/47	5,042	5,210,399
Series 2015-FL7, Class B, 144A	2.794	(c)	05/15/28	40,000	39,837,424
Series 2015-SGP, Class XCP, IO, 144A	0.597	(c)	01/15/18	720,000	3,018,168
Series 2016-JP2, Class A3	2.559		08/15/49	40,000	38,393,228
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A4, 144A	3.390		03/10/50	8,500	8,588,136
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XA, IO, 144A	1.710	(c)	08/15/45	46,582	2,826,233
Series 2013-C7, Class A3	2.655		02/15/46	10,000	10,008,603
Series 2013-C8, Class A3	2.863		12/15/48	3,400	3,440,263
Series 2013-C9, Class A3	2.834		05/15/46	5,900	5,940,089
Series 2015-C24, Class A3	3.479		05/15/48	8,425	8,645,959
Series 2015-C24, Class XA, IO	0.970	(c)	05/15/48	168,017	8,408,417
Series 2015-C25, Class A5	3.635		10/15/48	37,300	38,712,450
Series 2016-C30, Class A5	2.860		09/15/49	37,200	36,289,709
Series 2016-C31, Class A4	2.840		11/15/49	42,000	40,813,693
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	2.744	(c)	08/14/31	5,200	5,206,395
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298		02/05/30	28,300	28,405,955
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126		07/05/36	39,000	38,652,100
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3	2.533		12/10/45	4,150	4,173,177
Series 2013-C5, Class A3	2.920		03/10/46	9,100	9,189,098
Series 2013-C5, Class XA, IO, 144A	1.155	(c)	03/10/46	14,883	686,980
Series 2013-C5, Class XB, IO, 144A	0.572	(c)	03/10/46	96,528	2,353,777
Series 2013-C6, Class A3	2.971		04/10/46	9,500	9,614,972
Series 2013-C6, Class A3FL, 144A	1.779	(c)	04/10/46	21,200	21,329,432
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class AM	5.591	(c)	04/15/47	555	558,521
Series 2007-C33, Class A4	6.179	(c)	02/15/51	288	287,312
Series 2007-C33, Class AM	6.179	(c)	02/15/51	9,225	9,273,799
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class XCP, IO, 144A	0.619	(c)	06/15/17	275,000	211,722
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class XA, IO, 144A	2.161	(c)	10/15/45	45,058	3,014,679
Series 2013-LC12, Class A3FL, 144A	2.044	(c)	07/15/46	27,500	27,808,707
Series 2014-LC16, Class A4	3.548		08/15/50	5,910	6,116,661

See Notes to Financial Statements.

Prudential Total Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2015-LC, Class A4	2.925%		04/15/50	6,160	$6,098,622
Series 2015-NXS1, Class XB, IO	0.490	(c)	05/15/48	24,936	836,127
Series 2015-NXS2, Class A4	3.498		07/15/58	13,700	14,087,314
Series 2016-C34, Class XB, IO	1.108	(c)	06/15/49	36,018	2,616,855
Series 2016-C35, Class A3	2.674		07/15/48	60,000	57,718,356
Series 2016-C35, Class XB, IO	1.098	(c)	07/15/48	55,952	4,043,741
Series 2016-C36, Class A3	2.807		11/15/59	53,000	51,545,304
Series 2016-NXS6, Class A3	2.642		11/15/49	37,500	36,054,097

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,007,613,836)					1,983,559,729

CORPORATE BONDS 39.4%

Aerospace/Defense 0.3%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050		06/15/25	2,700	2,781,000
Harris Corp., Sr. Unsec’d. Notes	3.832		04/27/25	2,700	2,785,007
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	3.100		01/15/23	8,620	8,807,563
Sr. Unsec’d. Notes	3.550		01/15/26	9,880	10,191,674
Raytheon Co., Sr. Unsec’d. Notes	3.150		12/15/24	3,390	3,495,934
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.200		03/15/24	25,000	25,284,425
Sr. Unsec’d. Notes	3.500		03/15/27	13,640	13,840,835
Sr. Unsec’d. Notes	4.350		04/15/47	3,980	4,031,346
Spirit AeroSystems, Inc., Gtd. Notes	3.850		06/15/26	6,000	6,049,296

					77,267,080

Agriculture 0.2%
Altria Group, Inc., Gtd. Notes	2.850		08/09/22	6,925	6,996,902
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950		06/15/25	13,630	14,129,335
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050		02/11/18	9,975	9,990,880
Reynolds American, Inc.,
Gtd. Notes	2.300		08/21/17	1,075	1,077,354
Gtd. Notes(a)	4.000		06/12/22	7,255	7,678,133
Gtd. Notes	4.450		06/12/25	8,038	8,572,407
Gtd. Notes	8.125		06/23/19	305	342,334

					48,787,345

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines 0.5%
American Airlines Pass-Through Trust,
Series 2013-1, Class A, Pass-Through Certificates	4.000%	01/15/27	6,427	$6,620,311
Series 2013-2, Class A, Pass-Through Certificates	4.950	07/15/24	7,893	8,423,739
Series 2014-1, Class A, Pass-Through Certificates(a)	3.700	04/01/28	2,659	2,704,693
Series 2015-1, Class A, Pass-Through Certificates	3.375	11/01/28	10,983	10,840,456
Series 2015-2, Class AA, Pass-Through Certificates	3.600	03/22/29	11,932	12,081,254
Continental Airlines, Inc., Pass-Through Trust,
Series 2001-1, Class A-1, Pass-Through Certificates(g)	6.703	12/15/22	1	1,210
Series 2007-1, Class A, Pass-Through Certificates	5.983	10/19/23	368	405,154
Series 2010-1, Class A, Pass-Through Certificates	4.750	07/12/22	293	309,646
Series 2012-1, Class A, Pass-Through Certificates	4.150	10/11/25	2,369	2,472,872
Series 2012-2, Class A, Pass-Through Certificates	4.000	04/29/26	826	859,061
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625	03/15/22	32,690	33,563,441
Delta Air Lines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	6.821	02/10/24	1,425	1,632,163
Series 2009-1, Class A, Pass-Through Certificates	7.750	06/17/21	613	676,188
Series 2010-2, Class A, Pass-Through Certificates	4.950	11/23/20	634	661,060
Series 2011-1, Class A, Pass-Through Certificates	5.300	10/15/20	521	550,990
Series 2012-1, Class A, Pass-Through Certificates	4.750	11/07/21	1,196	1,263,125
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20	9,310	9,416,404
United Airlines Pass-Through Trust,
Series 2015-1, Class AA, Pass-Through Certificates	3.450	06/01/29	10,851	10,986,818
Series 2016-2, Class AA, Pass-Through Certificates	2.875	04/07/30	16,530	15,973,270
US Airways Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.625	12/03/26	1,900	2,016,337

				121,458,192

See Notes to Financial Statements.

Prudential Total Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Apparel 0.0%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	7,175	$8,087,096

Auto Manufacturers 1.1%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	1.875		01/11/18		800	800,731
Gtd. Notes, 144A	2.250		03/02/20		20,605	20,635,269
Ford Holdings LLC, Gtd. Notes	9.375		03/01/20		3,300	3,879,322
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	4.750		01/15/43		13,495	12,784,920
Sr. Unsec’d. Notes	6.375		02/01/29		2,595	2,966,866
Sr. Unsec’d. Notes	6.625		10/01/28		6,834	8,058,236
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	1.626	(c)	09/08/17		200	200,000
Sr. Unsec’d. Notes	2.375		01/16/18		5,290	5,312,911
Sr. Unsec’d. Notes	2.459		03/27/20		16,095	16,066,753
Sr. Unsec’d. Notes	3.000		06/12/17		2,588	2,592,495
Sr. Unsec’d. Notes	3.096		05/04/23		17,490	17,209,216
Sr. Unsec’d. Notes	3.219		01/09/22		12,975	13,059,753
Sr. Unsec’d. Notes(a)	3.336		03/18/21		6,900	6,991,963
Sr. Unsec’d. Notes	4.134		08/04/25		3,145	3,187,995
Sr. Unsec’d. Notes	5.000		05/15/18		600	618,562
General Motors Co.,
Sr. Unsec’d. Notes	4.000		04/01/25		5,560	5,584,753
Sr. Unsec’d. Notes(a)	4.875		10/02/23		3,725	3,971,409
Sr. Unsec’d. Notes	6.250		10/02/43		3,990	4,358,987
Sr. Unsec’d. Notes	6.600		04/01/36		4,470	5,152,792
General Motors Financial Co., Inc.,
Gtd. Notes	3.150		01/15/20		7,490	7,630,812
Gtd. Notes(a)	3.450		04/10/22		27,425	27,706,710
Gtd. Notes	3.700		05/09/23		21,265	21,365,583
Gtd. Notes(a)	4.000		10/06/26		13,695	13,613,296
Gtd. Notes(a)	4.350		01/17/27		17,865	18,123,185
Gtd. Notes	5.250		03/01/26		2,450	2,641,661
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150		02/26/20		12,370	12,335,785
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A	2.200		01/15/24	EUR	5,700	6,202,185
Gtd. Notes, 144A	4.125		12/15/18		6,221	6,360,972
Gtd. Notes, 144A(a)	4.250		11/15/19		2,165	2,235,363

						251,648,485

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	9,692	$10,808,245
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625		10/15/22		4,689	4,829,670
Dana, Inc., Sr. Unsec’d. Notes(a)	5.375		09/15/21		725	754,906
Goodyear Tire & Rubber Co. (The),
Gtd. Notes(a)	5.000		05/31/26		8,450	8,671,812
Gtd. Notes(a)	5.125		11/15/23		4,225	4,444,616
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A	3.250		09/15/23	EUR	16,175	18,327,743
Sr. Sec’d. Notes, 144A, RegS	3.750		09/15/26	EUR	15,485	17,507,789
Lear Corp.,
Gtd. Notes	4.750		01/15/23		3,000	3,108,549
Gtd. Notes	5.250		01/15/25		2,100	2,227,359
Gtd. Notes	5.375		03/15/24		11,650	12,315,215
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625		06/15/24		4,285	4,403,575
Sr. Unsec’d. Notes	4.150		10/01/25		3,900	4,146,016
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500		04/29/22		2,000	2,100,000

						93,645,495

Banks 8.6%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250		04/01/23		2,532	2,676,830
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500		04/11/22		15,400	15,557,604
Bank of America Corp.,
Jr. Sub. Notes(a)	5.125	(c)	12/31/49		2,225	2,236,125
Jr. Sub. Notes	6.300	(c)	12/31/49		49,750	54,787,187
Jr. Sub. Notes	8.125	(c)	12/29/49		5,000	5,237,500
Jr. Sub. Notes, Series K(a)	8.000	(c)	12/29/49		625	648,438
Sr. Unsec’d. Notes	5.700		01/24/22		17,450	19,639,835
Sr. Unsec’d. Notes	5.875		01/05/21		3,620	4,040,572
Sr. Unsec’d. Notes	6.000		09/01/17		1,265	1,283,122
Sr. Unsec’d. Notes	7.625		06/01/19		3,235	3,595,085
Sr. Unsec’d. Notes, GMTN	3.500		04/19/26		13,235	13,206,359
Sr. Unsec’d. Notes, MTN	3.248		10/21/27		31,560	30,257,456
Sr. Unsec’d. Notes, MTN	3.875		08/01/25		9,950	10,194,760
Sr. Unsec’d. Notes, MTN(a)	4.000		04/01/24		3,125	3,255,944
Sr. Unsec’d. Notes, MTN	4.125		01/22/24		15,785	16,589,325
Sr. Unsec’d. Notes, MTN	4.443	(c)	01/20/48		1,370	1,395,137
Sr. Unsec’d. Notes, MTN	5.650		05/01/18		2,000	2,075,320
Sub. Notes, MTN	3.950		04/21/25		19,960	20,002,774

See Notes to Financial Statements.

Prudential Total Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sub. Notes, MTN(a)	4.000%		01/22/25	31,900	$32,187,004
Sub. Notes, MTN	4.200		08/26/24	18,410	18,954,568
Sub. Notes, MTN	4.250		10/22/26	6,865	6,999,430
Sub. Notes, MTN	4.450		03/03/26	25,380	26,256,016
Bank of America NA, Sr. Unsec’d. Notes	2.050		12/07/18	2,000	2,012,014
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes	4.625	(c)	12/31/49	17,715	17,449,275
Sr. Unsec’d. Notes, MTN	2.200		08/16/23	18,300	17,706,970
Sr. Unsec’d. Notes, MTN	3.000		02/24/25	11,680	11,679,323
Sr. Unsec’d. Notes, MTN	3.250		09/11/24	3,550	3,623,467
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.200		08/10/21	6,005	6,069,199
Sr. Unsec’d. Notes(a)	3.250		01/12/21	7,920	8,039,117
Sr. Unsec’d. Notes(a)	3.650		03/16/25	13,965	13,729,788
Sr. Unsec’d. Notes	3.684		01/10/23	10,705	10,890,957
Sr. Unsec’d. Notes	4.375		01/12/26	8,200	8,419,104
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450		01/15/20	12,210	12,361,282
BBVA Bancomer SA (Mexico), Sub. Notes, RegS	6.500		03/10/21	2,400	2,637,600
BNP Paribas SA (France),
Sr. Unsec’d. Notes	2.375		05/21/20	9,010	9,032,462
Sub. Notes, 144A	4.625		03/13/27	11,230	11,510,391
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850		04/01/21	9,550	9,743,244
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950		07/23/21	8,385	8,456,801
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750		04/24/24	3,100	3,152,362
Citigroup, Inc.,
Jr. Sub. Notes	5.950	(c)	12/31/49	51,035	53,668,406
Jr. Sub. Notes(a)	6.125	(c)	12/31/49	6,590	7,021,975
Jr. Sub. Notes	6.250	(c)	12/31/49	9,660	10,517,325
Sr. Unsec’d. Notes	2.750		04/25/22	3,065	3,055,971
Sr. Unsec’d. Notes	3.200		10/21/26	45,690	44,155,456
Sr. Unsec’d. Notes	3.300		04/27/25	10,000	9,936,680
Sr. Unsec’d. Notes	3.400		05/01/26	20,000	19,734,420
Sr. Unsec’d. Notes	3.700		01/12/26	11,905	12,031,312
Sr. Unsec’d. Notes	8.125		07/15/39	2,400	3,531,475
Sub. Notes(a)	4.000		08/05/24	14,400	14,702,371
Sub. Notes	4.300		11/20/26	1,175	1,195,867
Sub. Notes(a)	4.400		06/10/25	9,575	9,851,267
Sub. Notes	4.450		09/29/27	36,150	36,985,788
Sub. Notes	4.750		05/18/46	13,030	12,999,002

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	5,760	$5,785,269
Sr. Unsec’d. Notes, MTN	2.500		03/14/19	5,770	5,818,768
Compass Bank, Sr. Unsec’d. Notes	1.850		09/29/17	5,130	5,130,687
Credit Agricole SA (France), Jr. Sub. Notes, RegS	7.875	(c)	12/31/49	1,000	1,069,820
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes(a)	1.700		04/27/18	19,535	19,529,530
Sr. Unsec’d. Notes, MTN(a)	1.750		01/29/18	7,365	7,368,793
Sr. Unsec’d. Notes, MTN	3.625		09/09/24	3,450	3,540,086
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.125		12/10/20	1,930	1,956,871
Gtd. Notes(a)	3.750		03/26/25	3,590	3,586,769
Gtd. Notes(a)	3.800		06/09/23	23,170	23,632,079
Gtd. Notes(a)	4.550		04/17/26	4,315	4,528,290
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.875		02/13/18	18,380	18,348,644
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21	2,160	2,170,856
Discover Bank,
Sr. Unsec’d. Notes	2.000		02/21/18	3,575	3,580,663
Sr. Unsec’d. Notes	3.450		07/27/26	6,775	6,594,690
Sr. Unsec’d. Notes	4.200		08/08/23	9,280	9,754,904
Sr. Unsec’d. Notes	4.250		03/13/26	675	697,324
Sub. Notes	7.000		04/15/20	6,980	7,790,036
Fifth Third Bank,
Sr. Unsec’d. Notes	1.450		02/28/18	7,900	7,892,985
Sr. Unsec’d. Notes	2.375		04/25/19	1,105	1,114,111
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.300	(c)	12/31/49	40,010	41,535,381
Jr. Sub. Notes(a)	5.375	(c)	12/31/49	17,210	17,842,467
Sr. Unsec’d. Notes	3.500		01/23/25	19,430	19,515,978
Sr. Unsec’d. Notes	3.500		11/16/26	28,890	28,533,295
Sr. Unsec’d. Notes	3.625		01/22/23	810	836,779
Sr. Unsec’d. Notes(a)	3.750		02/25/26	8,495	8,635,320
Sr. Unsec’d. Notes(a)(h)	3.850		01/26/27	46,810	47,567,994
Sr. Unsec’d. Notes	5.750		01/24/22	16,755	18,903,276
Sr. Unsec’d. Notes(a)	6.150		04/01/18	875	909,719
Sr. Unsec’d. Notes	6.250		02/01/41	2,305	2,908,373
Sr. Unsec’d. Notes, GMTN	7.500		02/15/19	5,300	5,802,742
Sr. Unsec’d. Notes, MTN	3.850		07/08/24	5,040	5,208,351
Sr. Unsec’d. Notes, MTN	4.000		03/03/24	4,505	4,698,873
Sr. Unsec’d. Notes, MTN	4.800		07/08/44	5,220	5,603,654

See Notes to Financial Statements.

Prudential Total Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, MTN(a)	6.000%		06/15/20	4,520	$5,009,150
Sub. Notes(a)	5.150		05/22/45	12,425	13,126,255
Sub. Notes(a)	6.750		10/01/37	7,405	9,233,568
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.041	(c)	03/13/28	16,970	17,341,100
Sr. Unsec’d. Notes	4.875		01/14/22	450	490,120
Sr. Unsec’d. Notes	5.100		04/05/21	230	251,104
Sub. Notes	4.250		03/14/24	7,185	7,372,378
Sub. Notes(a)	4.375		11/23/26	4,695	4,810,469
JPMorgan Chase & Co.,
Jr. Sub. Notes	5.300	(c)	12/31/49	21,720	22,644,186
Jr. Sub. Notes	6.750	(c)	12/31/49	29,650	33,445,200
Jr. Sub. Notes(a)	7.900	(c)	04/29/49	5,885	6,149,825
Sr. Unsec’d. Notes	2.250		01/23/20	22,900	22,994,256
Sr. Unsec’d. Notes	2.550		10/29/20	18,020	18,165,331
Sr. Unsec’d. Notes	2.950		10/01/26	19,630	18,858,423
Sr. Unsec’d. Notes(a)	3.125		01/23/25	20,770	20,551,853
Sr. Unsec’d. Notes	3.200		01/25/23	8,265	8,397,678
Sr. Unsec’d. Notes	3.200		06/15/26	17,100	16,763,711
Sr. Unsec’d. Notes(a)	3.250		09/23/22	8,770	8,985,435
Sr. Unsec’d. Notes	3.300		04/01/26	30,910	30,543,840
Sr. Unsec’d. Notes	3.540	(c)	05/01/28	28,560	28,444,589
Sr. Unsec’d. Notes	4.250		10/15/20	5,160	5,491,432
Sr. Unsec’d. Notes	4.260	(c)	02/22/48	13,790	13,853,655
Sr. Unsec’d. Notes	4.350		08/15/21	2,240	2,403,070
Sr. Unsec’d. Notes	4.400		07/22/20	2,400	2,557,913
Sr. Unsec’d. Notes(a)	4.500		01/24/22	3,350	3,623,323
Sr. Unsec’d. Notes	5.600		07/15/41	830	993,741
Sub. Notes(a)	3.375		05/01/23	2,775	2,793,387
Sub. Notes	3.625		12/01/27	12,480	12,223,336
Sub. Notes	3.875		09/10/24	18,900	19,358,608
Sub. Notes	4.950		06/01/45	8,630	9,185,608
KeyBank NA,
Sr. Unsec’d. Notes	1.650		02/01/18	3,350	3,352,442
Sr. Unsec’d. Notes	2.250		03/16/20	13,730	13,807,094
Sr. Unsec’d. Notes	2.500		12/15/19	5,750	5,817,971
KeyCorp, Sr. Unsec’d. Notes, MTN(a)	5.100		03/24/21	560	613,210
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800		01/13/20	6,330	6,917,658

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	7,875	$7,855,832
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900		02/06/25	18,295	18,142,804
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850		03/21/18	2,700	2,699,884
Morgan Stanley,
Jr. Sub. Notes	5.450	(c)	12/31/49	52,385	53,629,144
Jr. Sub. Notes, Series J	5.550	(c)	12/31/49	4,810	5,035,469
Sr. Unsec’d. Notes	1.875		01/05/18	8,445	8,460,311
Sr. Unsec’d. Notes(a)	4.375		01/22/47	21,730	21,984,654
Sr. Unsec’d. Notes	5.750		01/25/21	2,920	3,248,372
Sr. Unsec’d. Notes, GMTN	3.700		10/23/24	5,000	5,121,500
Sr. Unsec’d. Notes, GMTN(a)	3.750		02/25/23	6,575	6,818,867
Sr. Unsec’d. Notes, GMTN(a)	3.875		01/27/26	17,100	17,482,578
Sr. Unsec’d. Notes, GMTN	5.500		07/28/21	5,485	6,106,379
Sr. Unsec’d. Notes, GMTN	6.625		04/01/18	3,200	3,340,666
Sr. Unsec’d. Notes, MTN(a)	2.625		11/17/21	46,590	46,469,192
Sr. Unsec’d. Notes, MTN	3.125		07/27/26	29,095	28,073,445
Sr. Unsec’d. Notes, MTN	4.300		01/27/45	7,500	7,496,767
Sr. Unsec’d. Notes, MTN	5.625		09/23/19	2,530	2,732,023
Sr. Unsec’d. Notes, MTN	6.250		08/28/17	4,640	4,712,198
Sr. Unsec’d. Notes, MTN	6.375		07/24/42	2,360	3,056,686
Sub. Notes, GMTN	4.350		09/08/26	15,545	16,076,701
Sub. Notes, MTN	3.950		04/23/27	16,340	16,388,857
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250		02/10/20	16,675	16,693,342
Northern Trust Corp., Sub. Notes	3.950		10/30/25	400	424,130
People’s United Bank NA, Sub. Notes	4.000		07/15/24	1,750	1,762,315
PNC Bank NA,
Sr. Unsec’d. Notes	2.625		02/17/22	14,615	14,769,831
Sr. Unsec’d. Notes(a)	2.950		02/23/25	11,870	11,801,356
Sr. Unsec’d. Notes, MTN(a)	3.250		06/01/25	975	990,209
Sub. Notes	2.950		01/30/23	10,835	10,943,437
Sub. Notes(a)	4.200		11/01/25	1,450	1,561,331
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	(c)	11/09/22	1,600	1,614,314
Sub. Notes	3.900		04/29/24	2,715	2,834,055
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875		09/12/23	26,670	26,712,725
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875		10/16/20	8,520	8,557,820

See Notes to Financial Statements.

Prudential Total Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes(a)	2.375%		03/16/20	21,490	$21,613,525
State Street Corp.,
Jr. Sub. Notes	4.956		03/15/18	1,375	1,411,867
Jr. Sub. Notes	5.250	(c)	12/31/49	13,075	13,728,750
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes	2.450		01/10/19	1,225	1,236,139
Gtd. Notes	2.450		01/16/20	10,750	10,831,076
Gtd. Notes	3.000		01/18/23	5,125	5,176,030
Gtd. Notes, GMTN	2.250		07/11/19	2,560	2,567,468
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442		10/19/21	9,390	9,348,365
SunTrust Bank, Sr. Unsec’d. Notes	2.750		05/01/23	3,675	3,656,754
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500		05/01/19	7,830	7,914,079
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A(a)	4.125		09/24/25	17,751	18,222,023
Gtd. Notes, 144A(a)	4.125		04/15/26	8,634	8,915,926
US Bancorp,
Jr. Sub. Notes	5.300	(c)	12/31/49	10,605	10,962,919
Sub. Notes, MTN	3.600		09/11/24	12,170	12,612,367
Wells Fargo & Co.,
Jr. Sub. Notes(a)	7.980	(c)	03/29/49	2,400	2,511,000
Sr. Unsec’d. Notes	2.500		03/04/21	6,960	6,980,094
Sr. Unsec’d. Notes, MTN	3.000		02/19/25	8,280	8,125,512

					1,961,352,446

Beverages 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.700		02/01/36	25,475	27,328,434
Gtd. Notes(a)	4.900		02/01/46	6,785	7,412,293
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	8.000		11/15/39	1,880	2,851,979
Gtd. Notes	8.200		01/15/39	450	688,674
Coca-Cola Icecek A/S (Turkey),
Sr. Unsec’d. Notes, RegS	4.750		10/01/18	4,300	4,418,620
Sr. Unsec’d. Notes, 144A	4.750		10/01/18	1,275	1,310,172
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A(a)	5.000		10/01/23	1,935	2,078,412

					46,088,584

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Biotechnology 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes(a)	4.400%	05/01/45		15,660	$15,453,554
Sr. Unsec’d. Notes	4.563	06/15/48		2,594	2,608,348
Sr.Unsec’d. Notes	4.663	06/15/51		18,420	18,557,653
Celgene Corp., Sr. Unsec’d. Notes	3.250	08/15/22		7,529	7,696,234
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.500	02/01/25		6,730	6,839,739
Sr. Unsec’d. Notes	3.700	04/01/24		10,811	11,197,028
Sr. Unsec’d. Notes(a)	4.800	04/01/44		5,160	5,364,016

					67,716,572

Building Materials 0.5%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, RegS	5.250	04/01/21	EUR	800	896,712
Sr. Sec’d. Notes, RegS	9.375	10/12/22		8,572	9,225,615
Sr. Sec’d. Notes, 144A(a)	9.375	10/12/22		26,920	28,972,650
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	4.750	01/11/22	EUR	2,450	2,778,341
Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26		3,000	3,420,000
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000	06/15/25		23,420	24,390,174
Griffon Corp., Gtd. Notes	5.250	03/01/22		6,400	6,544,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,402,451
Owens Corning, Inc., Gtd. Notes	4.200	12/15/22		1,625	1,703,029
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.375	11/15/24		24,350	25,384,875
US Concrete, Inc., Gtd. Notes	6.375	06/01/24		4,000	4,180,000

					109,897,847

Chemicals 0.8%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	1,833,650
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,545,682
Sr. Unsec’d. Notes	5.250	01/15/45		4,285	4,743,778
Sr. Unsec’d. Notes	6.125	01/15/41		1,730	2,045,187
Ashland, Inc.,
Gtd. Notes(a)	4.750	08/15/22		2,640	2,752,200
Gtd. Notes	6.875	05/15/43		10,850	11,880,750
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		3,565	3,002,336
Gtd. Notes(a)	5.375	03/15/44		6,640	5,785,100
Gtd. Notes	6.875	05/01/18		240	250,728
Gtd. Notes	7.125	05/01/20		195	212,550
Sr. Sec’d. Notes, 144A	3.400	12/01/21		22,000	22,122,100

See Notes to Financial Statements.

Prudential Total Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.000%	11/15/22	3,675	$3,725,031
Sr. Unsec’d. Notes	4.125	11/15/21	5,320	5,651,292
Sr. Unsec’d. Notes	4.250	11/15/20	1,549	1,643,145
Sr. Unsec’d. Notes(a)	4.625	10/01/44	2,160	2,226,169
Sr. Unsec’d. Notes	5.250	11/15/41	5,310	5,922,652
Sr. Unsec’d. Notes	9.400	05/15/39	330	531,689
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	10,010	10,170,570
Sr. Unsec’d. Notes	3.800	03/15/25	9,781	10,076,944
Sr. Unsec’d. Notes	4.650	10/15/44	3,460	3,538,573
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd. (Russia), Sr. Unsec’d. Notes, 144A	3.800	04/12/20	8,550	8,603,010
LYB International Finance BV,
Gtd. Notes	4.000	07/15/23	3,000	3,156,147
Gtd. Notes(a)	4.875	03/15/44	6,540	6,771,039
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27	11,605	11,471,960
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	4.625	02/26/55	18,635	17,446,851
Sr. Unsec’d. Notes	5.000	04/15/19	1,575	1,654,396
Sr. Unsec’d. Notes	5.750	04/15/24	1,000	1,145,114
Sr. Unsec’d. Notes	6.000	11/15/21	9,954	11,299,114
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33	1,040	1,082,463
Sr. Unsec’d. Notes	5.625	11/15/43	3,455	3,563,556
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	850	1,045,197
Westlake Chemical Corp., Gtd. Notes	4.875	05/15/23	5,705	5,963,870

				174,862,843

Commercial Services 0.7%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500	07/15/22	3,425	3,557,719
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48	7,250	7,298,829
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	1,130	1,089,939
Duke University, Unsec’d. Notes	3.299	10/01/46	8,900	8,127,097
Ecolab, Inc., Sr. Unsec’d. Notes	2.250	01/12/20	5,125	5,154,074
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	27,400	26,442,260

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
ERAC USA Finance LLC, (cont’d.)
Gtd. Notes, 144A(a)(g)	3.300%		12/01/26	19,130	$18,557,267
Gtd. Notes, 144A(a)(g)	3.800		11/01/25	17,535	17,817,138
Gtd. Notes, 144A(g)	4.500		02/15/45	3,720	3,548,251
Gtd. Notes, 144A(g)	6.700		06/01/34	810	984,512
Gtd. Notes, 144A(g)	7.000		10/15/37	4,090	5,140,750
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885		07/01/2116	5,800	5,170,207
Unsec’d. Notes	5.600		07/01/2111	942	1,176,132
President & Fellows of Harvard College, Unsec’d. Notes(a)	3.150		07/15/46	9,930	9,115,929
Total System Services, Inc., Sr. Unsec’d. Notes	4.800		04/01/26	4,600	5,000,573
United Rentals North America, Inc.,
Gtd. Notes(a)	5.500		07/15/25	2,375	2,484,084
Gtd. Notes	5.500		05/15/27	4,860	4,999,725
Gtd. Notes(a)	5.875		09/15/26	9,575	10,101,625
Gtd. Notes	6.125		06/15/23	5,346	5,586,570
University of Southern California, Unsec’d. Notes	3.841		10/01/47	9,375	9,426,544

					150,779,225

Computers 0.7%
Apple, Inc.,
Sr. Unsec’d. Notes	2.850		05/06/21	400	411,903
Sr. Unsec’d. Notes(h)	3.000		02/09/24	46,700	47,619,710
Sr. Unsec’d. Notes(a)(h)	3.200		05/13/25	4,170	4,265,885
Sr. Unsec’d. Notes(h)	3.250		02/23/26	11,565	11,810,294
Sr. Unsec’d. Notes(a)	4.650		02/23/46	2,025	2,206,458
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A(a)	5.875		06/15/21	11,040	11,702,400
Sr. Sec’d. Notes, 144A	3.480		06/01/19	9,135	9,343,260
Sr. Sec’d. Notes, 144A	4.420		06/15/21	7,765	8,151,697
Sr. Sec’d. Notes, 144A	6.020		06/15/26	6,740	7,402,737
DXC Technology Co., Sr. Unsec’d. Notes, 144A	2.875		03/27/20	12,400	12,539,711
EMC Corp., Sr. Unsec’d. Notes	2.650		06/01/20	14,500	14,189,366
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.450	(c)	10/05/17	13,739	13,774,666
Sr. Unsec’d. Notes	2.850	(c)	10/05/18	6,395	6,468,984

					149,887,071

See Notes to Financial Statements.

Prudential Total Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Diversified Financial Services 1.1%
Ally Financial, Inc.,
Gtd. Notes	6.250%		12/01/17		8,400	$8,610,000
Gtd. Notes(a)	8.000		03/15/20		2,892	3,264,345
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN(h)	2.375		05/26/20		26,300	26,516,317
Sr. Unsec’d. Notes, MTN	3.300		05/03/27		16,070	15,966,348
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125		09/15/24	GBP	5,700	7,728,901
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950		02/28/22		6,967	6,862,125
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.300		06/05/19		4,075	4,081,174
Sub. Notes(a)	3.375		02/15/23		7,900	7,954,218
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450		02/13/26		8,855	9,130,320
CIT Group, Inc.,
Sr. Unsec’d. Notes	4.250		08/15/17		1,200	1,208,100
Sr. Unsec’d. Notes	5.000		05/15/17		4,127	4,131,952
Sr. Unsec’d. Notes, 144A	5.500		02/15/19		3,675	3,881,719
Discover Financial Services,
Sr. Unsec’d. Notes	3.750		03/04/25		11,835	11,728,757
Sr. Unsec’d. Notes	4.100		02/09/27		17,425	17,528,330
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes	2.342		11/15/20		11,273	11,346,861
Gtd. Notes	4.418		11/15/35		12,587	13,456,749
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290		10/10/34		1,604	1,606,943
HSBC Finance Corp., Sub. Notes	6.676		01/15/21		145	164,733
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	7.125		09/01/18		1,900	2,028,146
Sr. Unsec’d. Notes	6.250		05/15/19		700	754,500
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500		01/20/43		1,425	1,570,572
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875		05/02/18		745	41,273
Navient Corp.,
Sr. Unsec’d. Notes, MTN(a)	4.625		09/25/17		11,150	11,247,563
Sr. Unsec’d. Notes, MTN	8.450		06/15/18		5,400	5,757,750
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(g)	1.873	(c)	07/03/33		96	87,980
Springleaf Finance Corp., Gtd. Notes, MTN	6.900		12/15/17		500	513,420
Synchrony Financial,
Sr. Unsec’d. Notes	2.600		01/15/19		10,665	10,743,782
Sr. Unsec’d. Notes	2.700		02/03/20		16,094	16,196,905
Sr. Unsec’d. Notes	3.700		08/04/26		13,880	13,341,026

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%	03/23/28		35,385	$36,455,184
Worldpay Finance PLC (United Kingdom), Gtd. Notes, RegS	3.750	11/15/22	EUR	4,000	4,709,483

					258,615,476

Electric 2.4%
AES Corp., Sr. Unsec’d. Notes(a)	5.500	04/15/25		25,000	25,625,000
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950	12/15/22		1,600	1,624,749
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25		15,645	15,914,188
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.375	01/15/23		792	780,120
Sr. Unsec’d. Notes(a)	5.750	01/15/25		1,675	1,620,563
Commonwealth Edison Co.,
First Mortgage Bonds	3.700	03/01/45		2,665	2,558,984
First Mortgage Bonds	4.350	11/15/45		2,780	2,929,950
First Mortgage Bonds	6.450	01/15/38		690	912,141
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46		7,580	7,369,594
Sr. Unsec’d. Notes(a)	4.300	12/01/56		2,920	2,970,218
Dominion Resources, Inc.,
Jr. Sub. Notes	4.104	04/01/21		33,540	35,061,475
Jr. Sub. Notes	2.962	07/01/19		4,305	4,364,663
Sr. Unsec’d. Notes	2.850	08/15/26		5,685	5,381,148
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19		2,875	3,011,562
Sr. Unsec’d. Notes(a)	7.250	10/15/21		13,975	14,953,250
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26		47,340	44,738,998
Duke Energy Carolinas LLC,
First Mortgage Bonds	4.250	12/15/41		6,000	6,270,522
First Ref. Mortgage	2.500	03/15/23		11,945	11,898,653
First Ref. Mortgage	3.750	06/01/45		3,045	2,954,478
First Ref. Mortgage	4.000	09/30/42		1,025	1,024,258
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26		12,725	12,023,356
Duke Energy Progress LLC, First Mortgage Bonds	4.100	03/15/43		2,410	2,443,494
Dynegy, Inc.,
Gtd. Notes(a)	6.750	11/01/19		20,925	21,238,875
Gtd. Notes(a)	7.375	11/01/22		16,165	15,477,987
Gtd. Notes, 144A(a)	8.000	01/15/25		11,595	10,638,412
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35		750	869,423
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26		4,160	4,128,010
Gtd. Notes	4.750	06/15/46		12,470	12,646,550

See Notes to Financial Statements.

Prudential Total Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Enersis Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26	3,620	$3,597,375
Entergy Arkansas, Inc., First Mortgage Bonds	3.050	06/01/23	1,200	1,209,313
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	37,970	40,115,913
Entergy Mississippi, Inc., First Mortgage Bonds	2.850	06/01/28	3,010	2,900,499
Eversource Energy, Sr. Unsec’d. Notes	3.150	01/15/25	5,370	5,357,687
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	12,245	12,487,378
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950	01/15/20	21,135	21,460,289
Sr. Unsec’d. Notes	6.200	10/01/17	750	763,286
Sr. Unsec’d. Notes	6.250	10/01/39	800	833,282
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375	11/15/31	2,310	3,040,152
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	1,175	1,302,039
Fortis, Inc. (Canada), Sr. Unsec’d. notes, 144A	3.055	10/04/26	39,160	37,075,317
Georgia Power Co., Sr. Unsec’d. Notes	4.750	09/01/40	1,050	1,093,458
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.900	04/01/27	11,455	11,571,681
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	17,687
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	483,009
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	576,756
NRG Energy, Inc.,
Gtd. Notes	6.250	07/15/22	600	611,286
Gtd. Notes(a)	6.250	05/01/24	8,000	7,972,000
Gtd. Notes(a)	6.625	03/15/23	4,319	4,383,785
Gtd. Notes(a)	6.625	01/15/27	7,925	7,845,750
Gtd. Notes(a)	7.250	05/15/26	12,095	12,367,137
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950	04/01/25	5,995	5,979,689
Sr. Sec’d. Notes	6.800	09/01/18	545	580,695
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes	3.500	06/15/25	8,380	8,642,855
Sr. Unsec’d. Notes	4.250	03/15/46	6,900	7,134,855
Sr. Unsec’d. Notes	4.300	03/15/45	2,865	2,986,433
Sr. Unsec’d. Notes	4.450	04/15/42	1,800	1,910,808
PacifiCorp, First Mortgage Bonds(a)	3.350	07/01/25	9,960	10,161,431
PECO Energy Co., First Ref. Mortgage	4.800	10/15/43	6,449	7,149,536
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22	4,000	4,073,080
PSEG Power LLC, Gtd. Notes(a)	3.000	06/15/21	24,545	24,823,905
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	1,990	1,922,038
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434	11/15/41	2,550	2,643,496
San Diego Gas & Electric Co., First Mortgage Bonds	5.350	05/15/40	9,512	11,303,243

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Southern California Edison Co., First Mortgage Bonds	2.400%	02/01/22		5,165	$5,176,983
Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41		725	748,241

					543,732,988

Electronics 0.1%
Fortive Corp., Sr. Unsec’d. Notes, 144A(a)	3.150	06/15/26		4,515	4,506,647
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650	02/21/20	EUR	10,800	11,943,152
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		2,900	3,045,000
Sr. Unsec’d. Notes	5.625	12/15/20		4,700	5,052,500

					24,547,299

Entertainment 0.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes, 144A	6.375	11/15/24	GBP	19,500	26,904,737
Gtd. Notes, 144A(a)	6.375	11/15/24	GBP	8,400	11,589,733
Cinemark USA, Inc.,
Gtd. Notes	4.875	06/01/23		24,089	24,450,335
Gtd. Notes	5.125	12/15/22		5,350	5,510,500
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, RegS	7.000	02/28/42	GBP	8,500	11,560,024
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes(a)	4.875	11/01/20		6,000	6,390,000
Gtd. Notes(a)	5.375	11/01/23		8,650	9,342,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(g)	5.000	08/01/18		5,000	5,037,500
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	05/01/24		3,725	3,846,062
Scientific Games International, Inc.,
Gtd. Notes	10.000	12/01/22		7,125	7,730,625
Sr. Sec’d. Notes, 144A	7.000	01/01/22		5,700	6,102,534
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125	11/01/24	EUR	5,825	6,664,340

					125,128,390

Food 1.0%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	22,075,459
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A(a)	5.750	03/15/25		3,275	3,184,937
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250	02/05/23		400	405,500
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750	10/28/20		7,730	8,104,518

See Notes to Financial Statements.

Prudential Total Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Food (cont’d.)
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(a)(g)	5.750%		06/15/25		14,575	$15,048,687
Gtd. Notes, 144A(g)	5.875		07/15/24		11,544	12,034,620
Gtd. Notes, 144A(a)(g)	7.250		06/01/21		1,887	1,938,892
Gtd. Notes, 144A(g)	7.250		06/01/21		3,580	3,678,450
Gtd. Notes, 144A(g)	8.250		02/01/20		11,485	11,766,382
JM Smucker Co. (The), Gtd. Notes	3.000		03/15/22		11,465	11,683,489
Koninklijke Ahold Delhaize NV (Netherlands), Gtd. Notes	5.700		10/01/40		750	862,673
Kraft Heinz Foods Co.,
Gtd. Notes	3.000		06/01/26		22,205	21,156,635
Gtd. Notes(a)	4.375		06/01/46		5,005	4,761,942
Gtd. Notes	5.000		07/15/35		6,940	7,317,349
Gtd. Notes	6.125		08/23/18		495	521,825
Gtd. Notes	6.500		02/09/40		1,910	2,327,087
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950		11/01/21		18,925	19,226,343
Sr. Unsec’d. Notes	3.300		01/15/21		9,215	9,484,456
Sr. Unsec’d. Notes(a)	3.875		10/15/46		4,420	4,003,729
Sr. Unsec’d. Notes	4.450		02/01/47		12,030	11,858,284
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000		10/28/21		28,070	27,184,532
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A	4.250	(c)	08/01/19	EUR	3,076	3,381,018
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000		11/01/19		4,792	5,013,630
Sysco Corp., Gtd. Notes(a)	4.500		04/01/46		3,655	3,696,287
Tyson Foods, Inc., Gtd. Notes	5.150		08/15/44		2,615	2,793,448
Wm Wrigley Jr. Co.,
Sr. Unsec’d. Notes, 144A	2.400		10/21/18		9,205	9,279,395
Sr. Unsec’d. Notes, 144A	3.375		10/21/20		16,067	16,582,574

						239,372,141

Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(g)	7.375		12/01/25		3,697	4,716,315
International Paper Co.,
Sr. Unsec’d. Notes	3.000		02/15/27		6,700	6,382,474
Sr. Unsec’d. Notes	3.650		06/15/24		2,250	2,304,414
Sr. Unsec’d. Notes(a)	4.400		08/15/47		7,050	6,869,414
Sr. Unsec’d. Notes	4.800		06/15/44		6,940	7,098,371
Sr. Unsec’d. Notes	5.000		09/15/35		6,990	7,498,061
Sr. Unsec’d. Notes(a)	5.150		05/15/46		3,605	3,868,252
Sr. Unsec’d. Notes	6.000		11/15/41		2,290	2,756,287

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Forest Products & Paper (cont’d.)
International Paper Co., (cont’d.)
Sr. Unsec’d. Notes	7.300%	11/15/39		1,320	$1,738,432
Sr. Unsec’d. Notes	9.375	05/15/19		2,225	2,542,147

					45,774,167

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.625	05/20/24		6,875	6,995,312
Sr. Unsec’d. Notes	5.875	08/20/26		6,875	6,978,125
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,360,578
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43		250	265,347
NiSource Finance Corp.,
Gtd. Notes	4.800	02/15/44		3,865	4,088,281
Gtd. Notes	5.450	09/15/20		355	389,086
Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20		9,090	9,145,022
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,665,953

					31,887,704

Healthcare-Products 0.7%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.350	11/22/19		20,440	20,550,703
Sr. Unsec’d. Notes	2.900	11/30/21		705	711,748
Sr. Unsec’d. Notes	2.950	03/15/25		3,032	2,904,905
Baxter International, Inc., Sr. Unsec’d. Notes	2.600	08/15/26		22,605	21,346,173
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24		3,998	4,020,905
Boston Scientific Corp., Sr. Unsec’d. Notes(a)	2.850	05/15/20		7,185	7,287,552
Medtronic, Inc.,
Gtd. Notes(h)	4.625	03/15/45		4,220	4,590,503
Gtd. Notes(h)	3.500	03/15/25		18,525	19,127,600
Gtd. Notes(h)	4.375	03/15/35		9,636	10,197,364
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26		6,850	6,570,280
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.000	04/01/18		10,880	10,905,807
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	39,550,930
Sr. Unsec’d. Notes	2.700	04/01/20		7,750	7,838,924

					155,603,394

See Notes to Financial Statements.

Prudential Total Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services 1.8%
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.625%	02/15/23	1,825	$1,888,401
Aetna, Inc.,
Sr. Unsec’d. Notes(a)	3.500	11/15/24	13,900	14,357,060
Sr. Unsec’d. Notes	4.125	11/15/42	1,775	1,770,708
Sr. Unsec’d. Notes	4.500	05/15/42	1,150	1,212,968
Sr. Unsec’d. Notes	6.750	12/15/37	5,365	7,247,627
Anthem, Inc., Sr. Unsec’d. Notes	4.650	01/15/43	1,855	1,915,627
Baptist Health South Florida, Inc., Sec’d. Notes	4.342	11/15/41	4,550	4,585,499
Baylor Scott & White Holdings, Unsec’d. Notes	4.185	11/15/45	5,750	5,711,895
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22	15,211	12,587,102
Gtd. Notes(a)	7.125	07/15/20	10,350	9,289,125
Gtd. Notes(a)	8.000	11/15/19	9,127	8,881,849
Sr. Sec’d. Notes(a)	5.125	08/01/21	10,899	10,803,634
Cigna Corp.,
Sr. Unsec’d. Notes	3.250	04/15/25	23,430	23,379,204
Sr. Unsec’d. Notes	4.000	02/15/22	1,000	1,055,535
Sr. Unsec’d. Notes	5.375	02/15/42	2,225	2,609,066
Sr. Unsec’d. Notes	5.875	03/15/41	905	1,107,439
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	500	554,601
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A	4.125	10/15/20	9,725	9,992,437
Gtd. Notes, 144A	6.500	09/15/18	2,400	2,532,000
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	4,200	4,275,415
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	2,500	2,712,500
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	16,000	16,660,000
Gtd. Notes(a)	5.875	02/15/26	5,600	5,950,000
Gtd. Notes(a)	7.500	02/15/22	4,250	4,889,200
Sr. Sec’d. Notes	4.250	10/15/19	5,125	5,310,781
Sr. Sec’d. Notes(a)	5.250	04/15/25	10,000	10,746,900
HealthSouth Corp.,
Gtd. Notes	5.125	03/15/23	2,250	2,258,438
Gtd. Notes(a)	5.750	11/01/24	10,300	10,493,125
Humana, Inc.,
Sr. Unsec’d. Notes	2.625	10/01/19	3,375	3,417,684
Sr. Unsec’d. Notes	4.800	03/15/47	3,240	3,441,946
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	15,275	15,334,099
Kindred Healthcare, Inc., Gtd. Notes(a)	8.000	01/15/20	8,575	8,853,687
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.625	02/01/20	1,970	1,984,019
Sr. Unsec’d. Notes	3.200	02/01/22	9,220	9,357,747
Sr. Unsec’d. Notes(a)	4.625	11/15/20	6,355	6,789,326
Sr. Unsec’d. Notes	4.700	02/01/45	1,075	1,065,411

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Mayo Clinic, Unsec’d. Notes	4.128%		11/15/52		8,312	$8,449,306
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125		07/01/52		675	664,109
New York Presbyterian Hospital (The),
Unsec’d. Notes	4.024		08/01/45		4,350	4,264,035
Unsec’d. Notes	4.763		08/01/2116		4,800	4,450,488
NYU Hospitals Center, Sec’d. Notes	4.784		07/01/44		6,375	6,726,855
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	3.744		10/01/47		2,900	2,680,122
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.500		03/30/20		9,855	9,922,970
Sr. Unsec’d. Notes	3.450		06/01/26		5,425	5,393,356
Sr. Unsec’d. Notes	3.500		03/30/25		13,980	13,950,348
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350		09/30/24		1,390	1,439,720
Select Medical Corp., Gtd. Notes(a)	6.375		06/01/21		12,000	12,270,000
Synlab Bondco PLC (United Kingdom), 1st Lien, 144A	3.500	(c)	07/01/22	EUR	17,500	19,348,669
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	5.500		03/01/19		9,600	9,696,000
Sr. Unsec’d. Notes	6.750		02/01/20		11,653	11,769,530
Texas Health Resources, Sec’d. Notes	4.330		11/15/55		3,450	3,528,256
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.375		04/15/27		39,810	40,491,667
Sr. Unsec’d. Notes	3.950		10/15/42		625	620,944
Sr. Unsec’d. Notes	4.375		03/15/42		3,380	3,531,867
Sr. Unsec’d. Notes	4.625		07/15/35		11,315	12,421,686
Sr. Unsec’d. Notes	4.625		11/15/41		1,725	1,857,806
Sr. Unsec’d. Notes	5.700		10/15/40		185	229,428
Sr. Unsec’d. Notes	5.800		03/15/36		130	161,426
Sr. Unsec’d. Notes	5.950		02/15/41		490	622,301
Sr. Unsec’d. Notes	6.625		11/15/37		475	641,639

						410,154,583

Holding Companies - Diversified 0.0%
CeramTec Group GmbH (Germany),
Gtd. Notes, RegS (original cost $2,333,491; purchased 02/24/16)(f)(g)	8.250		08/15/21	EUR	2,000	2,309,427
Gtd. Notes, 144A (original cost $664,249; purchased 07/25/13)(f)(g)	8.250		08/15/21	EUR	500	577,357

						2,886,784

See Notes to Financial Statements.

Prudential Total Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Home Builders 0.5%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20		3,000	$3,112,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125		07/01/22		11,231	11,708,318
CalAtlantic Group, Inc.,
Gtd. Notes(a)	6.250		12/15/21		12,500	13,904,375
Gtd. Notes	8.375		05/15/18		11,798	12,505,880
KB Home, Gtd. Notes(a)	7.000		12/15/21		11,045	12,342,787
PulteGroup, Inc., Gtd. Notes	5.500		03/01/26		28,017	29,557,935
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250		04/15/21		12,605	12,954,537
William Lyon Homes, Inc.,
Gtd. Notes	5.750		04/15/19		5,534	5,589,340
Gtd. Notes	7.000		08/15/22		18,000	18,810,000

						120,485,672

Household Products/Wares 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000		10/01/26	EUR	15,000	17,009,727

Housewares 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	4.200		04/01/26		20,095	21,121,131
Sr. Unsec’d. Notes(a)	5.500		04/01/46		13,490	15,686,267

						36,807,398

Insurance 1.1%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500		11/15/20		240	262,233
American International Group, Inc.,
Sr. Unsec’d. Notes	3.900		04/01/26		27,135	27,671,649
Sr. Unsec’d. Notes(a)	4.500		07/16/44		6,135	6,002,398
Sr. Unsec’d. Notes(a)	4.800		07/10/45		2,000	2,060,458
Sr. Unsec’d. Notes	4.875		06/01/22		280	305,617
Arch Capital Finance LLC, Gtd. Notes	5.031		12/15/46		6,475	7,074,397
Arch Capital Group US, Inc., Gtd. Notes	5.144		11/01/43		2,250	2,468,750
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes(a)	2.750		03/15/23		14,030	14,186,519
Sr. Unsec’d. Notes(a)	4.500		02/11/43		4,290	4,637,344
Chubb Corp. (The), Gtd. Notes	3.408	(c)	03/29/67		650	643,500
Chubb INA Holdings, Inc.,
Gtd. Notes(h)	3.150		03/15/25		7,260	7,345,327
Gtd. Notes(a)	3.350		05/03/26		7,000	7,158,823

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Chubb INA Holdings, Inc., (cont’d.)
Gtd. Notes(a)	4.350%		11/03/45		1,160	$1,240,289
CNA Financial Corp., Sr. Unsec’d. Notes(a)	4.500		03/01/26		12,000	12,815,112
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000		07/15/34		525	658,281
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300		04/15/43		480	470,632
Sr. Unsec’d. Notes	5.125		04/15/22		1,200	1,334,944
Sr. Unsec’d. Notes	5.950		10/15/36		755	894,412
Sr. Unsec’d. Notes	6.100		10/01/41		995	1,219,992
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750		03/27/24	EUR	15,700	17,444,920
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.850		08/01/44		8,750	9,025,170
Gtd. Notes, 144A	4.950		05/01/22		1,325	1,450,989
Gtd. Notes, 144A	5.000		06/01/21		350	380,527
Gtd. Notes, 144A	6.500		03/15/35		9,290	11,318,369
Gtd. Notes, 144A	6.500		05/01/42		6,305	7,950,756
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300		10/09/37		3,930	4,772,003
Sr. Unsec’d. Notes	7.000		06/15/40		6,700	8,787,104
Sr. Unsec’d. Notes	8.750		07/01/19		246	279,558
Markel Corp.,
Sr. Unsec’d. Notes	4.900		07/01/22		2,750	2,999,879
Sr. Unsec’d. Notes	5.000		03/30/43		300	314,528
Sr. Unsec’d. Notes	5.000		04/05/46		5,955	6,258,455
MetLife, Inc.,
Sr. Unsec’d. Notes	4.368		09/15/23		450	488,391
Sr. Unsec’d. Notes	7.717		02/15/19		2,750	3,029,892
New York Life Global Funding, Sec’d. Notes, 144A	1.950		02/11/20		13,080	13,053,343
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063		03/30/40		979	1,258,348
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375		04/30/20		360	394,285
Principal Financial Group, Inc.,
Gtd. Notes	4.300		11/15/46		7,190	7,333,520
Gtd. Notes	4.350		05/15/43		3,100	3,187,494
Gtd. Notes	4.625		09/15/42		275	294,503
Progressive Corp. (The),
Jr. Sub. Notes	6.700	(c)	06/15/67		365	366,369
Sr. Unsec’d. Notes	3.700		01/26/45		10,070	9,497,943
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250		12/06/42		5,235	5,225,697

See Notes to Financial Statements.

Prudential Total Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900%		09/15/44		16,598	$18,252,422
Sub. Notes, 144A	6.850		12/16/39		3,847	5,248,185
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A(g)	2.950		11/01/19		15,630	15,881,549
Unum Group, Sr. Unsec’d. Notes	5.625		09/15/20		225	247,725
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625		03/15/22		2,675	2,881,874
Sr. Unsec’d. Notes	5.375		09/15/20		2,235	2,433,633
XLIT Ltd. (Bermuda), Gtd. Notes	3.616	(c)	12/31/49		260	221,000

						258,729,108

Internet 0.2%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625		05/15/27	EUR	37,150	40,922,788

Iron/Steel 0.0%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125		06/01/18		1,800	1,876,122
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	6.250		08/10/26		5,700	6,228,960

						8,105,082

Leisure Time 0.1%
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(g)	6.250		05/15/25		5,764	5,547,850
Sr. Unsec’d. Notes, 144A(g)	8.500		10/15/22		15,580	16,281,100

						21,828,950

Lodging 0.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A(a)	6.750		11/15/21		17,725	18,522,625
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000		03/01/19		15,770	16,051,589
Sr. Unsec’d. Notes	6.375		06/15/17		6,055	6,089,574
Sr. Unsec’d. Notes	7.150		12/01/19		4,840	5,406,817
Sr. Unsec’d. Notes, Series R	3.125		06/15/26		37,965	36,944,501
MGM Resorts International,
Gtd. Notes(a)	6.000		03/15/23		8,000	8,740,000
Gtd. Notes(a)	8.625		02/01/19		23,247	25,687,935
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes	2.500		03/01/18		1,375	1,382,545
Sr. Unsec’d. Notes	5.625		03/01/21		980	1,079,093

						119,904,679

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%
CNH Industrial Capital LLC, Gtd. Notes(a)	4.875%	04/01/21	6,565	$6,893,250
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98	1,500	1,548,972
Xylem, Inc.,
Sr. Unsec’d. Notes	3.250	11/01/26	4,770	4,749,499
Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,640,745

				14,832,466

Media 2.4%
21st Century Fox America, Inc.,
Gtd. Notes	4.750	11/15/46	2,215	2,253,966
Gtd. Notes	6.150	03/01/37	2,325	2,781,026
Gtd. Notes	6.900	08/15/39	160	206,903
Gtd. Notes	7.625	11/30/28	550	725,963
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500	05/15/26	6,150	6,357,562
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	6,817	6,906,644
Cablevision Systems Corp.,
Sr. Unsec’d. Notes	7.750	04/15/18	12,104	12,663,810
Sr. Unsec’d. Notes	8.625	09/15/17	28,302	29,080,305
CBS Corp., Gtd. Notes	1.950	07/01/17	1,950	1,951,402
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	9,900	10,333,125
Sr. Unsec’d. Notes, 144A(a)	5.375	05/01/25	6,100	6,359,250
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	9,275	9,732,999
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	25,000	26,554,500
Sr. Unsec’d. Notes, 144A(a)	5.875	05/01/27	5,450	5,797,437
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	19,933	20,381,492
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	21,800	22,290,500
Sr. Unsec’d. Notes, 144A	6.375	09/15/20	36,753	37,878,744
Sr. Sec’d. Notes, 144A(a)	7.750	07/15/25	9,092	10,137,580
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	4,110	4,710,348
Sr. Sec’d. Notes	6.484	10/23/45	4,326	5,080,338
Sr. Sec’d. Notes	6.834	10/23/55	5,780	6,781,414
Sr. Sec’d. Notes, 144A	5.375	05/01/47	13,525	13,838,185
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes(a)	6.500	11/15/22	5,803	5,919,060
Gtd. Notes, Series B(a)	6.500	11/15/22	2,172	2,250,735

See Notes to Financial Statements.

Prudential Total Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Comcast Corp.,
Gtd. Notes	2.350%	01/15/27	25,275	$23,442,183
Gtd. Notes	3.150	03/01/26	14,935	14,842,627
Gtd. Notes(a)	3.375	02/15/25	5,000	5,101,625
Gtd. Notes(a)	3.375	08/15/25	22,650	23,063,204
Gtd. Notes	4.750	03/01/44	2,975	3,155,583
Gtd. Notes	6.450	03/15/37	360	463,547
Gtd. Notes	6.950	08/15/37	1,720	2,315,418
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A(g)	3.350	09/15/26	11,005	10,814,305
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	715	757,006
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	12,000	12,540,000
Gtd. Notes	7.750	07/01/26	9,900	11,595,375
Gtd. Notes	7.875	09/01/19	8,425	9,351,750
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes	5.000	05/13/45	5,800	5,464,183
Sr. Unsec’d. Notes	6.125	01/31/46	8,080	8,783,926
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250	02/01/30	5,000	5,362,000
Myriad International Holdings BV (South Africa),
Gtd. Notes, RegS	6.000	07/18/20	1,300	1,404,000
Gtd. Notes, RegS	6.375	07/28/17	2,000	2,018,500
Gtd. Notes, 144A	6.375	07/28/17	5,720	5,772,910
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes(a)	3.500	06/15/22	5,104	5,257,692
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.625	08/01/24	4,837	5,029,754
Gtd. Notes, 144A(a)	5.875	03/15/26	5,170	5,383,262
Sky PLC (United Kingdom),
Gtd. Notes, 144A	2.625	09/16/19	1,900	1,906,114
Gtd. Notes, 144A	6.100	02/15/18	90	92,975
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	1,600	1,652,000
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.750	07/01/18	1,565	1,650,177
Sr. Sec’d. Notes	7.300	07/01/38	3,600	4,501,318
Time Warner, Inc.,
Gtd. Notes	2.950	07/15/26	16,910	15,865,216
Gtd. Notes	3.800	02/15/27	450	448,023
Gtd. Notes	4.050	12/15/23	17,030	17,777,191
Gtd. Notes	6.200	03/15/40	2,600	2,993,661

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A, MTN	5.125%	01/21/23	EUR	3,402	$3,890,351
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)(g)	5.125	02/15/25		10,700	10,659,875
Sr. Sec’d. Notes, 144A(g)	6.750	09/15/22		14,300	14,979,250
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25		13,645	13,883,787
Viacom, Inc.,
Sr. Unsec’d. Notes	2.250	02/04/22		12,500	12,119,150
Sr. Unsec’d. Notes	4.500	02/27/42		1,851	1,615,073
Sr. Unsec’d. Notes	4.875	06/15/43		7,195	6,542,788
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000	01/15/27		16,350	16,677,000

					540,146,087

Mining 0.4%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		14,510	16,951,844
Barrick PD Australia Finance Pty. Ltd. (Canada),
Gtd. Notes	5.950	10/15/39		3,700	4,343,116
Freeport-McMoran, Inc., Gtd. Notes	2.300	11/14/17		32,482	32,482,000
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21		2,405	2,485,683
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	6.250	11/15/22		2,950	3,009,000
Gtd. Notes, 144A	7.000	04/15/20		5,000	5,065,625
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	3.500	11/08/22		3,108	3,140,775
Sr. Unsec’d. Notes	5.875	04/23/45		6,585	6,936,445
Sr. Unsec’d. Notes	6.750	04/16/40		5,700	6,471,521
Sr. Unsec’d. Notes	7.500	07/27/35		260	318,097

					81,204,106

Miscellaneous Manufacturing 0.2%
General Electric Co.,
Sr. Unsec’d. Notes	4.125	10/09/42		605	624,767
Sr. Unsec’d. Notes, GMTN	2.200	01/09/20		4,206	4,258,831
Sub. Notes, MTN	5.300	02/11/21		157	174,382
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550	11/01/24		3,855	3,945,982
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875	09/15/17		1,075	1,076,226
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250	05/27/25		24,400	24,672,768
Textron, Inc.,
Sr. Unsec’d. Notes	4.000	03/15/26		3,775	3,872,561
Sr. Unsec’d. Notes	7.250	10/01/19		800	889,214

					39,514,731

See Notes to Financial Statements.

Prudential Total Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Multi-National 1.4%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	7.375%		04/06/23		8,841	$11,153,956
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	0.500		07/30/20	ZAR	53,000	3,057,789
Sr. Unsec’d. Notes	0.500		09/28/20	ZAR	46,000	2,616,789
Sr. Unsec’d. Notes	1.000		05/17/18		4,000	3,967,196
Sr. Unsec’d. Notes	5.593		07/16/18		2,021	2,115,033
Sr. Unsec’d. Notes	5.820		06/16/28		12,795	15,979,727
Sr. Unsec’d. Notes	6.220		08/15/27		3,520	4,587,299
Sr. Unsec’d. Notes	6.375		10/01/28		2,560	3,396,063
Sr. Unsec’d. Notes, RegS	0.500		08/28/20	ZAR	52,000	2,979,706
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	1.500		08/08/17		10,000	10,002,400
Sr. Unsec’d. Notes	2.000		05/10/19		27,460	27,495,698
Sr. Unsec’d. Notes	2.125		09/27/21		45,000	44,523,000
Sr. Unsec’d. Notes	4.375		06/15/22		9,200	9,900,396
Sr. Unsec’d. Notes	8.125		06/04/19		2,745	3,070,228
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000		09/26/20		2,855	3,022,937
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	7.000		06/15/25		12,135	15,756,217
Sr. Unsec’d. Notes, EMTN	0.510		10/12/17		10,000	9,952,400
Sr. Unsec’d. Notes, EMTN	1.000		03/28/18		3,253	3,227,259
Sr. Unsec’d. Notes, EMTN	1.000		04/26/18		1,153	1,141,705
Sr. Unsec’d. Notes, EMTN	1.000		06/19/18		7,189	7,105,694
Sr. Unsec’d. Notes, MTN	1.558	(s)	05/01/18		100	98,269
Unsec’d. Notes	6.800		10/15/25		2,653	3,345,168
Unsec’d. Notes, EMTN	0.500		02/07/23		7,000	6,324,164
Unsec’d. Notes, EMTN	1.000		02/27/18		7,512	7,462,413
Unsec’d. Notes, EMTN	1.000		04/16/18		5,637	5,583,612
Unsec’d. Notes, MTN	6.290		07/16/27		2,756	3,523,811
Unsec’d. Notes, MTN	6.750		07/15/27		8,230	10,911,795
Unsec’d. Notes, RegS	0.500		10/30/20	ZAR	53,000	3,011,205
Unsec’d. Notes, RegS	0.500		11/30/20	ZAR	47,000	2,630,523
International Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, EMTN	1.000		06/04/18		5,860	5,778,985
Sr. Unsec’d. Notes, EMTN	1.000		07/17/18		4,764	4,689,720
Sr. Unsec’d. Notes, GMTN, RegS	5.280		11/21/18	HKD	6,000	816,190

See Notes to Financial Statements.

52

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Multi-National (cont’d.)
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.300%		10/10/18	14,017	$14,140,728
Sr. Unsec’d. Notes	2.400		10/26/22	56,875	55,763,094
Sr. Unsec’d. Notes	4.375		02/11/20	19,295	20,502,230

					329,633,399

Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500		12/01/24	9,600	10,224,000

Oil & Gas 1.3%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	1.583	(s)	10/10/36	5,000	2,076,150
Sr. Unsec’d. Notes(a)	6.450		09/15/36	12,250	14,517,328
Sr. Unsec’d. Notes(a)	6.600		03/15/46	3,655	4,502,485
Sr. Unsec’d. Notes	7.950		06/15/39	1,600	2,080,738
Apache Corp.,
Sr. Unsec’d. Notes	3.250		04/15/22	1,500	1,523,027
Sr. Unsec’d. Notes	5.100		09/01/40	8,973	9,431,287
Sr. Unsec’d. Notes	5.250		02/01/42	4,012	4,276,174
BP Capital Markets PLC (United Kingdom),
Gtd. Notes(a)	3.017		01/16/27	18,080	17,686,561
Gtd. Notes	3.245		05/06/22	1,515	1,561,977
Gtd. Notes	4.500		10/01/20	435	467,903
California Resources Corp.,
Gtd. Notes	6.000		11/15/24	92	65,320
Sec’d. Notes, 144A	8.000		12/15/22	2,326	1,779,390
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.450		09/15/42	2,100	1,813,232
Sr. Unsec’d. Notes	6.750		11/15/39	22,258	25,099,523
Sr. Unsec’d. Notes, 144A	5.250		06/15/37	8,000	7,811,552
Sr. Unsec’d. Notes, 144A	5.400		06/15/47	10,740	10,516,415
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	5.000		06/15/45	2,530	2,570,910
Sr. Unsec’d. Notes(a)	5.600		07/15/41	14,222	15,210,130
Sr. Unsec’d. Notes	7.950		04/15/32	2,450	3,203,525
Devon Financing Corp. LLC, Gtd. Notes	7.875		09/30/31	10,000	13,133,480
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500		08/15/34	9,785	11,113,461
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800		09/15/37	1,150	1,410,422
Kerr-McGee Corp., Gtd. Notes	6.950		07/01/24	1,060	1,261,721
Lukoil International Finance BV (Russia), Gtd. Notes, 144A(a)	6.125		11/09/20	1,625	1,787,110

See Notes to Financial Statements.

Prudential Total Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45		9,983	$10,131,417
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21		12,740	12,867,400
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24		3,700	3,776,708
Sr. Unsec’d. Notes(a)	4.150	12/15/21		7,450	7,873,428
Sr. Unsec’d. Notes(a)	5.050	11/15/44		14,250	14,715,191
Sr. Unsec’d. Notes	5.250	11/15/43		6,860	7,176,589
Sr. Unsec’d. Notes(a)	6.000	03/01/41		1,272	1,434,109
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000	02/15/27		7,830	7,659,157
Phillips 66,
Gtd. Notes	2.950	05/01/17		795	795,000
Gtd. Notes	4.650	11/15/34		2,970	3,053,882
Gtd. Notes	4.875	11/15/44		2,830	2,917,509
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875	05/01/18		700	733,298
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	5,224,531
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		10,400	10,564,320
Valero Energy Corp.,
Sr. Unsec’d. Notes	3.400	09/15/26		26,460	25,626,325
Sr. Unsec’d. Notes	9.375	03/15/19		28,450	32,206,652

					301,655,337

Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,305,874

Packaging & Containers 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A(a)	4.625	05/15/23		9,615	9,819,319
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	525	639,022
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, 144A	7.375	07/15/21	EUR	730	970,131
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		1,225	1,350,562
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, PIK, 144A	8.250	02/15/22	EUR	9,975	11,431,340
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	5.875	08/15/23		2,825	3,022,750
Gtd. Notes, 144A	6.375	08/15/25		1,200	1,305,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(g)	6.500	10/01/21		4,000	4,110,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750	10/15/20		4,400	4,532,000
WestRock RKT Co.,
Gtd. Notes	4.450	03/01/19		1,140	1,186,712
Gtd. Notes	4.900	03/01/22		1,700	1,854,085

					40,220,921

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.900%	11/06/22		5,000	$5,021,160
Sr. Unsec’d. Notes	3.200	11/06/22		10,370	10,568,420
Sr. Unsec’d. Notes	3.600	05/14/25		12,685	12,792,975
Sr. Unsec’d. Notes	4.500	05/14/35		20,745	20,849,161
Actavis Funding SCS,
Gtd. Notes	3.000	03/12/20		19,100	19,474,551
Gtd. Notes	4.550	03/15/35		16,035	16,147,518
Gtd. Notes(a)	4.750	03/15/45		5,270	5,367,448
Actavis, Inc., Gtd. Notes	1.875	10/01/17		1,000	1,000,774
Allergan, Inc., Gtd. Notes(a)	1.350	03/15/18		2,635	2,625,319
AmerisourceBergen Corp., Sr. Unsec’d. Notes(a)	3.250	03/01/25		3,875	3,914,695
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.250	02/27/27		9,595	9,626,404
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.900	09/15/45		2,890	2,974,293
Catalent Pharma Solutions, Inc., Sr. Unsec’d. Notes, 144A	4.750	12/15/24	EUR	10,505	12,164,513
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	07/15/23		14,825	12,990,406
Gtd. Notes, 144A(a)	6.000	02/01/25		18,005	15,205,222
Express Scripts Holding Co.,
Gtd. Notes(a)	3.000	07/15/23		14,875	14,618,912
Gtd. Notes(a)	3.300	02/25/21		7,900	8,061,642
Forest Laboratories LLC,
Gtd. Notes, 144A	4.875	02/15/21		1,560	1,684,582
Gtd. Notes, 144A(a)	5.000	12/15/21		4,000	4,364,548
Grifols SA (Spain), Sr. Unsec’d. Notes, 144A	3.200	05/01/25	EUR	10,000	10,822,858
Horizon Pharma, Inc., Gtd. Notes(a)	6.625	05/01/23		3,425	3,386,469
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750	11/01/24		3,150	3,279,937
McKesson Corp., Sr. Unsec’d. Notes	6.000	03/01/41		4,550	5,320,556
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600	06/01/44		3,437	3,623,835
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750	02/10/25		16,730	16,694,984
Mylan NV,
Gtd. Notes	3.000	12/15/18		6,710	6,803,195
Gtd. Notes	3.150	06/15/21		21,040	21,237,629
Gtd. Notes(a)	3.950	06/15/26		23,310	23,056,014
Mylan, Inc., Gtd. Notes	2.600	06/24/18		2,800	2,819,236
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000	11/20/45		13,025	13,233,687
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21		3,950	3,901,462
Gtd. Notes	2.875	09/23/23		26,295	25,781,564
Gtd. Notes(a)	3.200	09/23/26		23,000	22,268,738

See Notes to Financial Statements.

Prudential Total Return Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance Netherlands Ill BV (Israel),
Gtd. Notes(a)	3.150%	10/01/26	9,540	$8,882,675
Gtd. Notes(a)	4.100	10/01/46	2,245	1,932,292
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.500	03/01/23	2,250	1,648,125
Gtd. Notes, 144A	5.875	05/15/23	4,900	3,619,875
Gtd. Notes, 144A(a)	6.125	04/15/25	2,775	2,048,644
Gtd. Notes, 144A	6.750	08/15/21	1,275	1,055,062
Gtd. Notes, 144A(a)	7.500	07/15/21	3,000	2,482,500
Zoetis, Inc., Sr. Unsec’d. Notes	4.700	02/01/43	395	409,131

				363,761,011

Pipelines 0.7%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	24,588,420
DCP Midstream LLC, Gtd. Notes, 144A	5.350	03/15/20	1,916	1,999,825
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650	06/01/21	510	540,038
Enterprise Products Operating LLC,
Gtd. Notes	3.700	02/15/26	18,255	18,540,253
Gtd. Notes	4.900	05/15/46	26,550	27,768,300
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(g)	6.375	03/30/38	5,106	5,290,800
Kinder Morgan Energy Partners LP,
Gtd. Notes	6.500	04/01/20	2,009	2,225,817
Gtd. Notes	6.500	09/01/39	1,260	1,413,917
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,479,928
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,594,074
Sr. Unsec’d. Notes	4.250	02/01/21	5,500	5,811,410
Sr. Unsec’d. Notes(a)	4.250	09/15/46	2,540	2,425,591
MPLX LP, Sr. Unsec’d. Notes(a)	5.200	03/01/47	2,081	2,130,775
ONEOK Partners LP, Gtd. Notes	2.000	10/01/17	1,250	1,251,730
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700	06/15/44	1,765	1,639,245
Spectra Energy Partners LP,
Sr. Unsec’d. Notes(a)	3.375	10/15/26	5,760	5,601,289
Sr. Unsec’d. Notes(a)	4.500	03/15/45	5,300	5,119,196
Sunoco Logistics Partners Operations LP, Gtd. Notes(a)	5.350	05/15/45	2,105	2,101,228
Western Gas Partners LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,315	8,352,168
Sr. Unsec’d. Notes	4.000	07/01/22	700	719,148
Sr. Unsec’d. Notes	5.450	04/01/44	875	910,621

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes	3.900%	01/15/25	18,456	$18,715,399
Sr. Unsec’d. Notes(a)	4.000	09/15/25	8,660	8,832,559
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	9,919,881
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,811,605
Sr. Unsec’d. Notes	5.100	09/15/45	1,800	1,835,932

				167,619,149

Real Estate 0.0%
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000	12/01/18	3,000	3,045,000

Real Estate Investment Trusts (REITs) 1.0%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	2,330	2,333,558
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	9,955	10,832,981
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27	5,885	5,880,692
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	9,340	9,508,764
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17	1,225	1,228,243
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500	05/01/24	5,025	5,288,813
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	16,830	15,949,993
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	5.000	04/15/21	1,615	1,645,281
Gtd. Notes	5.000	04/15/23	29,457	30,046,140
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21	10,000	10,375,000
Select Income REIT, Sr. Unsec’d. Notes(a)	2.850	02/01/18	4,615	4,640,816
Simon Property Group LP,
Sr. Unsec’d. Notes	3.375	03/15/22	350	361,730
Sr. Unsec’d. Notes, 144A	1.500	02/01/18	6,250	6,243,062
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS	5.250	12/15/24	2,000	2,060,200
Sr. Unsec’d. Notes, 144A	5.250	12/15/24	2,830	2,915,183
Ventas Realty LP,
Gtd. Notes	3.100	01/15/23	12,040	12,006,854
Gtd. Notes	3.500	02/01/25	5,000	4,947,115
Gtd. Notes	3.850	04/01/27	31,660	31,727,309
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.000	04/30/19	17,000	17,541,025
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250	10/05/20	13,220	13,497,448
Welltower, Inc.,
Sr. Unsec’d. Notes	4.000	06/01/25	10,745	11,025,649
Sr. Unsec’d. Notes	4.250	04/01/26	16,080	16,745,503

				216,801,359

See Notes to Financial Statements.

Prudential Total Return Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Retail 1.1%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250%	04/15/25		20,235	$20,012,314
Brinker International, Inc., Sr. Unsec’d. Notes	2.600	05/15/18		17,380	17,445,175
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750	02/15/20		7,525	7,540,727
CVS Health Corp.,
Sr. Unsec’d. Notes	2.750	12/01/22		10,067	10,074,510
Sr. Unsec’d. Notes(a)	2.875	06/01/26		11,150	10,751,176
Sr. Unsec’d. Notes	5.125	07/20/45		17,017	19,017,586
Sr. Unsec’d. Notes	5.300	12/05/43		6,640	7,499,594
Dollar Tree, Inc., Gtd. Notes(a)	5.750	03/01/23		5,000	5,305,000
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250	07/15/22	EUR	4,100	4,868,800
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.000	04/01/26		6,370	6,417,686
Sr. Unsec’d. Notes(a)	3.500	09/15/56		7,280	6,456,181
Sr. Unsec’d. Notes	4.200	04/01/43		955	992,347
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250	06/01/26		4,525	4,638,125
L Brands, Inc.,
Gtd. Notes(a)	5.625	02/15/22		10,595	11,190,969
Gtd. Notes(a)	5.625	10/15/23		3,225	3,385,605
Gtd. Notes(a)	6.750	07/01/36		10,500	10,171,875
Gtd. Notes	7.000	05/01/20		2,950	3,267,125
Gtd. Notes	8.500	06/15/19		2,350	2,620,250
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500	04/15/26		16,865	16,189,945
Macy’s Retail Holdings, Inc.,
Gtd. Notes(a)	3.875	01/15/22		475	473,630
Gtd. Notes	7.450	07/15/17		2,000	2,022,898
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.700	01/30/26		3,110	3,206,995
Sr. Unsec’d. Notes, MTN	4.700	12/09/35		1,085	1,158,573
Sr. Unsec’d. Notes, MTN	6.300	10/15/37		860	1,090,555
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	24,525	27,762,817
QVC, Inc., Sr. Sec’d. Notes	5.125	07/02/22		1,200	1,257,741
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		28,299	29,218,717
Target Corp., Sr. Unsec’d. Notes(a)	3.625	04/15/46		5,465	4,992,152
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes(a)	5.625	04/15/41		525	654,607
Sr. Unsec’d. Notes(a)	6.500	08/15/37		3,400	4,587,202

					244,270,877

Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		3,225	3,300,575

See Notes to Financial Statements.

58

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Semiconductors 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A(a)	3.000%	01/15/22		7,950	$8,012,869
Gtd. Notes, 144A	3.625	01/15/24		15,740	15,968,875
Gtd. Notes, 144A(a)	3.875	01/15/27		33,000	33,486,651
Micron Technology, Inc.,
Sr. Sec’d. Notes	7.500	09/15/23		12,040	13,484,800
Sr. Unsec’d. Notes	5.500	02/01/25		4,049	4,231,205
Sr. Unsec’d. Notes, 144A(a)	5.250	01/15/24		3,225	3,324,975
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.750	06/01/18		12,775	13,033,438
Gtd. Notes, 144A	4.125	06/01/21		5,000	5,231,250
Gtd. Notes, 144A	4.625	06/01/23		16,175	17,408,344
Gtd. Notes, 144A	5.750	03/15/23		3,800	4,009,000
Sr. Unsec’d. Notes, 144A	3.875	09/01/22		6,600	6,854,100
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25		11,775	12,025,219

					137,070,726

Software 1.3%
BMC Software, Inc., Sr. Unsec’d. Notes	7.250	06/01/18		3,238	3,335,140
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22		24,880	25,530,886
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	3.000	08/15/26		19,190	18,386,918
Sr. Unsec’d. Notes(a)	4.500	08/15/46		8,630	8,414,233
First Data Corp., Gtd. Notes, 144A(a)	7.000	12/01/23		45,097	48,353,003
Fiserv, Inc., Sr. Unsec’d. Notes	2.700	06/01/20		5,765	5,839,749
Infor US, Inc., Gtd. Notes(g)	6.500	05/15/22		7,050	7,332,000
Microsoft Corp.,
Sr. Unsec’d. Notes	2.375	02/12/22		19,375	19,564,061
Sr. Unsec’d. Notes(a)	3.125	11/03/25		16,150	16,515,491
Sr. Unsec’d. Notes	3.950	08/08/56		13,965	13,215,149
Sr. Unsec’d. Notes	4.500	02/06/57		16,690	17,368,582
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20		4,819	4,921,404
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.400	09/15/23		46,410	45,755,990
Sr. Unsec’d. Notes(a)(h)	2.950	05/15/25		52,640	52,520,086
Sr. Unsec’d. Notes(a)	4.300	07/08/34		3,265	3,440,324
Quintiles IMS, Inc., Gtd. Notes, 144A	3.500	10/15/24	EUR	15,275	17,122,286

					307,615,302

See Notes to Financial Statements.

Prudential Total Return Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Telecommunications 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400%		05/15/25		27,950	$27,218,437
Sr. Unsec’d. Notes	3.600		02/17/23		1,620	1,651,631
Sr. Unsec’d. Notes	3.950		01/15/25		11,900	12,050,737
Sr. Unsec’d. Notes	4.500		05/15/35		4,295	4,067,790
Sr. Unsec’d. Notes	4.550		03/09/49		3,834	3,450,727
Sr. Unsec’d. Notes	4.750		05/15/46		6,565	6,149,521
Sr. Unsec’d. Notes	4.800		06/15/44		20,550	19,439,190
Sr. Unsec’d. Notes	5.150		03/15/42		2,700	2,675,090
Sr. Unsec’d. Notes	5.250		03/01/37		11,885	12,189,256
Sr. Unsec’d. Notes	5.350		09/01/40		370	380,445
Sr. Unsec’d. Notes	5.500		02/01/18		4,500	4,626,517
Sr. Unsec’d. Notes(a)	5.700		03/01/57		9,940	10,519,870
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A	5.125		03/11/23		5,751	6,058,437
Gtd. Notes, 144A	5.350		05/20/24		2,240	2,379,029
Sr. Unsec’d. Notes, RegS	5.125		03/11/23		1,955	2,059,510
Sr. Unsec’d. Notes, RegS	5.350		05/20/24		1,400	1,486,893
Columbus Cable Barbados Ltd. (Barbados), Gtd. Notes, 144A(a)(g)	7.375		03/30/21		3,750	4,035,937
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, RegS	8.250		09/30/20		1,800	1,647,000
Sr. Unsec’d. Notes, 144A	8.250		09/30/20		1,950	1,784,250
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750		03/01/23		5,040	4,788,000
Qwest Capital Funding, Inc., Gtd. Notes	6.500		11/15/18		798	841,890
Sprint Capital Corp., Gtd. Notes(a)	6.900		05/01/19		11,252	12,025,575
Sprint Communications Inc, Gtd. Notes, 144A(g)	7.000		03/01/20		5,000	5,462,500
Sprint Corp.,
Gtd. Notes(a)(g)	7.625		02/15/25		6,700	7,478,875
Gtd. Notes(a)(g)	7.875		09/15/23		3,400	3,816,500
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625		04/03/18		835	844,394
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375		06/24/19	GBP	9,350	13,218,876
Telefonica Emisiones SAU (Spain), Gtd. Notes	1.806	(c)	06/23/17		1,000	1,000,670
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.506	(c)	06/09/17		1,900	1,900,678
Sr. Unsec’d. Notes	2.871	(c)	09/14/18		200	204,083
Sr. Unsec’d. Notes	4.522		09/15/48		23,803	21,895,785
Sr. Unsec’d. Notes	4.672		03/15/55		19,238	17,563,140
Sr. Unsec’d. Notes	4.750		11/01/41		635	612,521
Sr. Unsec’d. Notes	5.012		08/21/54		14,933	14,491,312
Sr. Unsec’d. Notes	5.250		03/16/37		38,625	40,016,543
Sr. Unsec’d. Notes, 144A(a)	5.012		04/15/49		25,306	24,834,600

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, RegS	9.125%	04/30/18	665	$708,890
Sr. Unsec’d. Notes, 144A(a)	9.125	04/30/18	430	458,380

				296,033,479

Textiles 0.1%
Cintas Corp. No 2,
Gtd. Notes	2.900	04/01/22	8,105	8,225,108
Gtd. Notes	3.700	04/01/27	17,155	17,725,609
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23	673	691,777
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21	2,832	2,920,500

				29,562,994

Transportation 0.5%
AP Moeller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550	09/22/19	3,655	3,675,552
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42	6,925	7,295,238
Sr. Unsec’d. Notes	4.450	03/15/43	2,960	3,135,872
Sr. Unsec’d. Notes	4.550	09/01/44	2,310	2,476,170
Sr. Unsec’d. Notes	4.700	09/01/45	8,845	9,728,580
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	46,540	44,186,891
FedEx Corp.,
Gtd. Notes(a)	3.250	04/01/26	1,915	1,918,575
Gtd. Notes	4.550	04/01/46	7,425	7,501,158
Gtd. Notes	4.750	11/15/45	13,235	13,771,229
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20	3,700	4,520,649
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	7,225	7,293,587
Union Pacific Corp., Sr. Unsec’d. Notes	3.799	10/01/51	1,800	1,702,627
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500	06/15/22	2,265	2,398,069

				109,604,197

Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(g)	2.875	07/17/18	14,827	15,004,628
Sr. Unsec’d. Notes, 144A(g)	3.300	04/01/21	21,250	21,640,341
Sr. Unsec’d. Notes, 144A(g)	3.750	05/11/17	2,500	2,501,175

				39,146,144

TOTAL CORPORATE BONDS (cost $8,909,899,159)				9,001,542,345

See Notes to Financial Statements.

Prudential Total Return Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS 0.7%

California 0.3%
Bay Area Toll Authority,
BABs, Revenue Bonds	6.263%	04/01/49	10,755	$14,841,792
BABs, Revenue Bonds	6.907	10/01/50	525	759,570
Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds	7.618	08/01/40	4,300	6,264,627
Los Angeles Department of Airports, BABs, Taxable, Revenue Bonds	6.582	05/15/39	5,045	6,515,769
Los Angeles Department of Water, BABs, Revenue Bonds	6.008	07/01/39	6,200	7,701,392
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716	07/01/39	8,475	10,599,428
State of California,
GO Unlimited, BABs	7.300	10/01/39	835	1,181,325
GO Unlimited, BABs	7.550	04/01/39	1,600	2,363,088
GO Unlimited, BABs	7.600	11/01/40	2,320	3,481,995
GO Unlimited, BABs	7.625	03/01/40	275	405,829
University of California,
BABs, Revenue Bonds	5.770	05/15/43	500	617,990
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,047,560
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,816,798
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,237,580

				63,834,743

Colorado 0.0%
Colorado Bridge Enterprise	6.078	12/01/40	1,000	1,255,770
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844	11/01/50	3,320	4,362,248

				5,618,018

Illinois 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	3,170	4,204,752
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184	01/01/34	5,000	6,338,650

				10,543,402

Kentucky 0.0%
Kentucky State Property & Building Commission,
BABs, Revenue Bonds, Series C	4.303	11/01/19	800	842,232
BABs, Revenue Bonds, Series C	5.373	11/01/25	1,900	2,139,628

				2,981,860

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

New Jersey 0.1%
New Jersey State Turnpike Authority,
BABs, Revenue Bonds, Series A	7.102%	01/01/41	4,478	$6,286,351
BABs, Revenue Bonds, Series F	7.414	01/01/40	8,115	11,743,541
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	1,350	1,602,787

				19,632,679

New York 0.2%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687	11/15/40	700	931,889
New York City Transitional Finance Authority Future Tax Secured Revenue,
BABs, Revenue Bonds	4.725	11/01/23	1,400	1,571,122
BABs, Revenue Bonds	4.905	11/01/24	1,100	1,254,594
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	2,810	3,724,234
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770	03/15/39	18,800	22,835,984
Port Authority of New York & New Jersey	4.458	10/01/62	2,600	2,683,824
Port Authority of New York & New Jersey	4.810	10/15/65	8,650	9,500,554

				42,502,201

Ohio 0.0%
Ohio State University (The),
BABs, Revenue Bonds	4.910	06/01/40	295	343,533
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	2,810	2,798,338
Ohio State Water Development Authority Pollution Control Loan Fund, BABs, Revenue Bonds	4.879	12/01/34	375	427,913

				3,569,784

Oregon 0.0%
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834	11/15/34	675	856,136

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
BABs, Revenue Bonds	6.105	12/01/39	400	510,564
BABs, Revenue Bonds, Series B	5.511	12/01/45	5,370	6,530,296

				7,040,860

Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Revenue Bonds	6.731	07/01/43	550	724,636

See Notes to Financial Statements.

Prudential Total Return Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)

Texas 0.0%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42		6,480	$6,901,071

TOTAL MUNICIPAL BONDS (cost $159,349,235)					164,205,390

NON-CORPORATE FOREIGN AGENCIES 4.7%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN, RegS	2.000	03/18/19		9,000	9,041,544
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes	0.500	05/12/21	ZAR	25,000	1,347,526
Sr. Unsec’d. Notes, EMTN, RegS	0.500	06/07/22	ZAR	329,000	16,196,167
Sr. Unsec’d. Notes, MTN, RegS	1.125	05/25/18		39,000	38,890,956
Sr. Unsec’d. Notes, RegS	0.500	06/22/21	ZAR	84,000	4,367,717
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/01/22		51,346	51,868,446
Brazil Loan Trust 1, First Lien, RegS	5.477	07/24/23		2,597	2,649,162
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A	4.400	11/25/19		18,825	19,966,115
Sr. Unsec’d. Notes, RegS	3.150	07/24/24		3,000	3,075,453
Sr. Unsec’d. Notes, 144A	3.150	07/24/24		13,444	13,782,130
Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes, RegS	2.293	04/23/21		3,500	3,466,085
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN, RegS	6.800	01/17/23		1,800	2,121,334
Sr. Unsec’d. Notes, EMTN, RegS	6.875	01/21/18		3,430	3,546,123
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000	05/09/23		3,642	3,572,132
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A	4.750	02/23/27		12,825	12,937,219
Sr. Unsec’d. Notes, 144A	4.875	01/15/24		2,450	2,538,813
CPPIB Capital, Inc. (Canada),
Gtd. Notes, RegS	1.250	09/20/19		37,500	37,093,950
Gtd. Notes, 144A	1.250	09/20/19		20,000	19,783,440
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, GMTN, RegS	2.125	01/30/19		1,150	1,151,579
Gov’t. Gtd. Notes, MTN, RegS	1.000	01/22/18		22,850	22,752,613
Sr. Unsec’d. Notes, GMTN	2.235	04/28/22		1,000	990,494
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, RegS	1.500	10/07/17		20,000	19,995,120
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, MTN, RegS	2.250	01/30/19		7,654	7,680,866
Gov’t. Liquid Gtd. Notes, RegS	1.875	01/29/20		34,067	33,754,299
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21		38,250	37,081,386
Gov’t. Liquid Gtd. Notes, 144A	2.250	02/18/20		5,750	5,754,036

See Notes to Financial Statements.

64

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN, RegS	6.850%		07/02/37	2,000	$2,350,000
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350		10/13/20	28,225	28,319,300
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375		08/05/26	8,420	8,102,330
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN, RegS	2.240		09/14/18	6,050	6,000,783
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, MTN, RegS	2.375		06/04/25	12,400	12,018,824
Gov’t. Gtd. Notes, 144A, MTN	2.375		06/04/25	2,400	2,326,224
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS	9.250		04/23/19	2,200	2,467,661
Sr. Unsec’d. Notes, 144A	4.950		07/19/22	500	520,770
Sr. Unsec’d. Notes, 144A	6.510		03/07/22	8,157	9,079,198
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625		09/14/18	9,900	9,848,758
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.125		07/19/17	3,053	3,049,678
Gov’t. Gtd. Notes	1.125		07/19/17	12,212	12,201,107
Gov’t. Gtd. Notes	1.394	(c)	11/13/18	14,000	13,991,740
Gov’t. Gtd. Notes	1.500		07/21/21	3,400	3,279,824
Gov’t. Gtd. Notes	1.750		07/31/18	35,150	35,175,659
Gov’t. Gtd. Notes	1.750		11/13/18	55,000	54,929,160
Gov’t. Gtd. Notes	2.125		02/10/25	15,000	14,442,030
Gov’t. Gtd. Notes	2.250		02/24/20	9,200	9,230,250
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN	1.375		04/18/18	10,000	9,900,430
Sr. Unsec’d. Notes, EMTN, RegS	1.375		02/05/18	30,400	30,286,547
Sr. Unsec’d. Notes, EMTN, RegS	1.500		09/12/17	9,550	9,540,832
Sr. Unsec’d. Notes, MTN, RegS	2.125		02/12/21	4,200	4,135,114
Sr. Unsec’d. Notes, MTN, RegS	2.125		04/13/21	9,076	8,921,545
Sr. Unsec’d. Notes, MTN, RegS	2.500		09/12/18	6,000	6,037,170
Sr. Unsec’d. Notes, 144A, MTN	2.125		03/06/19	440	439,055
Sr. Unsec’d. Notes, 144A, MTN(a)	2.125		04/13/21	14,190	13,948,515
Sr. Unsec’d. Notes, 144A, MTN	2.125		10/25/23	21,000	20,229,594
Sr. Unsec’d. Notes, 144A, MTN	2.375		02/13/25	44,000	42,701,692
Sr. Unsec’d. Notes, 144A, MTN	2.500		09/12/18	7,000	7,047,460
Sr. Unsec’d. Notes, 144A, MTN	2.625		04/20/22	8,600	8,611,171
Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes, RegS	1.875		11/13/19	13,300	13,229,177

See Notes to Financial Statements.

Prudential Total Return Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, RegS	9.125%	07/02/18		1,300	$1,396,460
Sr. Unsec’d. Notes, 144A	3.875	04/19/22		10,205	10,219,777
Sr. Unsec’d. Notes, 144A, MTN	9.125	07/02/18		14,790	15,887,418
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes	3.000	03/17/19		2,000	2,035,424
Sr. Unsec’d. Notes	3.500	08/22/17		2,000	2,010,547
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, RegS	4.750	07/13/21		1,000	1,080,901
Sr. Unsec’d. Notes, 144A	4.750	07/13/21		2,125	2,296,915
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22		2,000	2,020,472
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS	7.250	06/28/17		8,360	8,422,700
Gtd. Notes, RegS	7.750	01/20/20		10,015	11,286,905
Gtd. Notes, RegS	8.000	08/07/19		4,195	4,692,946
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A(a)	4.250	10/31/26		9,105	9,196,050
Nederlandse Waterschapsbank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	2.250	03/02/22		12,800	12,835,597
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25		4,040	4,135,950
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd. Notes	1.125	05/29/18		2,156	2,150,200
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22		8,720	8,838,514
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	14,938,267
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN, RegS	5.625	05/20/43		2,155	2,218,525
Sr. Unsec’d. Notes, RegS	4.875	05/03/22		6,700	7,068,761
Sr. Unsec’d. Notes, RegS	5.250	05/23/21		3,000	3,206,526
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.125	01/17/22		2,405	2,520,079
Gtd. Notes(a)	7.375	01/17/27		13,390	14,398,267
Gtd. Notes	8.375	05/23/21		33,400	37,825,500
Gtd. Notes	8.750	05/23/26		2,250	2,623,500
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)	4.875	01/24/22		3,121	3,222,433
Gtd. Notes	5.500	01/21/21		14,690	15,571,400
Gtd. Notes	5.750	03/01/18		5,000	5,150,850
Gtd. Notes(a)	6.375	01/23/45		11,729	11,481,518
Gtd. Notes, EMTN, RegS	2.750	04/21/27	EUR	10,770	10,517,532
Gtd. Notes, EMTN, RegS	3.750	02/21/24	EUR	3,000	3,374,110
Gtd. Notes, EMTN, RegS	4.875	02/21/28	EUR	12,360	13,977,159

See Notes to Financial Statements.

66

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, MTN	6.875%		08/04/26		8,100	$9,051,750
Gtd. Notes, RegS	3.125		11/27/20	EUR	3,100	3,553,769
Gtd. Notes, 144A(a)	5.375		03/13/22		2,705	2,843,631
Gtd. Notes, 144A	6.500		03/13/27		7,040	7,620,800
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390		12/02/24		3,000	3,846,834
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500		04/28/20		10,200	10,176,224
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, MTN	1.875		06/17/19		7,500	7,531,020
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500		03/23/21		2,940	3,325,875

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,068,137,148)						1,072,317,409

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.9%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1	5.250		09/25/19		44	44,280
Series 2005-61, Class 1A1	1.511	(c)	12/25/35		2,171	1,999,875
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	3.419	(c)	02/25/45		83	83,550
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A	0.934	(c)	07/27/57		10,972	10,470,385
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A	1.181	(c)	03/27/36		21,715	20,777,746
Series 2015-R3, Class 2A1, 144A	1.121	(c)	02/27/37		28,779	27,036,599
Series 2015-R3, Class 6A1, 144A	1.161	(c)	05/27/36		26,625	25,731,219
Banc of America Funding Trust,
Series 2005-D, Class A1	3.130	(c)	05/25/35		111	114,933
Series 2006-I, Class 4A1	3.581	(c)	10/20/46		49	35,890
Series 2014-R2, Class 2A1, 144A	1.201	(c)	05/26/37		2,978	2,850,211
Series 2014-R5, Class 1A1, 144A	2.928	(c)	09/26/45		5,049	4,949,990
Series 2015-R2, Class 5A1, 144A	1.156	(c)	09/29/36		20,743	19,658,285
Series 2015-R4, Class 4A1, 144A	3.500	(c)	07/26/36		12,152	12,139,855
Series 2015-R9, Class 2A1, 144A	1.196	(c)	02/26/37		12,324	11,616,276
Banc of America Mortgage Trust,
Series 2004-2, Class 5A1	6.500		10/25/31		4	3,775
Series 2004-E, Class 2A6	3.355	(c)	06/25/34		637	629,339
Series 2005-B, Class 2A1	3.610	(c)	03/25/35		770	746,091
Series 2005-B, Class 2A2	3.610	(c)	03/25/35		26	25,291
Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 144A	2.992	(c)	11/25/27		14,080	14,066,763

See Notes to Financial Statements.

Prudential Total Return Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bayview Opportunity Master Fund IVb Trust,
Series 2016-CRT1, Class M1, 144A	2.742	%(c)	10/27/27	9,220	$9,219,417
Series 2017-CRT1, Class M, 144A	3.142	(c)	10/25/28	22,548	22,565,779
Bear Stearns ALT-A Trust,
Series 2005-4, Class 23A1	3.580	(c)	05/25/35	226	216,748
Series 2005-4, Class 23A2	3.580	(c)	05/25/35	75	73,678
Bear Stearns ARM Trust,
Series 2002-11, Class 1A1	2.945	(c)	02/25/33	5	4,865
Series 2005-4, Class 3A1	3.146	(c)	08/25/35	465	422,816
Series 2007-3, Class 1A1	3.408	(c)	05/25/47	522	490,301
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	3.358	(c)	02/19/34	17,955	18,026,094
Series 2005-29, Class A1	5.750		12/25/35	960	842,293
Series 2005-HYB9, Class 3A2A	3.309	(c)	02/20/36	50	44,387
CIM Trust,
Series 2017-2, Class A1, 144A	2.983	(c)	12/25/57	77,055	76,485,692
Series 2017-3, Class A3, 144A^	2.983	(c)	01/25/57	87,321	87,317,512
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.148	(c)	09/25/47	13,186	11,918,966
Credit Suisse Mortgage Trust,
Series 2016-12R, Class 1A1, 144A	3.280	(c)	02/28/47	55,300	55,646,124
Series 2017-3R, 144A^	2.982	(c)	02/27/47	79,250	79,250,000
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2	6.241	(c)	10/25/23	3,205	3,705,087
Series 2014-C04, Class 1M1	2.941	(c)	11/25/24	406	406,323
Series 2016-C04, Class 1M1	2.441	(c)	01/25/29	19,547	19,711,350
Series 2017-C01, Class 1M2	4.541	(c)	07/25/29	12,820	13,283,956
Fannie Mae REMICS,
Series 2000-32, Class FM	1.444	(c)	10/18/30	1	1,404
Series 2001-29, Class Z	6.500		07/25/31	48	54,042
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1	2.038	(c)	07/25/44	192	194,130
Series T-63, Class 1A1	1.838	(c)	02/25/45	20	21,049
Freddie Mac REMICS,
Series 1628, Class LZ	6.500		12/15/23	23	25,130
Series 1935, Class JZ	7.000		02/15/27	108	123,277
Series 2241, Class PH	7.500		07/15/30	53	62,098
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M3	4.991	(c)	08/25/24	1,734	1,886,783
Series 2014-DN4, Class M3	5.541	(c)	10/25/24	9,130	10,063,603
Series 2015-DNA1, Class M2	2.841	(c)	10/25/27	16,140	16,527,202
Series 2015-DNA1, Class M3	4.291	(c)	10/25/27	48,903	53,054,506
Series 2016-DNA3, Class M2	2.991	(c)	12/25/28	22,025	22,552,574

See Notes to Financial Statements.

68

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2016-DNA4, Class M2	2.291	%(c)	03/25/29	41,580	$41,935,671
Series 2016-HQA2, Class M2	3.241	(c)	11/25/28	19,300	19,955,719
Series 2016-HQA3, Class M2	2.341	(c)	03/25/29	11,730	11,862,462
Series 2016-HQA4, Class M2	2.291	(c)	04/25/29	30,250	30,382,861
Series 2017-DNA1, Class M2	4.241	(c)	07/25/29	20,400	20,807,735
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A	1.130	(c)	01/26/37	14,016	13,533,567
Series 2015-3R, Class 1A2, 144A	1.130	(c)	01/26/37	6,300	5,676,791
Series 2015-3R, Class 2A1, 144A	1.130	(c)	10/26/36	17,280	16,474,690
Series 2015-3R, Class 2A2, 144A	1.130	(c)	10/26/36	5,200	4,188,539
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A	1.991	(c)	10/25/37	27,818	26,071,293
Impac CMB Trust, Series 2005-1, Class 1A1	1.511	(c)	04/25/35	2,680	2,470,606
IndyMac ARM Trust, Series 2001-H2, Class A1	2.113	(c)	01/25/32	3	2,232
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX4, Class 2A1	1.171	(c)	07/25/37	6,402	5,723,912
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	3.352	(c)	03/25/36	251	197,704
JPMorgan Resecuritization Trust, Series 2015-2, Class 2A1, 144A	2.983	(c)	08/26/46	16,377	16,480,102
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2015-7, Class A, 144A^	2.983	(c)	07/01/20	28,220	28,193,186
Series 2015-8, Class A1, 144A	2.983	(c)	08/01/20	28,121	28,179,523
Series 2015-9, Class A1, 144A^	2.983	(c)	10/01/20	13,956	13,986,633
Series 2015-9, Class A2, 144A	4.483	(c)	10/01/20	25,000	25,032,550
Series 2016-1, Class A1, 144A	2.983	(c)	01/01/21	6,046	5,979,783
Series 2016-2, Class A, 144A	2.983	(c)	03/01/21	23,354	23,319,358
Series 2016-3, Class A, 144A	2.983	(c)	09/01/21	21,642	21,608,352
Series 2017-1, Class A, 144A	2.983	(c)	01/01/22	52,636	52,504,177
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A^	2.990	(c)	04/01/22	53,230	52,817,680
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	2.983	(c)	11/01/21	25,338	25,281,314
MASTR Alternative Loan Trust,
Series 2004-2, Class 4A1	5.000		02/25/19	11	10,579
Series 2004-4, Class 4A1	5.000		04/25/19	24	24,370
Mortgage Repurchase Agreement Financing Trust,
Series 2016-3, Class A1, 144A	1.989	(c)	11/10/18	25,210	25,211,066
Series 2016-4, Class A1, 144A^	2.058	(c)	05/10/19	105,260	105,260,000
Series 2016-5, Class A, 144A	2.159	(c)	06/10/19	17,800	17,822,971
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class M1	1.421	(c)	04/25/35	4,000	3,855,206

See Notes to Financial Statements.

Prudential Total Return Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	1.391	%(c)	02/25/34		22	$20,744
RALI Trust, Series 2006-QA1, Class A21	4.307	(c)	01/25/36		1,101	903,861
Regal Trust IV, Series 1999-1, Class A, 144A	2.120	(c)	09/29/31		69	64,025
RFMSI Trust, Series 2003-S9, Class A1	6.500		03/25/32		15	15,088
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A3	3.385	(c)	02/25/34		238	238,604
Series 2004-18, Class 3A1	3.269	(c)	12/25/34		17,793	17,150,181
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	1.654	(c)	09/19/32		26	24,809
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2002-1A, Class 4A	2.893	(c)	02/25/32		7	6,600
Series 2002-14A, Class 2A1	3.157	(c)	07/25/32		2	1,859
Series 2002-HF2, Class M3	3.991	(c)	07/25/32		128	124,034
Series 2003-30, Class 2A1	5.079	(c)	10/25/33		358	364,048
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR10, Class A3	1.541	(c)	07/25/44		4,245	4,056,829
Series 2005-AR5, Class A6	2.800	(c)	05/25/35		2,281	2,279,156
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	3.044	(c)	02/25/33		1	926
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR4, Class 2A2	3.313	(c)	04/25/35		422	421,735
Series 2006-AR2, Class 2A1	3.093	(c)	03/25/36		146	146,339
Series 2006-AR6, Class 6A1	3.043	(c)	03/25/36		12,433	12,424,277
Series 2006-AR10, Class 1A1	3.147	(c)	07/25/36		298	285,624

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,319,840,953)						1,340,556,910

SOVEREIGN BONDS 4.5%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875		04/22/21		22,325	24,423,550
Bank of England Euro Note (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN	1.250		03/14/19		2,500	2,488,400
Sr. Unsec’d. Notes, 144A, MTN(a)	1.750		03/06/20		18,000	18,033,750
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	8.000		01/15/18		24	24,850
Unsec’d. Notes(a)	11.000		06/26/17	EUR	13,432	14,859,009
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375		07/12/21		2,600	2,761,200
Sr. Unsec’d. Notes	5.000		06/15/45		1,400	1,414,000
Sr. Unsec’d. Notes	7.375		09/18/37		1,015	1,305,290
Sr. Unsec’d. Notes	8.375		02/15/27		900	1,094,400
Sr. Unsec’d. Notes	11.750		02/25/20		1,500	1,880,250

See Notes to Financial Statements.

70

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		21,430	$23,787,300
Sr. Unsec’d. Notes, 144A	6.850	01/27/45		4,250	4,520,938
Sr. Unsec’d. Notes, 144A	7.450	04/30/44		3,450	3,911,438
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		500	555,000
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		29,408	38,279,423
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes(g)	3.800	08/08/17	JPY	1,800,000	15,820,785
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Sr. Unsec’d. Notes, RegS	2.005	09/18/19		5,200	5,194,332
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	2.110	10/26/17	JPY	500,000	4,479,206
Sr. Unsec’d. Notes	4.125	02/19/18		7,102	7,234,779
Sr. Unsec’d. Notes	5.375	02/21/23		2,300	2,552,080
Sr. Unsec’d. Notes	5.375	03/25/24		6,790	7,617,701
Sr. Unsec’d. Notes	5.750	11/22/23		20,700	23,546,250
Sr. Unsec’d. Notes	6.375	03/29/21		40,620	45,900,600
Sr. Unsec’d. Notes	7.625	03/29/41		672	993,041
Sr. Unsec’d. Notes, RegS	6.000	01/11/19	EUR	1,795	2,155,322
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	8.050	07/07/24		1,145	1,504,110
Local Gov’t. Gtd. Notes	8.625	06/15/29		2,000	2,955,554
Local Gov’t. Gtd. Notes	9.375	04/15/30		75	118,229
Local Gov’t. Gtd. Notes	9.400	02/01/21		50	61,803
Local Gov’t. Gtd. Notes	9.500	11/15/30		400	638,096
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, RegS	2.875	07/08/21	EUR	700	813,218
Sr. Unsec’d. Notes, MTN, RegS	3.750	06/14/28	EUR	11,930	13,936,250
Sr. Unsec’d. Notes, RegS	6.875	01/17/18		6,760	6,996,600
Sr. Unsec’d. Notes, 144A	3.375	07/30/25	EUR	13,850	16,152,022
Sr. Unsec’d. Notes, 144A	5.250	01/08/47		1,020	1,095,294
Sr. Unsec’d. Notes, 144A, MTN	2.875	07/08/21	EUR	2,500	2,904,348
Sr. Unsec’d. Notes, 144A, MTN	3.750	06/14/28	EUR	15,695	18,334,404
Kingdom of Belgium Government International Bond (Belgium), Unsec’d. Notes, 144A, RegS	8.875	12/01/24		6,105	8,568,418
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS(a)	5.125	09/14/17		21,625	21,897,475
Sr. Unsec’d. Notes, RegS	7.375	02/11/20		20,300	23,097,990
Sr. Unsec’d. Notes, 144A	7.375	02/11/20		10,290	11,708,291

See Notes to Financial Statements.

Prudential Total Return Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes(a)	4.600%		01/23/46		5,000	$4,837,500
Sr. Unsec’d. Notes	11.000		05/08/17	ITL	4,550,000	2,549,486
Sr. Unsec’d. Notes, GMTN	5.500		02/17/20	EUR	5,500	6,831,594
Sr. Unsec’d. Notes, MTN(a)	4.750		03/08/44		19,040	18,782,960
Municipality Finance PLC (Finland), Sr. Unsec’d. Notes, RegS	1.250		09/10/18		3,000	2,992,161
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750		03/16/25		3,700	3,811,000
Sr. Unsec’d. Notes	9.375		01/16/23		7,800	10,042,500
Peru Enhanced Pass-Through Finance Ltd. (Peru),
Pass-Through Certificates, RegS	1.610	(s)	05/31/18		726	712,817
Pass-Through Certificates, 144A	1.407	(s)	05/31/18		1,531	1,503,251
Perusahaan Penerbit SBSN Indonesia II (Indonesia), Sr. Unsec’d. Notes, RegS	4.000		11/21/18		3,000	3,090,000
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750		03/01/30	EUR	3,650	4,646,293
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500		02/02/30		4,450	7,066,880
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	5.125		10/15/24		44,700	43,633,905
Province of Alberta (Canada), Sr. Unsec’d. Notes, RegS	2.050		08/17/26		8,800	8,282,727
Province of British Columbia (Canada),
Sr. Unsec’d. Notes	6.500		01/15/26		7,090	9,021,437
Unsec’d. Notes	7.250		09/01/36		1,000	1,530,444
Province of Manitoba (Canada),
Deb. Notes	9.250		04/01/20		1,160	1,380,210
Sr. Unsec’d. Notes(a)	2.125		06/22/26		2,700	2,556,282
Unsec’d. Notes	2.125		05/04/22		8,535	8,519,048
Province of Nova Scotia (Canada), Deb. Notes	9.250		03/01/20		81	95,485
Province of Ontario (Canada),
Sr. Unsec’d. Notes	2.400		02/08/22		1,190	1,202,557
Sr. Unsec’d. Notes	4.400		04/14/20		9,189	9,849,873
Province of Quebec (Canada),
Deb. Notes	7.125		02/09/24		1,400	1,756,672
Sr. Unsec’d. Notes	2.750		04/12/27		6,190	6,183,018
Unsec’d. Notes, MTN	6.350		01/30/26		1,845	2,290,841
Unsec’d. Notes, MTN	7.140	(c)	02/27/26		6,050	7,816,122
Unsec’d. Notes, MTN	7.295		07/22/26		65	84,117
Unsec’d. Notes, MTN	7.485	(c)	03/02/26		11,700	15,527,257
Province of Saskatchewan (Canada), Deb. Notes	8.500		07/15/22		1,255	1,597,060
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A(a)	9.950		06/09/21		17,340	20,031,168

See Notes to Financial Statements.

72

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	01/17/38		3,000	$4,126,593
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	5.375	06/12/17		200	201,087
Sr. Unsec’d. Notes	6.875	09/27/23		42,778	50,242,761
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		7,741	8,434,346
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	1.490	05/30/17	JPY	200,000	1,795,362
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	678,902
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, RegS	3.875	10/29/35	EUR	3,520	4,026,440
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	7,150,276
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	19,865	22,723,074
Sr. Unsec’d. Notes, 144A, MTN	4.875	01/22/24		2,044	2,223,741
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, RegS	2.375	10/26/21		1,000	982,540
Sr. Unsec’d. Notes, 144A, MTN	3.250	10/26/26		23,750	23,188,787
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS	4.750	05/10/18		20,950	21,630,875
Sr. Unsec’d. Notes, RegS(a)	5.250	02/18/24		27,610	31,390,472
Sr. Unsec’d. Notes, RegS	5.500	10/26/22		19,100	21,732,209
Sr. Unsec’d. Notes, RegS(a)	5.850	05/10/23		48,200	55,988,734
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN, RegS	5.010	11/21/44		6,500	6,139,555
Sr. Unsec’d. Notes, MTN, RegS	4.000	03/06/18		30,378	30,866,357
Sr. Unsec’d. Notes, 144A, MTN	4.000	03/06/18		14,300	14,529,887
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, RegS	1.625	06/06/18		44,600	44,512,539
Sr. Unsec’d. Notes, RegS	1.750	06/08/17		6,000	6,002,418
Sr. Unsec’d. Notes, RegS	2.000	05/17/21		5,630	5,510,306
Sr. Unsec’d. Notes, RegS	2.125	05/20/19		4,000	3,989,764
Sr. Unsec’d. Notes, RegS	2.125	05/19/20		3,950	3,927,485
Sr. Unsec’d. Notes, 144A	2.000	05/17/21		11,400	11,157,636
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		19,910	21,099,423
Sr. Unsec’d. Notes	6.750	04/03/18		5,000	5,191,500
Sr. Unsec’d. Notes	7.000	06/05/20		14,590	16,053,377

See Notes to Financial Statements.

Prudential Total Return Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	500	$610,555
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	4.646		07/06/21		3,260	3,521,517

TOTAL SOVEREIGN BONDS (cost $1,029,254,174)						1,023,468,179

U.S. GOVERNMENT AGENCY OBLIGATIONS 3.8%
ALEX Alpha LLC, U.S. Gov’t. Gtd. Notes	1.617		08/15/24		3,261	3,183,622
Fannie Mae Strips Interest	1.093	(s)	02/07/18		325	321,398
Fannie Mae Strips Interest	2.276	(s)	11/15/26		100	75,415
Fannie Mae Strips Interest	2.461	(s)	05/15/27		18,594	13,744,406
Fannie Mae Strips Interest	2.972	(s)	05/15/29		2,174	1,495,268
Fannie Mae Strips Interest	3.032	(s)	11/15/29		274	177,266
Fannie Mae Strips Interest	3.058	(s)	05/15/30		1,603	1,060,147
Fannie Mae Strips Interest	3.067	(s)	11/15/30		530	343,303
Fannie Mae Strips Interest	3.077	(s)	07/15/29		4,091	2,795,871
Fannie Mae Strips Interest	3.088	(s)	11/15/27		360	258,780
Fannie Mae Strips Principal, MTN	2.567	(s)	10/08/27		2,275	1,682,283
Fannie Mae Strips Principal, MTN	3.030	(s)	05/15/30		12,516	8,309,961
Fannie Mae Strips Principal	3.097	(s)	01/15/30		2,597	1,734,251
Fannie Mae Strips Principal	3.400	(s)	11/15/30		900	587,182
Fannie Mae Strips Principal	3.535	(s)	07/15/37		2,295	1,109,077
Federal Home Loan Banks	2.250		10/27/26		7,105	6,774,866
Federal Home Loan Mortgage Corp.	1.375		04/20/20		20,000	19,897,560
Federal Home Loan Mortgage Corp., MTN	1.500		01/17/20		19,000	18,983,736
Federal Home Loan Mortgage Corp., MTN	2.137	(s)	12/11/25		545	428,651
Federal Home Loan Mortgage Corp.	2.500		03/01/30		3,194	3,221,500
Federal Home Loan Mortgage Corp., MTN	2.550	(s)	12/17/29		1,485	990,164
Federal Home Loan Mortgage Corp., MTN	2.560	(s)	12/14/29		4,500	3,037,675
Federal Home Loan Mortgage Corp.	4.000		TBA		7,500	7,894,921
Federal Home Loan Mortgage Corp.	4.500		09/01/39		1,357	1,464,989
Federal Home Loan Mortgage Corp.	5.000		01/01/39		130	141,592
Federal Home Loan Mortgage Corp.	5.000		07/01/40		272	298,986
Federal Home Loan Mortgage Corp.	5.500		06/01/31		3	3,846
Federal Home Loan Mortgage Corp.	5.500		10/01/33		486	557,541
Federal Home Loan Mortgage Corp.	5.500		07/01/34		7	8,271
Federal Home Loan Mortgage Corp.	6.000		10/01/32		21	23,651
Federal Home Loan Mortgage Corp.	6.000		12/01/32		17	19,646
Federal Home Loan Mortgage Corp.	6.000		02/01/33		18	20,257
Federal Home Loan Mortgage Corp.	6.000		11/01/33		145	164,819
Federal Home Loan Mortgage Corp.	6.000		01/01/34		87	99,298
Federal Home Loan Mortgage Corp.	6.000		11/01/36		9	10,193

See Notes to Financial Statements.

74

Description	Interest Rate		Maturity Date	Principal Amount (000)#			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.000%		12/01/36		3		$3,652
Federal Home Loan Mortgage Corp.(hh)	6.250		07/15/32		30,870		43,536,609
Federal Home Loan Mortgage Corp.	6.500		07/01/32		3		3,489
Federal Home Loan Mortgage Corp.	6.500		07/01/32		3		3,810
Federal Home Loan Mortgage Corp.	6.500		08/01/32		2		2,394
Federal Home Loan Mortgage Corp.	6.500		08/01/32		8		8,783
Federal Home Loan Mortgage Corp.	6.500		08/01/32		7		7,500
Federal Home Loan Mortgage Corp.	6.500		08/01/32		7		7,771
Federal Home Loan Mortgage Corp.	6.500		09/01/32		57		63,733
Federal Home Loan Mortgage Corp.	6.500		11/01/33		29		32,089
Federal Home Loan Mortgage Corp.(hh)	6.750		03/15/31		31,597		45,678,013
Federal Home Loan Mortgage Corp.	7.000		09/01/32		33		34,958
Federal Home Loan Mortgage Corp.	7.500		07/01/17		—	(r)	46
Federal Home Loan Mortgage Corp.	8.500		08/01/24		3		3,244
Federal Home Loan Mortgage Corp.	8.500		10/01/24		1		1,250
Federal Home Loan Mortgage Corp.	8.500		11/01/24		2		1,975
Federal Judiciary Office Building Trust	2.104	(s)	02/15/24		325		258,948
Federal National Mortgage Assoc.	1.361	(s)	10/09/19		10,200		9,761,125
Federal National Mortgage Assoc.(k)(hh)	1.875		09/24/26		24,680		23,265,688
Federal National Mortgage Assoc.	2.063	(c)	09/01/40		17		17,116
Federal National Mortgage Assoc.(k)(hh)	2.125		04/24/26		63,022		60,912,780
Federal National Mortgage Assoc.	2.281	(c)	01/01/20		7		7,505
Federal National Mortgage Assoc.	2.816	(s)	11/15/30		11,100		7,189,936
Federal National Mortgage Assoc.	3.000		TBA		1,000		1,028,672
Federal National Mortgage Assoc.	3.037	(c)	05/01/36		10		10,252
Federal National Mortgage Assoc.	3.170	(c)	05/01/36		18		18,507
Federal National Mortgage Assoc.	3.201	(s)	03/17/31		2,810		1,795,284
Federal National Mortgage Assoc.	3.500		TBA		110,000		113,106,642
Federal National Mortgage Assoc.	4.000		12/01/40		236		251,752
Federal National Mortgage Assoc.	4.500		01/01/25		133		140,735
Federal National Mortgage Assoc.	4.500		02/01/33		13		13,967
Federal National Mortgage Assoc.	4.500		08/01/33		8		8,691
Federal National Mortgage Assoc.	4.503	(c)	01/01/28		4		4,033
Federal National Mortgage Assoc.	5.000		TBA		500		547,652
Federal National Mortgage Assoc.	5.000		10/01/17		—	(r)	469
Federal National Mortgage Assoc.	5.000		06/01/18		9		8,914
Federal National Mortgage Assoc.	5.000		07/01/18		5		5,607
Federal National Mortgage Assoc.	5.000		08/01/18		16		16,360
Federal National Mortgage Assoc.	5.000		12/01/19		55		56,537
Federal National Mortgage Assoc.	5.000		03/01/34		1,135		1,243,786
Federal National Mortgage Assoc.	5.375		12/07/28	GBP	1,700		2,984,842
Federal National Mortgage Assoc.	5.500		10/01/17		—	(r)	5
Federal National Mortgage Assoc.	5.500		07/01/33		40		44,989

See Notes to Financial Statements.

Prudential Total Return Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	08/01/33	1		$747
Federal National Mortgage Assoc.	5.500	10/01/33	95		105,881
Federal National Mortgage Assoc.	5.500	11/01/33	13		15,021
Federal National Mortgage Assoc.	5.500	01/01/34	18		19,923
Federal National Mortgage Assoc.	5.500	04/01/34	37		41,687
Federal National Mortgage Assoc.	5.500	04/01/34	107		119,480
Federal National Mortgage Assoc.	5.500	04/01/34	9		9,837
Federal National Mortgage Assoc.	5.500	05/01/34	5		6,000
Federal National Mortgage Assoc.	5.500	05/01/34	38		42,763
Federal National Mortgage Assoc.	5.500	05/01/34	84		93,103
Federal National Mortgage Assoc.	5.500	03/01/35	2,037		2,279,945
Federal National Mortgage Assoc.	6.000	07/01/17	1		826
Federal National Mortgage Assoc.	6.000	09/01/17	1		781
Federal National Mortgage Assoc.	6.000	09/01/32	—	(r)	314
Federal National Mortgage Assoc.	6.000	11/01/32	7		7,544
Federal National Mortgage Assoc.	6.000	03/01/33	4		4,295
Federal National Mortgage Assoc.	6.000	10/01/33	6		6,564
Federal National Mortgage Assoc.	6.000	11/01/33	185		212,011
Federal National Mortgage Assoc.	6.000	02/01/34	240		274,941
Federal National Mortgage Assoc.	6.000	11/01/34	78		89,469
Federal National Mortgage Assoc.	6.000	11/01/34	35		40,219
Federal National Mortgage Assoc.	6.000	01/01/35	80		90,687
Federal National Mortgage Assoc.	6.000	04/01/36	14		15,952
Federal National Mortgage Assoc.	6.000	04/01/36	2		1,785
Federal National Mortgage Assoc.	6.000	04/01/36	14		15,705
Federal National Mortgage Assoc.	6.000	06/01/37	31		34,574
Federal National Mortgage Assoc.(k)(hh)	6.250	05/15/29	32,164		43,586,884
Federal National Mortgage Assoc.	6.500	12/01/17	4		4,233
Federal National Mortgage Assoc.	6.500	09/01/21	9		10,075
Federal National Mortgage Assoc.	6.500	07/01/32	20		22,569
Federal National Mortgage Assoc.	6.500	08/01/32	18		21,158
Federal National Mortgage Assoc.	6.500	09/01/32	96		109,581
Federal National Mortgage Assoc.	6.500	09/01/32	51		57,356
Federal National Mortgage Assoc.	6.500	09/01/32	48		54,094
Federal National Mortgage Assoc.	6.500	09/01/32	7		8,328
Federal National Mortgage Assoc.	6.500	10/01/32	45		50,133
Federal National Mortgage Assoc.	6.500	04/01/33	73		82,793
Federal National Mortgage Assoc.	6.500	11/01/33	27		29,742
Federal National Mortgage Assoc.(k)(hh)	6.625	11/15/30	51,424		73,296,376
Federal National Mortgage Assoc.	7.000	03/01/32	1		1,235
Federal National Mortgage Assoc.	7.000	05/01/32	39		42,629
Federal National Mortgage Assoc.	7.000	06/01/32	11		12,095
Federal National Mortgage Assoc.(hh)	7.125	01/15/30	7,255		10,589,703

See Notes to Financial Statements.

76

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Financing Corp.	9.800%		04/06/18	300		$323,667
Freddie Mac Coupon Strips	3.226	(s)	01/15/32	1,526		939,384
Freddie Mac Coupon Strips	3.247	(s)	07/15/32	1,982		1,196,117
Freddie Mac Strips Interest	2.095	(s)	09/15/25	9,000		6,937,308
Freddie Mac Strips Interest	2.692	(s)	03/15/30	200		131,812
Freddie Mac Strips Interest	3.280	(s)	03/15/31	2,413		1,531,536
Freddie Mac Strips Interest	3.303	(s)	07/15/31	4,740		2,974,530
Freddie Mac Strips Principal	2.843	(s)	07/15/32	2,550		1,550,958
Freddie Mac Strips Principal	3.124	(s)	03/15/31	16,557		10,788,955
Government National Mortgage Assoc.	3.000		01/15/45	232		235,522
Government National Mortgage Assoc.	3.000		03/15/45	52		52,915
Government National Mortgage Assoc.	3.000		03/15/45	481		487,636
Government National Mortgage Assoc.	3.500		TBA	70,000		72,750,783
Government National Mortgage Assoc.	3.500		10/15/40	519		539,188
Government National Mortgage Assoc.	4.500		02/20/41	4,035		4,350,112
Government National Mortgage Assoc.	5.000		08/20/39	1,263		1,392,514
Government National Mortgage Assoc.	5.500		08/15/33	15		17,228
Government National Mortgage Assoc.	6.000		01/15/33	24		27,397
Government National Mortgage Assoc.	6.000		03/15/33	8		9,619
Government National Mortgage Assoc.	6.000		05/15/33	10		11,913
Government National Mortgage Assoc.	6.000		06/15/33	9		10,004
Government National Mortgage Assoc.	6.000		12/15/33	25		28,810
Government National Mortgage Assoc.	6.500		09/15/32	67		75,575
Government National Mortgage Assoc.	6.500		09/15/32	119		133,053
Government National Mortgage Assoc.	6.500		11/15/33	156		175,165
Government National Mortgage Assoc.	6.500		11/15/33	73		82,093
Government National Mortgage Assoc.	6.500		07/15/38	3		3,064
Government National Mortgage Assoc.	8.000		08/20/31	—	(r)	223
Government National Mortgage Assoc.	8.500		06/15/30	—	(r)	375
Government National Mortgage Assoc.	8.500		06/15/30	2		1,892
Government National Mortgage Assoc.	8.500		08/20/30	4		4,718
Hashemite Kingdom of Jordan Government AID Bond, U.S. Gov’t. Gtd. Notes	3.000		06/30/25	2,555		2,629,442
Israel Government AID Bond,
U.S. Gov’t. Gtd. Notes	2.081	(s)	08/15/24	160		132,699
U.S. Gov’t. Gtd. Notes	2.240	(s)	02/15/26	514		397,759
U.S. Gov’t. Gtd. Notes	2.246	(s)	11/15/26	3,325		2,520,952
U.S. Gov’t. Gtd. Notes	2.360	(s)	11/01/23	2,308		1,948,935
U.S. Gov’t. Gtd. Notes	2.437	(s)	08/15/27	6,365		4,617,763
U.S. Gov’t. Gtd. Notes	5.500		12/04/23	9,290		11,111,955
U.S. Gov’t. Gtd. Notes	5.500		09/18/33	10,938		14,458,669
Micron Semiconductor Asia Pte Ltd., U.S. Gov’t. Gtd. Notes	1.258		01/15/19	1,129		1,122,148

See Notes to Financial Statements.

Prudential Total Return Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Navient Solutions, Inc., Sr. Unsec’d. Notes	1.938	%(s)	10/03/22	1,179	$1,020,632
New Valley Generation I, Pass-Through Certificates, Sec’d. Notes	7.299		03/15/19	332	348,278
New Valley Generation IV, Pass-Through Certificates, Sec’d. Notes	4.687		01/15/22	720	756,448
Overseas Private Investment Corp.,
U.S. Gov’t. Gtd. Notes	—	(ss)	04/09/20	3,000	3,078,414
U.S. Gov’t. Gtd. Notes	2.090		05/15/28	3,000	2,908,986
U.S. Gov’t. Gtd. Notes	3.190		10/05/34	3,000	3,027,651
U.S. Gov’t. Gtd. Notes	3.490		12/20/29	190	198,123
U.S. Gov’t. Gtd. Notes	3.820		12/20/32	123	129,712
Penta Aircraft Leasing 2013 LLC, U.S. Gov’t. Gtd. Notes	1.691		04/29/25	3,715	3,619,253
Petroleos Mexicanos,
U.S. Gov’t. Gtd. Notes	1.700		12/20/22	6,118	6,038,340
U.S. Gov’t. Gtd. Notes	2.830		02/15/24	466	474,244
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes(a)	2.250		03/15/20	1,000	1,017,829
U.S. Gov’t. Gtd. Notes	2.450		07/15/24	185	182,385
U.S. Gov’t. Gtd. Notes	2.800		05/15/22	500	517,233
U.S. Gov’t. Gtd. Notes	3.250		06/15/25	3,595	3,746,047
U.S. Gov’t. Gtd. Notes	4.300		12/15/21	3,242	3,559,684
Residual Funding Corp., Strips Principal,
Unsec’d. Notes	3.232	(s)	04/15/30	106,838	71,788,405
Unsec’d. Notes, PO	3.161	(s)	01/15/30	2,000	1,358,250
Resolution Funding Corp., Strips Interest,
Unsec’d. Notes	2.819	(s)	07/15/26	6,000	4,650,264
Unsec’d. Notes	2.970	(s)	04/15/30	45	30,178
Unsec’d. Notes	3.000	(s)	01/15/30	452	306,406
Unsec’d. Notes	3.048	(s)	01/15/27	18,505	14,056,176
Tennessee Valley Authority,
Sr. Unsec’d. Notes	2.875		02/01/27	12,750	12,953,503
Sr. Unsec’d. Notes	6.235		07/15/45	1,022	1,150,435
Sr. Unsec’d. Notes	6.750		11/01/25	2,459	3,233,314
Tennessee Valley Authority Strips Interest,
Unsec’d. Notes	1.901	(s)	07/15/20	300	282,214
Unsec’d. Notes	2.301	(s)	03/15/27	2,383	1,763,429
Unsec’d. Notes	2.351	(s)	09/15/27	2,037	1,479,927
Unsec’d. Notes	2.716	(s)	06/15/29	1,400	933,880
Tennessee Valley Authority Strips Principal,
Unsec’d. Notes	2.829	(s)	11/01/25	17,000	13,150,690
Unsec’d. Notes	2.964	(s)	05/01/30	15,573	10,211,699

See Notes to Financial Statements.

78

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
U.S. Department of Housing & Urban Development, U.S. Gov’t. Gtd. Notes	5.450%		08/01/19	1,038	$1,049,481
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471		09/29/21	11,222	10,969,685

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $887,565,759)					870,215,123

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Bonds(a)	1.875		03/31/22	50,065	50,192,115
U.S. Treasury Bonds	2.250		11/15/24	53,000	53,356,107
U.S. Treasury Bonds	2.750		08/15/42	20,500	19,802,528
U.S. Treasury Bonds(k)	2.875		05/15/43	56,715	55,970,616
U.S. Treasury Bonds	2.875		11/15/46	51,708	50,823,328
U.S. Treasury Bonds(hh)	3.125		02/15/43	15,260	15,771,454
U.S. Treasury Bonds	3.875		08/15/40	30,000	35,121,090
U.S. Treasury Bonds	4.250		11/15/40	26,200	32,386,685
U.S. Treasury Notes	1.000		11/15/19	80	79,266
U.S. Treasury Notes	1.375		05/31/21	25,740	25,408,186
U.S. Treasury Notes	1.500		02/28/23	66,900	65,170,033
U.S. Treasury Notes	1.500		03/31/23	20,000	19,462,500
U.S. Treasury Notes	1.625		03/15/20	11,210	11,269,110
U.S. Treasury Notes	1.625		06/30/20	180	180,647
U.S. Treasury Notes	1.625		11/15/22	36,200	35,638,610
U.S. Treasury Notes	1.875		04/30/22	18,650	18,701,716
U.S. Treasury Notes	2.000		08/31/21	79,000	79,836,294
U.S. Treasury Notes	2.000		04/30/24	59,170	58,679,998
U.S. Treasury Notes	2.000		02/15/25	12,500	12,339,350
U.S. Treasury Notes	2.125		08/15/21	25,000	25,407,225
U.S. Treasury Notes	2.125		09/30/21	34,630	35,164,341
U.S. Treasury Notes	2.125		06/30/22	300,000	303,914,100
U.S. Treasury Notes	2.125		12/31/22	59,400	59,970,774
U.S. Treasury Notes	2.125		03/31/24	273,190	273,744,849
U.S. Treasury Notes	2.125		05/15/25	20,000	19,877,340
U.S. Treasury Notes	2.250		07/31/21	30,000	30,638,670
U.S. Treasury Notes(a)	2.250		02/15/27	103,900	103,595,573
U.S. Treasury Notes	2.500		08/15/23	20,000	20,560,940
U.S. Treasury Notes	3.125		05/15/19	30,000	31,103,910
U.S. Treasury Notes	3.125		05/15/21	38,650	40,801,414
U.S. Treasury Notes	3.750		08/15/41	15,800	18,155,812
U.S. Treasury Strips Coupon(hh)	1.881	(s)	05/15/31	13,800	9,500,127
U.S. Treasury Strips Coupon(hh)	1.898	(s)	08/15/29	13,800	10,062,367
U.S. Treasury Strips Coupon	1.969	(s)	02/15/32	40,000	26,867,000
U.S. Treasury Strips Coupon(hh)	2.100	(s)	11/15/35	27,600	16,241,662

See Notes to Financial Statements.

Prudential Total Return Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)(hh)	2.143	%(s)	11/15/28	17,440	$13,006,124
U.S. Treasury Strips Coupon(k)(hh)	2.174	(s)	05/15/29	42,370	31,116,104
U.S. Treasury Strips Coupon(hh)	2.618	(s)	11/15/26	42,700	33,872,586
U.S. Treasury Strips Coupon, IO(k)(hh)	2.264	(s)	08/15/40	27,600	13,553,394

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,765,885,550)					1,757,343,945

				Shares

PREFERRED STOCKS 0.0%

Banking
Citigroup Capital XIII, 7.542% (Capital Security, fixed to floating preferred)(c)				22,000	577,280
State Street Corp., 5.350%(c)				315,000	8,416,800

TOTAL PREFERRED STOCKS (cost $8,425,000)					8,994,080

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Pacific Exploration & Production Corp. (Colombia)*(a) (cost $2,959,836)				73,017	2,151,818

TOTAL LONG-TERM INVESTMENTS (cost $21,912,480,598)					22,006,624,918

SHORT-TERM INVESTMENTS 9.2%

AFFILIATED MUTUAL FUNDS 9.0%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(w)				30,353,434	281,679,864
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				866,496,741	866,496,741
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $910,585,692; includes $910,013,126 of cash collateral for securities on loan)(b)(w)				910,493,471	910,675,570

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,060,403,909)					2,058,852,175

See Notes to Financial Statements.

80

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* 0.2%

Call Options 0.1%
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00			1,762	$1,817,062
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	16,800	2,078,095
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00	Goldman Sachs & Co.	EUR	7,900	702,743
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		60,600	3,903,883
Interest rate swaptions,
Receive Fixed rate of 1.375% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		2,723,350	2,732,882
Receive Fixed rate of 1.950% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		2,723,350	19,009,555

				30,244,220

Put Options 0.1%
Interest rate swaptions,
Pay a fixed rate of 2.750% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		165,880	6,649,119
Pay a fixed rate of 2.750% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		14,320	594,534
Pay a fixed rate of 2.750% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		151,560	6,292,431
Pay a fixed rate of 2.750% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		165,880	7,090,736
Pay a fixed rate of 3.600% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		165,880	1,024,637
Pay a fixed rate of 3.600% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		14,320	95,701
Pay a fixed rate of 3.600% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		151,560	1,012,886
Pay a fixed rate of 3.600% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		165,880	1,183,683

				23,943,727

TOTAL OPTIONS PURCHASED (cost $54,138,479)				54,187,947

TOTAL SHORT-TERM INVESTMENTS (cost $2,114,542,388)				2,113,040,122

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.5% (cost $24,027,022,986)				24,119,665,040

See Notes to Financial Statements.

Prudential Total Return Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (0.2)%

Call Options (0.1)%
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00			1,762	$(137,656)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	16,800	(984,695)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	7,900	(295,283)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		60,600	(1,706,096)
Interest rate swaptions,
Pay a fixed rate of 1.625% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		2,723,350	(6,745,738)
Pay a fixed rate of 1.700% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		2,723,350	(8,715,537)

				(18,585,005)

Put Options (0.1)%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	16,800	(129,730)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	7,900	(134,751)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		60,600	(676,140)
Interest rate swaptions,
Receive a fixed rate of 3.050% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		165,880	(3,565,073)
Receive a fixed rate of 3.050% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		151,560	(3,428,585)
Receive a fixed rate of 3.050% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		14,320	(323,946)
Receive a fixed rate of 3.050% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		165,880	(3,914,734)
Receive a fixed rate of 3.350% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		165,880	(1,823,009)

See Notes to Financial Statements.

82

Description	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)

Put Options (cont’d.)
Receive a fixed rate of 3.350% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	151,560	$(1,781,238)
Receive a fixed rate of 3.350% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	14,320	(168,298)
Receive a fixed rate of 3.350% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	165,880	(2,060,888)

			(18,006,392)

TOTAL OPTIONS WRITTEN (premiums received $37,583,278)			(36,591,397)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 105.3% (cost $23,989,439,708)			24,083,073,643
Liabilities in excess of other assets(z) (5.3)%			(1,214,808,528)

NET ASSETS 100.0%			$22,868,265,115

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

AID—Agency for International Development

ARM—Adjustable Rate Mortgage

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

bps—Basis Points

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

CMM—Constant Maturity Mortgage

CMT—Constant Maturity Treasury

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

See Notes to Financial Statements.

Prudential Total Return Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

GO—General Obligation

IO—Interest Only (Principal amount represents notional)

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PO—Principal Only

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

SONIA—Sterling Overnight Index Average

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To-Be-Announced

USAID—United States Agency for International Development

USCPIU—U.S. CPI Urban Consumers NSA Index

USOIS—United States Overnight Index Swap

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $569,240,420 and 2.5% of net assets.

See Notes to Financial Statements.

84

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $889,991,758; cash collateral of $910,013,126 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $44,928,268. The aggregate value, $46,576,745, is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $395,591,633 is approximately 1.7% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of April 30, 2017.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(r)	Less than $500 par.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
65,699	5 Year U.S. Treasury Notes	Jun. 2017	$7,727,457,759	$7,779,172,219	$51,714,460
17,126	10 Year U.S. Treasury Notes	Jun. 2017	2,143,237,642	2,153,059,313	9,821,671
1,766	20 Year U.S. Treasury Bonds	Jun. 2017	264,523,737	270,142,813	5,619,076
11,031	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	1,762,604,539	1,797,363,563	34,759,024

					101,914,231

	Short Positions:
2,573	2 Year U.S. Treasury Notes	Jun. 2017	557,660,074	557,335,922	324,152
225	5 Year Euro-Bobl	Jun. 2017	32,249,106	32,317,923	(68,817)
80	10 Year Euro-Bund	Jun. 2017	14,065,857	14,098,168	(32,311)
523	Euro Schatz. DUA Index	Jun. 2017	63,894,749	63,943,618	(48,869)

					174,155

					$102,088,386

U.S. Government Agency Obligations and U.S. Treasury Obligations, including those sold and pending settlement, with a combined market value of $148,494,918 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at April 30, 2017.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/17	Citigroup Global Markets	AUD	69,141	$52,040,000	$51,707,079	$(332,921)
Expiring 07/12/17	UBS AG	AUD	67,757	51,323,500	50,671,674	(651,826)
Brazilian Real,
Expiring 05/03/17	Barclays Capital Group	BRL	84,999	27,095,986	26,757,308	(338,678)
Expiring 05/03/17	Goldman Sachs & Co.	BRL	84,999	26,933,711	26,757,308	(176,403)
Expiring 06/02/17	Citigroup Global Markets	BRL	84,999	26,542,203	26,543,986	1,783
Expiring 06/02/17	Goldman Sachs & Co.	BRL	160,376	50,560,000	50,083,403	(476,597)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	84,999	26,517,362	26,543,986	26,624
Canadian Dollar,
Expiring 07/12/17	Citigroup Global Markets	CAD	66,441	49,852,328	48,728,304	(1,124,024)
Expiring 07/12/17	UBS AG	CAD	49,772	37,563,121	36,503,394	(1,059,727)
Expiring 07/12/17	UBS AG	CAD	6,366	4,774,517	4,668,767	(105,750)
Colombian Peso,
Expiring 07/12/17	UBS AG	COP	4,255,618	1,475,851	1,430,713	(45,138)
Expiring 07/12/17	UBS AG	COP	4,255,618	1,468,214	1,430,713	(37,501)
Czech Koruna,
Expiring 07/12/17	Goldman Sachs & Co.	CZK	516,214	20,773,197	21,051,174	277,977
Expiring 07/12/17	UBS AG	CZK	516,214	20,790,766	21,051,174	260,408
Expiring 07/12/17	UBS AG	CZK	370,581	14,931,504	15,112,251	180,747
Euro,
Expiring 07/27/17	UBS AG	EUR	116,681	126,322,000	127,687,001	1,365,001
Hungarian Forint,
Expiring 07/21/17	Bank of America	HUF	6,983,131	23,930,814	24,357,678	426,864
Expiring 07/21/17	UBS AG	HUF	7,048,882	24,270,000	24,587,021	317,021
Indian Rupee,
Expiring 06/08/17	Bank of America	INR	1,144,115	16,988,866	17,681,909	693,043
Expiring 06/08/17	Barclays Capital Group	INR	1,677,681	25,892,134	25,927,983	35,849
Expiring 06/08/17	Citigroup Global Markets	INR	1,313,045	19,505,974	20,292,656	786,682
Expiring 06/08/17	Citigroup Global Markets	INR	725,585	11,199,020	11,213,660	14,640
Expiring 06/08/17	UBS AG	INR	605,695	9,348,584	9,360,805	12,221
Indonesian Rupiah,
Expiring 06/16/17	Citigroup Global Markets	IDR	71,373,067	5,300,637	5,325,145	24,508
Expiring 06/16/17	UBS AG	IDR	976,606,200	72,990,000	72,864,589	(125,411)
Expiring 07/17/17	Citigroup Global Markets	IDR	433,722,379	31,774,533	32,241,187	466,654
Israeli Shekel,
Expiring 07/21/17	Citigroup Global Markets	ILS	8,316	2,268,700	2,302,455	33,755
Expiring 07/21/17	Citigroup Global Markets	ILS	116,257	31,790,301	32,188,940	398,639
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	1,992,459	18,320,000	17,940,158	(379,842)

See Notes to Financial Statements.

86

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Mexican Peso,
Expiring 06/08/17	Citigroup Global Markets	MXN	203,148	$10,497,850	$10,716,941	$219,091
Expiring 06/08/17	Citigroup Global Markets	MXN	163,506	8,593,500	8,625,666	32,166
Expiring 06/08/17	Goldman Sachs & Co.	MXN	993,504	50,309,113	52,411,782	2,102,669
Expiring 06/08/17	Goldman Sachs & Co.	MXN	142,506	7,354,600	7,517,836	163,236
Expiring 06/08/17	Goldman Sachs & Co.	MXN	142,452	7,354,600	7,514,954	160,354
Expiring 06/08/17	JPMorgan Chase	MXN	203,199	10,497,850	10,719,672	221,822
Expiring 06/08/17	UBS AG	MXN	428,030	21,175,055	22,580,513	1,405,458
Expiring 06/08/17	UBS AG	MXN	335,696	16,903,372	17,709,455	806,083
Expiring 06/08/17	UBS AG	MXN	228,581	11,586,316	12,058,647	472,331
Expiring 03/27/18	Citigroup Global Markets	MXN	493,558	24,810,000	24,898,348	88,348
New Taiwanese Dollar,
Expiring 06/08/17	UBS AG	TWD	519,192	17,280,480	17,235,797	(44,683)
New Zealand Dollar,
Expiring 07/12/17	Citigroup Global Markets	NZD	61,222	42,900,000	41,958,573	(941,427)
Expiring 07/12/17	JPMorgan Chase	NZD	53,594	37,238,537	36,730,456	(508,081)
Expiring 07/12/17	UBS AG	NZD	59,894	41,877,950	41,048,050	(829,900)
Norwegian Krone,
Expiring 07/21/17	Goldman Sachs & Co.	NOK	397,394	46,659,907	46,330,864	(329,043)
Expiring 07/21/17	Goldman Sachs & Co.	NOK	38,344	4,501,997	4,470,388	(31,609)
Expiring 07/21/17	Goldman Sachs & Co.	NOK	38,170	4,479,600	4,450,128	(29,472)
Expiring 07/21/17	UBS AG	NOK	38,394	4,501,999	4,476,211	(25,788)
Expiring 07/21/17	UBS AG	NOK	38,187	4,479,600	4,452,083	(27,517)
Expiring 07/21/17	UBS AG	NOK	37,796	4,434,804	4,406,557	(28,247)
Philippine Peso,
Expiring 07/12/17	JPMorgan Chase	PHP	1,092,866	21,993,674	21,789,485	(204,189)
Expiring 07/12/17	UBS AG	PHP	604,123	12,100,000	12,044,960	(55,040)
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	181,971	46,030,625	46,879,105	848,480
Russian Ruble,
Expiring 07/07/17	Bank of America	RUB	499,633	8,675,093	8,641,368	(33,725)
Expiring 07/07/17	Barclays Capital Group	RUB	78,419	1,370,000	1,356,286	(13,714)
Expiring 07/07/17	Citigroup Global Markets	RUB	1,570,120	27,431,914	27,155,894	(276,020)
Expiring 07/07/17	Citigroup Global Markets	RUB	529,971	9,348,583	9,166,075	(182,508)
Expiring 07/07/17	Citigroup Global Markets	RUB	32,587	570,000	563,604	(6,396)
Expiring 07/07/17	Goldman Sachs & Co.	RUB	499,633	8,668,169	8,641,368	(26,801)
Singapore Dollar,
Expiring 06/16/17	Citigroup Global Markets	SGD	56,551	40,542,200	40,496,378	(45,822)
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	283,973	21,300,000	21,000,527	(299,473)

See Notes to Financial Statements.

Prudential Total Return Bond Fund	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Swedish Krona,
Expiring 07/21/17	UBS AG	SEK	549,873	$61,564,894	$62,357,807	$792,913
Swiss Franc,
Expiring 07/27/17	UBS AG	CHF	9,891	10,000,000	9,996,997	(3,003)
Turkish Lira,
Expiring 05/08/17	Bank of America	TRY	28,323	7,635,300	7,955,226	319,926
Expiring 05/08/17	Bank of America	TRY	28,039	7,443,900	7,875,504	431,604
Expiring 05/08/17	UBS AG	TRY	34,770	9,481,938	9,766,053	284,115

				$1,504,137,243	$1,509,011,979	$4,874,736

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/17	Citigroup Global Markets	AUD	33,347	$24,926,165	$24,938,334	$(12,169)
Expiring 07/12/17	Goldman Sachs & Co.	AUD	49,750	37,276,182	37,205,285	70,897
Expiring 07/12/17	Goldman Sachs & Co.	AUD	27,665	20,811,105	20,689,238	121,867
Expiring 07/12/17	UBS AG	AUD	25,114	18,781,561	18,781,057	504
Brazilian Real,
Expiring 05/03/17	Citigroup Global Markets	BRL	84,999	26,754,407	26,757,308	(2,901)
Expiring 05/03/17	Goldman Sachs & Co.	BRL	84,999	26,729,167	26,757,308	(28,141)
British Pound,
Expiring 07/27/17	Bank of America	GBP	113,852	146,320,831	147,844,014	(1,523,183)
Canadian Dollar,
Expiring 07/12/17	UBS AG	CAD	116,753	86,600,000	85,627,556	972,444
Chilean Peso,
Expiring 07/12/17	Citigroup Global Markets	CLP	4,735,681	7,175,275	7,070,865	104,410
Expiring 07/12/17	JPMorgan Chase	CLP	23,713,240	36,370,001	35,406,334	963,667
Chinese Renminbi,
Expiring 07/26/17	Citigroup Global Markets	CNH	141,629	20,444,491	20,417,662	26,829
Expiring 07/26/17	UBS AG	CNH	120,003	17,280,480	17,299,904	(19,424)
Colombian Peso,
Expiring 07/12/17	Goldman Sachs & Co.	COP	8,569,910	2,946,100	2,881,152	64,948
Euro,
Expiring 07/26/17	Citigroup Global Markets	EUR	7,512	8,182,573	8,220,441	(37,868)
Expiring 07/27/17	Citigroup Global Markets	EUR	469,905	516,120,388	514,228,338	1,892,050
Expiring 07/27/17	Citigroup Global Markets	EUR	31,742	34,639,632	34,735,636	(96,004)
Expiring 07/27/17	Goldman Sachs & Co.	EUR	118,337	127,234,494	129,499,298	(2,264,804)
Expiring 07/27/17	Goldman Sachs & Co.	EUR	42,053	45,254,000	46,019,513	(765,513)
Expiring 07/27/17	JPMorgan Chase	EUR	37,000	40,508,673	40,489,971	18,702

See Notes to Financial Statements.

88

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Indian Rupee,
Expiring 06/08/17	UBS AG	INR	493,008	$7,566,700	$7,619,275	$(52,575)
Israeli Shekel,
Expiring 07/21/17	UBS AG	ILS	125,121	34,190,000	34,643,059	(453,059)
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	11,348,723	102,702,915	102,184,213	518,702
Expiring 07/27/17	UBS AG	JPY	1,927,225	17,338,959	17,352,789	(13,830)
Expiring 07/27/17	UBS AG	JPY	1,340,867	12,116,891	12,073,205	43,686
Expiring 07/27/17	UBS AG	JPY	1,338,674	12,116,891	12,053,458	63,433
Mexican Peso,
Expiring 06/08/17	Citigroup Global Markets	MXN	520,490	27,431,913	27,458,187	(26,274)
Expiring 06/08/17	JPMorgan Chase	MXN	18,305	924,612	965,695	(41,083)
Expiring 06/08/17	UBS AG	MXN	501,663	26,430,000	26,464,976	(34,976)
New Taiwanese Dollar,
Expiring 06/08/17	Citigroup Global Markets	TWD	1,095,706	35,644,298	36,374,522	(730,224)
Expiring 06/08/17	Citigroup Global Markets	TWD	827,979	27,290,000	27,486,692	(196,692)
Expiring 06/08/17	UBS AG	TWD	267,660	8,688,852	8,885,604	(196,752)
New Zealand Dollar,
Expiring 07/12/17	Citigroup Global Markets	NZD	104,666	72,683,651	71,732,531	951,120
Expiring 07/12/17	Citigroup Global Markets	NZD	36,003	24,926,164	24,674,782	251,382
Expiring 07/12/17	UBS AG	NZD	27,173	18,781,561	18,622,920	158,641
Norwegian Krone,
Expiring 07/21/17	Citigroup Global Markets	NOK	457,959	53,320,000	53,391,956	(71,956)
Expiring 07/21/17	JPMorgan Chase	NOK	121,391	14,189,350	14,152,552	36,798
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	103,504	26,070,000	26,664,520	(594,520)
Russian Ruble,
Expiring 07/07/17	Goldman Sachs & Co.	RUB	250,445	4,290,650	4,331,556	(40,906)
Expiring 07/07/17	UBS AG	RUB	250,909	4,290,650	4,339,570	(48,920)
Singapore Dollar,
Expiring 06/16/17	Citigroup Global Markets	SGD	26,437	18,702,281	18,931,520	(229,239)
Expiring 06/16/17	UBS AG	SGD	48,431	34,639,632	34,681,471	(41,839)
Expiring 06/16/17	UBS AG	SGD	30,317	21,479,069	21,710,059	(230,990)
Expiring 06/16/17	UBS AG	SGD	24,134	17,309,844	17,282,037	27,807
Expiring 06/16/17	UBS AG	SGD	24,110	17,309,845	17,265,205	44,640
Expiring 06/16/17	UBS AG	SGD	15,636	11,200,000	11,197,231	2,769
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	349,734	25,073,241	25,863,700	(790,459)
Expiring 07/07/17	Citigroup Global Markets	ZAR	270,101	20,521,758	19,974,652	547,106
Expiring 07/07/17	Citigroup Global Markets	ZAR	228,168	17,355,242	16,873,560	481,682

See Notes to Financial Statements.

Prudential Total Return Bond Fund	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
South Korean Won,
Expiring 06/21/17	Barclays Capital Group	KRW	31,287,488	$27,520,000	$27,511,683	$8,317
Expiring 06/21/17	JPMorgan Chase	KRW	25,177,259	21,993,674	22,138,842	(145,168)
Swedish Krona,
Expiring 07/21/17	UBS AG	SEK	541,199	60,720,000	61,374,154	(654,154)
Swiss Franc,
Expiring 07/27/17	Citigroup Global Markets	CHF	10,071	10,189,425	10,178,271	11,154
Turkish Lira,
Expiring 05/08/17	Goldman Sachs & Co.	TRY	58,131	15,399,681	16,327,388	(927,707)
Expiring 05/08/17	UBS AG	TRY	22,015	6,000,000	6,183,490	(183,490)

				$2,100,763,274	$2,103,834,539	(3,071,265)

						$1,803,471

Cross currency exchange contracts outstanding at April 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/12/17	Buy	CZK	774,872	EUR	29,265	$(400,495)	Citigroup Global Markets
07/12/17	Buy	EUR	53,775	CZK	1,450,579	(353,967)	Citigroup Global Markets
07/12/17	Buy	EUR	15,874	CZK	428,896	(133,292)	Citigroup Global Markets
07/12/17	Buy	EUR	11,275	CZK	304,472	(88,008)	Citigroup Global Markets
04/06/18	Buy	BRL	25,257	EUR	6,955	(268,397)	Citigroup Global Markets
04/06/18	Buy	ZAR	54,366	EUR	3,416	53,916	Goldman Sachs & Co.

						$(1,190,243)

Credit default swap agreements outstanding at April 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on corporate and/or sovereign issues—Buy Protection(1)*:
Federation of Malaysia	12/20/21	1.000%	4,000	0.986%	$(7,186)	$6,333	$(13,519)	Deutsche Bank AG
Federation of Russia	12/20/21	1.000%	11,000	1.366%	164,357	17,417	146,940	Deutsche Bank AG

See Notes to Financial Statements.

90

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on corporate and/or sovereign issues—Buy Protection(1)* (cont’d):
People’s Republic of China	12/20/21	1.000%	9,000	0.734%	$(116,154)	$14,250	$(130,404)	Deutsche Bank AG
Republic of Argentina	12/20/21	1.000%	3,000	2.939%	244,527	4,667	239,860	Deutsche Bank AG
Republic of Brazil	12/20/21	1.000%	15,000	1.956%	605,838	23,750	582,088	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	3,000	0.658%	(49,249)	4,750	(53,999)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	3,000	1.113%	11,510	4,750	6,760	Deutsche Bank AG
Republic of Indonesia	12/20/21	1.000%	4,000	1.150%	21,618	6,333	15,285	Deutsche Bank AG
Republic of Mexico	12/20/21	1.000%	11,000	1.050%	11,409	17,417	(6,008)	Deutsche Bank AG
Republic of Panama	12/20/21	1.000%	3,000	1.025%	(137)	4,750	(4,887)	Deutsche Bank AG
Republic of Peru	12/20/21	1.000%	3,000	0.864%	(21,687)	4,750	(26,437)	Deutsche Bank AG
Republic of Philippines	12/20/21	1.000%	3,000	0.720%	(40,732)	4,750	(45,482)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%	10,000	1.744%	312,924	15,833	297,091	Deutsche Bank AG
Republic of Turkey	12/20/21	1.000%	15,000	1.859%	542,979	23,750	519,229	Deutsche Bank AG
Republic of Venezuela	12/20/21	1.000%	3,000	34.427%	1,790,615	4,750	1,785,865	Deutsche Bank AG

					$3,470,632	$158,250	$3,312,382

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on credit indices—Sell Protection(2)*:
CDX.EM.26.V1	12/20/21	1.000%	100,000		$(3,367,658)	$(308,333)	$(3,059,325)	Deutsche Bank AG

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund sold protection on an Emerging Market CDX Index and bought protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	05/30/17	1.500%	3,181	$398	$—	$398	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	2,933	367	—	367	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	4,834	604	—	604	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	4,835	604	—	604	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	05/30/17	1.500%	600	923	—	923	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	05/30/17	1.500%	813	1,251	—	1,251	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	05/30/17	1.500%	2,211	276	—	276	Goldman Sachs & Co.
BSABS	05/30/17	1.500%	7,660	958	—	958	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	9,020	1,127	—	1,127	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	2,950	369	—	369	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	9,635	1,204	—	1,204	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	05/30/17	1.500%	2,333	3,593	—	3,593	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	1,686	2,587	—	2,587	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	2,262	377	—	377	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	1,595	2,456	—	2,456	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	820	1,262	—	1,262	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	933	1,436	—	1,436	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	6,504	9,983	—	9,983	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	1,104	1,700	—	1,700	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	6,326	9,743	—	9,743	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	906	1,390	—	1,390	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	05/30/17	1.500%	1,375	2,117	—	2,117	Goldman Sachs & Co.
Countrywide Home Equity	05/30/17	1.500%	3,149	394	—	394	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/02/17	1.500%	8,803	12,103	—	12,103	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/02/17	1.500%	4,813	6,617	—	6,617	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/02/17	1.500%	1,906	2,608	—	2,608	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	4,861	7,487	—	7,487	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	3,187	4,908	—	4,908	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	1,070	1,642	—	1,642	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	1,282	1,967	—	1,967	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	2,489	3,820	—	3,820	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	5,829	8,947	—	8,947	Goldman Sachs & Co.
GSAMP Home Equity	05/30/17	1.500%	2,967	371	—	371	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/17	1.500%	898	1,383	—	1,383	Goldman Sachs & Co.

See Notes to Financial Statements.

92

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d):
JPMBB Commercial Mortgage Securities Trust	05/30/17	1.500%	486	$745	$—	$745	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/17	1.500%	3,264	5,010	—	5,010	Goldman Sachs & Co.
Lehman Home Equity	05/30/17	1.500%	6,171	771	—	771	Goldman Sachs & Co.
LNR CDO Ltd.	05/11/17	1.500%	30,507	43,202	—	43,202	Goldman Sachs & Co.
Long Beach Home Equity	05/30/17	1.500%	5,548	694	—	694	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	579	888	—	888	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	1,502	2,313	—	2,313	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	1,268	1,952	—	1,952	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	1,019	1,569	—	1,569	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	7,327	11,246	—	11,246	Goldman Sachs & Co.
Option One Home Equity	05/30/17	1.500%	9,862	1,233	—	1,233	Goldman Sachs & Co.
UBS-Barclays Commercial Mortgage Trust	05/30/17	1.500%	728	1,117	—	1,117	Goldman Sachs & Co.
Wells Fargo Home Equity	05/30/17	1.500%	3,988	498	—	498	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	05/30/17	1.500%	991	1,526	—	1,526	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	05/30/17	1.500%	756	1,164	—	1,164	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	05/30/17	1.500%	1,481	2,281	—	2,281	Goldman Sachs & Co.

				$173,181	$—	$173,181

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%	25,530	0.548%	$369,163	$434,282	$65,119
Anadarko Petroleum Corp.	06/20/21	1.000%	23,015	0.893%	(1,735,106)	125,792	1,860,898
AT&T, Inc.	06/20/21	1.000%	53,920	0.669%	388,604	776,646	388,042
Barrick Gold Corp.	06/20/21	1.000%	20,265	0.576%	(526,871)	367,985	894,856
CIT Group, Inc.	06/20/18	5.000%	63,175	0.152%	4,038,058	3,875,618	(162,440)
Devon Energy Corp.	06/20/20	1.000%	5,785	0.548%	(477,430)	87,456	564,886
Eastman Chemical Co.	06/20/21	1.000%	34,085	0.445%	327,901	789,908	462,007
Ford Motor Co.	06/20/21	5.000%	84,000	0.911%	14,612,255	13,950,496	(661,759)
General Motors Co.	06/20/19	5.000%	25,315	0.279%	2,849,717	2,683,424	(166,293)

					$19,846,291	$23,091,607	$3,245,316

See Notes to Financial Statements.

Prudential Total Return Bond Fund	93

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Republic of Italy	12/20/21	1.000%	50,000	0.194%	$111,896	$1,084,472	$(972,576)	Deutsche Bank AG
United Mexican States	12/20/17	1.000%	25,000	1.078%	(160,229)	(115,641)	(44,588)	Citigroup Global Markets

					$(48,333)	$968,831	$(1,017,164)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Husky Energy, Inc.	06/20/20	1.000%	13,690	0.798%	$100,412	$(563,759)	$664,171	Morgan Stanley
Kingdom of Saudi Arabia	12/20/21	1.000%	3,700	0.775%	41,455	(70,318)	111,773	Barclays Capital Group
People’s Republic of China	03/20/22	1.000%	20,000	0.777%	230,685	(315,815)	546,500	Deutsche Bank AG
Petroleo Brasileiro SA	06/20/18	1.000%	29,510	0.726%	126,885	(2,262,672)	2,389,557	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%	10,780	0.766%	53,778	5,701	48,077	Citigroup Global Markets
Petroleos Mexicanos	12/20/23	1.000%	12,000	2.554%	(1,076,072)	(1,063,674)	(12,398)	Barclays Capital Group
Republic of Colombia	12/20/26	1.000%	22,275	2.051%	(1,865,115)	(2,031,230)	166,115	Citigroup Global Markets
Republic of Indonesia	12/20/21	1.000%	49,750	1.150%	(268,880)	(1,167,237)	898,357	Citigroup Global Markets
Republic of Ireland	06/20/23	1.000%	13,000	0.587%	324,456	176,252	148,204	Goldman Sachs & Co.
Republic of Italy	06/20/17	1.000%	10,000	0.315%	21,715	51,691	(29,976)	Goldman Sachs & Co.
Republic of Italy	12/20/18	1.000%	10,000	0.917%	25,194	71,446	(46,252)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	29,050	1.364%	(309,014)	134,779	(443,793)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	15,500	1.364%	(164,878)	44,649	(209,527)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%	25,000	1.492%	(449,343)	(331,366)	(117,977)	JPMorgan Chase
Republic of Italy	12/20/21	1.000%	50,000	1.585%	(1,201,556)	(1,381,930)	180,374	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

94

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Republic of Uruguay	06/20/21	1.000%	750	1.469%	$(12,890)	$(10,543)	$(2,347)	Citigroup Global Markets
United Mexican States	12/20/18	1.000%	25,000	0.365%	289,266	159,134	130,132	Citigroup Global Markets

					$(4,133,902)	$(8,554,892)	$4,420,990

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.27.V2	12/20/21	5.000%	49,500	$2,184,545	$4,343,493	$2,158,948

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	27,000	$(126,599)	$315,790	$(442,389)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%	18,000	(84,399)	(25,500)	(58,899)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	13,500	(63,299)	(8,438)	(54,861)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	44,500	(208,654)	(2,723,918)	2,515,264	Credit Suisse First Boston Corp.

				$(482,951)	$(2,442,066)	$1,959,115

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	95

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	$149,075	$(182,593)	$331,668
3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	222,288	(258,836)	481,124
16,667	3 Month LIBOR	JPY	1,700,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	1,463,583	—	1,463,583
1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	308,468	—	308,468
1,700	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 46.75 bps	JPMorgan Chase	05/03/17	(87,845)	—	(87,845)
65,308	3 Month LIBOR	EUR	58,500	3 Month EURIBOR minus 37.00 bps	JPMorgan Chase	10/17/17	1,654,444	—	1,654,444
4,138	3 Month LIBOR plus 54.25 bps	JPY	500,000	0.155%	JPMorgan Chase	10/26/17	(347,233)	—	(347,233)
25,668	3 Month LIBOR	EUR	23,000	3 Month EURIBOR minus 38.15 bps	JPMorgan Chase	04/27/19	646,976	—	646,976
12,037	3 Month LIBOR	EUR	10,800	(0.613)%	JPMorgan Chase	02/22/20	346,233	—	346,233
15,624	3 Month LIBOR	EUR	14,000	3 Month EURIBOR minus 44.30 bps	JPMorgan Chase	04/27/21	434,306	—	434,306

							$4,790,295	$(441,429)	$5,231,724

See Notes to Financial Statements.

96

Forward rate agreements outstanding at April 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreements:
23,993,600	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(5,158,336)	$(5,158,336)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements^:
1,157,200	05/25/17	2.150%	7 Year CMT(2)	$(426,663)	$—	$(426,663)	Citigroup Global Markets
578,600	05/25/17	2.160%	7 Year CMT(2)	(271,192)	—	(271,192)	Citigroup Global Markets
1,157,200	05/25/17	3.418%	CMM 102(1)	518,932	—	518,932	Citigroup Global Markets
578,600	05/25/17	3.430%	CMM 102(1)	331,791	—	331,791	Citigroup Global Markets

				$152,868	$—	$152,868

Interest rate swap agreements outstanding at April 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	9,900	08/01/19	0.346%	1 Day EONIA(1)	$112	$(206,514)	$(206,626)
EUR	49,150	09/20/21	(0.353%)	1 Day EONIA(1)	389	672,738	672,349
EUR	34,300	06/20/24	(0.050%)	1 Day EONIA(1)	446	724,823	724,377
EUR	40,225	09/13/24	(0.104%)	1 Day EONIA(1)	493	1,194,149	1,193,656
EUR	30,720	02/15/26	0.337%	1 Day EONIA(1)	395	327,424	327,029
EUR	48,680	02/23/26	0.324%	1 Day EONIA(1)	(628,615)	578,694	1,207,309
EUR	9,700	10/26/35	1.248%	1 Day EONIA(1)	306	(254,209)	(254,515)
EUR	4,775	03/04/36	0.865%	1 Day EONIA(1)	(2,839)	269,050	271,889
EUR	2,200	04/11/36	0.962%	6 Month EURIBOR(1)	204	145,966	145,762
GBP	25,500	02/23/21	0.639%	1 Day SONIA(1)	356	(305,643)	(305,999)
GBP	3,000	06/07/21	1.620%	1 Day SONIA(1)	203	(234,667)	(234,870)
MXN	311,700	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	93,754	(1,605,827)	(1,699,581)
MXN	1,151,900	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	501	(4,416,557)	(4,417,058)
MXN	915,470	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(909,688)	1,137,862	2,047,550
NZD	386,820	12/15/17	2.125%	3 Month BBR(2)	359	1,576,186	1,575,827
	831,330	08/19/17	0.524%	1 Day USOIS(1)	898	1,614,758	1,613,860
	3,488,530	09/09/17	0.539%	1 Day USOIS(1)	466,847	7,674,967	7,208,120
	940,620	10/21/17	0.590%	1 Day USOIS(1)	1,270	2,445,088	2,443,818
	931,420	11/01/17	0.639%	1 Day USOIS(1)	2,245	2,151,155	2,148,910
	1,858,510	11/14/17	0.675%	1 Day USOIS(1)	(164,560)	4,137,637	4,302,197

See Notes to Financial Statements.

Prudential Total Return Bond Fund	97

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d):
930,220	11/22/17	0.716%	1 Day USOIS(1)	$2,243	$1,850,811	$1,848,568
1,500,455	01/07/18	1.093%	1 Day USOIS(1)	—	33,245	33,245
8,154,395	01/31/18	1.278%	1 Day USOIS(1)	—	(101,132)	(101,132)
261,215	02/21/18	0.941%	1 Day USOIS(1)	738	361,842	361,104
580,000	09/30/18	0.655%	1 Day USOIS(1)	1,617	5,043,638	5,042,021
199,390	09/30/18	0.747%	1 Day USOIS(1)	599	1,414,268	1,413,669
496,320	10/07/18	1.253%	1 Day USOIS(1)	—	(124,453)	(124,453)
932,595	11/17/18	1.080%	1 Day USOIS(1)	2,249	2,747,502	2,745,253
1,402,075	11/18/18	0.911%	1 Day USOIS(1)	(77,008)	6,391,508	6,468,516
845,800	03/24/19	1.331%	1 Day USOIS(1)	—	(441,955)	(441,955)
316,490	03/31/19	1.431%	1 Day USOIS(1)	—	(348,226)	(348,226)
263,553	03/31/19	1.432%	1 Day USOIS(1)	—	(293,378)	(293,378)
819,140	04/04/20	—(3)	—(3)	—	(261,351)	(261,351)
410,845	08/31/21	2.015%	3 Month LIBOR(1)	44,215	(1,945,631)	(1,989,846)
94,410	03/22/22	2.175%	3 Month USCPIU(1)	(16,445)	(469,081)	(452,636)
142,040	04/04/22	—(4)	—(4)	—	(68,372)	(68,372)
677,300	08/31/22	2.013%	3 Month LIBOR(1)	(2,037,979)	(2,974,621)	(936,642)
196,250	08/31/22	1.788%	3 Month LIBOR(1)	1,188	1,469,537	1,468,349
138,600	12/31/22	1.409%	3 Month LIBOR(1)	907	3,828,793	3,827,886
133,800	12/31/22	1.416%	3 Month LIBOR(1)	880	3,641,618	3,640,738
96,310	12/31/22	1.405%	3 Month LIBOR(1)	660	2,682,248	2,681,588
75,200	12/31/22	1.406%	3 Month LIBOR(1)	560	2,088,096	2,087,536
72,000	12/31/22	1.495%	3 Month LIBOR(1)	543	1,632,222	1,631,679
42,000	12/31/22	1.412%	3 Month LIBOR(1)	379	1,153,725	1,153,346
3,750	12/31/22	1.480%	3 Month LIBOR(1)	170	88,219	88,049
105,000	04/05/23	1.424%	3 Month LIBOR(1)	724	3,461,132	3,460,408
160,365	05/31/23	1.578%	3 Month LIBOR(1)	(302,379)	3,350,842	3,653,221
126,600	05/31/23	1.588%	3 Month LIBOR(1)	841	2,569,922	2,569,081
112,765	05/31/23	1.394%	3 Month LIBOR(1)	766	3,645,440	3,644,674
112,765	05/31/23	1.395%	3 Month LIBOR(1)	766	3,637,822	3,637,056
111,950	05/31/23	1.513%	3 Month LIBOR(1)	761	2,793,077	2,792,316
107,725	05/31/23	1.578%	3 Month LIBOR(1)	738	2,250,924	2,250,186
64,340	05/31/23	1.584%	3 Month LIBOR(1)	502	1,322,341	1,321,839
250,000	06/02/23	1.540%	3 Month LIBOR(1)	1,965	5,842,849	5,840,884
142,200	08/15/23	1.406%	3 Month LIBOR(1)	926	5,264,691	5,263,765
125,000	08/15/23	1.408%	3 Month LIBOR(1)	832	4,612,770	4,611,938
80,445	08/15/23	1.459%	3 Month LIBOR(2)	4,237,344	2,712,744	(1,524,600)
646,129	11/15/23	2.209%	3 Month LIBOR(1)	3,668	(6,626,210)	(6,629,878)
215,530	02/15/24	2.167%	3 Month LIBOR(1)	(1,974,923)	(874,836)	1,100,087
212,375	02/15/24	2.183%	3 Month LIBOR(1)	(185,669)	(1,081,202)	(895,533)
78,935	02/15/24	2.151%	3 Month LIBOR(1)	—	(241,497)	(241,497)
94,410	03/22/27	2.283%	3 Month USCPIU(2)	—	453,365	453,365
202,600	05/03/32	2.434%	3 Month LIBOR(2)	—	436,672	436,672
160,350	05/03/37	2.508%	3 Month LIBOR(1)	—	(512,788)	(512,788)
44,800	02/15/42	1.369%	1 Day USOIS(1)	961	6,554,901	6,553,940
27,780	09/27/46	1.380%	1 Day USOIS(1)	654	4,433,897	4,433,243

				$(1,422,931)	$89,033,008	$90,455,939

See Notes to Financial Statements.

98

U.S. Government Agency Obligations and U.S. Treasury Obligations with a combined market value of $317,596,177 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at April 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Total return swap agreements outstanding at April 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
JPMorgan Chase	01/12/41	2,212	Pay fixed payment based on 1 Month LIBOR and receive variable payments based on IOS.FN30.500.10 Index	$1,573	$(6,984)	$8,557
Credit Suisse First Boston Corp.	01/12/41	49,671	Receive fixed payments based on the IOS.FN30.450.10 Index and pay variable payments based on 1 Month LIBOR	(14,376)	(154,365)	139,989

				$(12,803)	$(161,349)	$148,546

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	99

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$3,188,255,519	$189,479,360
Non-Residential Mortgage-Backed Securities	—	520,831,773	12,610,000
Residential Mortgage-Backed Securities	—	682,559,412	—
Bank Loans	—	188,533,926	—
Commercial Mortgage-Backed Securities	—	1,983,559,729	—
Corporate Bonds	—	9,001,542,345	—
Municipal Bonds	—	164,205,390	—
Non-Corporate Foreign Agencies	—	1,072,317,409	—
Residential Mortgage-Backed Securities	—	973,731,899	366,825,011
Sovereign Bonds	—	1,023,468,179	—
U.S. Government Agency Obligations	—	870,215,123	—
U.S. Treasury Obligations	—	1,757,343,945	—
Preferred Stocks	8,994,080	—	—
Common Stock	2,151,818	—	—
Affiliated Mutual Funds	2,058,852,175	—	—
Options Purchased	1,817,062	52,370,885	—
Options Written	(137,656)	(36,453,741)	—
Other Financial Instruments*
Futures Contracts	102,088,386	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,803,471	—
OTC Cross Currency Exchange Contracts	—	(1,190,243)	—
OTC Credit Default Swap Agreements	—	(4,562,212)	173,181
Centrally Cleared Credit Default Swap Agreements	—	5,404,264	—
OTC Currency Swap Agreements	—	4,790,295	—
OTC Forward Rate Agreements	—	(5,158,336)	152,868
Centrally Cleared Interest Rate Swap Agreements	—	90,455,939	—
OTC Total Return Swap Agreements	—	(12,803)	—

Total	$2,173,765,865	$21,534,012,168	$569,240,420

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Non-Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Credit Default Swap Agreements		Forward Rate Agreements
Balance as of 10/31/16	$478,620,228	$10,501,260	$34,439,867	$4,111,431	$141,641,085	$194,811		$(62,049)
Realized gain (loss)	—	—	59,616	—	814,629	—	***	—	***

See Notes to Financial Statements.

100

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value (continued):

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Non-Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Credit Default Swap Agreements	Forward Rate Agreements
Change in unrealized appreciation (depreciation)**	$—	$—	$162,108	$—	$1,119,212	$(21,630)	$214,917
Purchases/Exchanges/ Issuances	189,479,360	12,610,000	—	—	325,704,992	—	—
Sales/Paydown	—	—	(34,666,988)	—	(85,630,964)	—	—
Accrued discount/premium	—	—	5,397	—	62,970	—	—
Transfers into Level 3	—	—	—	—	18,234,022	—	—
Transfers out of Level 3	(478,620,228)	(10,501,260)	—	(4,111,431)	(35,120,935)	—	—

Balance as of 04/30/17	$189,479,360	$12,610,000	$—	$—	$366,825,011	$173,181	$152,868

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $874,247 was relating to securities held at the reporting period end.
***	The realized loss incurred during the period for other financial instruments was $393,553.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2017	Valuation Methodology	Unobservable Inputs
Non-Residential Mortgage-Backed Securities	$12,610,000	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	366,825,011	Market Approach	Single Broker Indicative Quote
Collateralized Loan Obligations	114,479,360	Market Approach	Single Broker Indicative Quote
Collateralized Loan Obligations	75,000,000	Pricing at Cost	Unadjusted Purchase Price
Credit Default Swap Agreements	173,181	Market Approach	Single Broker Indicative Quote
Forward Rage Agreements	152,868	Model Pricing	Forward Rate Volatility & Convexity Adjustment

	$569,240,420

See Notes to Financial Statements.

Prudential Total Return Bond Fund	101

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Non-Residential Mortgage-Backed Securities	$10,501,260	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Collateralized Loan Obligations	$478,620,228	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$4,111,431	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$35,120,935	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$18,234,022	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows :

Collateralized Loan Obligations	14.8%
Affiliated Mutual Funds (including 4.0% of collateral for securities on loan)	9.0
Residential Mortgage-Backed Securities	8.9
Commercial Mortgage-Backed Securities	8.7
Banks	8.6
U.S. Treasury Obligations	7.7
Non-Corporate Foreign Agencies	4.7
Sovereign Bonds	4.5
U.S. Government Agency Obligations	3.8
Electric	2.4
Media	2.4
Non-Residential Mortgage-Backed Securities	2.3
Healthcare-Services	1.8
Pharmaceuticals	1.6
Multi-National	1.4
Software	1.3
Oil & Gas	1.3
Telecommunications	1.3
Insurance	1.1
Diversified Financial Services	1.1
Auto Manufacturers	1.1
Retail	1.1
Food	1.0
Real Estate Investment Trusts (REITs)	1.0
Chemicals	0.8
Pipelines	0.7
Municipal Bonds	0.7%
Healthcare-Products	0.7
Commercial Services	0.7
Computers	0.7
Semiconductors	0.6
Entertainment	0.6
Airlines	0.5
Home Builders	0.5
Lodging	0.5
Building Materials	0.5
Transportation	0.5
Auto Parts & Equipment	0.4
Mining	0.4
Aerospace/Defense	0.3
Biotechnology	0.3
Retailers	0.3
Options Purchased	0.2
Technology	0.2
Agriculture	0.2
Beverages	0.2
Forest Products & Paper	0.2
Internet	0.2
Packaging & Containers	0.2
Miscellaneous Manufacturing	0.2
Trucking & Leasing	0.2
Housewares	0.2
Gas	0.1

See Notes to Financial Statements.

102

Industry Classification (cont’d.)
Textiles	0.1%
Electronics	0.1
Leisure Time	0.1
Household Products/Wares	0.1
Machinery-Diversified	0.1
Consumer	0.1
Hotels, Resorts & Cruise Lines	0.1
Healthcare & Pharmaceutical	0.1
Office/Business Equipment	0.0	*
Banking	0.0	*
Iron/Steel	0.0	*
Apparel	0.0	*
Supermarkets	0.0	*
Transportation Services	0.0	*

Energy - Refining	0.0	*%
Oil & Gas Services	0.0	*
Savings & Loans	0.0	*
Real Estate	0.0	*
Holding Companies - Diversified	0.0	*
Diversified Manufacturing	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Foods	0.0	*

	105.5
Options Written	(0.2)
Liabilities in excess of other assets	(5.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$2,202,164		Premiums received for OTC swap agreements	$12,380,374
Credit contracts	Unrealized appreciation on OTC swap agreements	11,564,823		Unrealized depreciation on OTC swap agreements	5,775,644
Credit contracts	Due from/to broker—variation margin centrally cleared swaps	6,394,756	*	Due from/to broker—variation margin centrally cleared swaps	990,492	*

See Notes to Financial Statements.

Prudential Total Return Bond Fund	103

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities (continued):

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency contracts	$21,054,567		Unrealized depreciation on OTC forward foreign currency contracts	$19,251,096
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	53,916		Unrealized depreciation on OTC cross currency exchange contracts	1,244,159
Foreign exchange contracts	Unaffiliated Investments	6,684,721		Options written outstanding, at value	3,926,695
Interest rate contracts	Due from/to broker—variation margin futures	102,238,383	*	Due from/to broker—variation margin futures	149,997	*
Interest rate contracts	Due from/to broker—variation margin centrally cleared swaps	112,396,875	*	Due from/to broker—variation margin centrally cleared swaps	27,099,272	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,815,348		Unrealized depreciation on OTC swap agreements	435,078
Interest rate contracts	Unrealized appreciation on OTC forward rate agreements	850,723		Unrealized depreciation on OTC forward rate agreements	697,855
Interest rate contracts	Unaffiliated Investments	47,503,226		Options written outstanding, at value	32,664,702
Interest rate contracts	—	—		Premiums received for OTC swap agreements	602,778

Total		$316,759,502			$105,218,142

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward and Cross Currency Contracts(2)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$10,242,167	$10,242,167
Foreign exchange contracts	—	—	—	(22,259,972)	—	—	(22,259,972)

See Notes to Financial Statements.

104

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows (continued):

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward and Cross Currency Contracts(2)	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(10,833,351)	$2,761,922	$(410,050,197)	$—	$571,045	$360,656	$(417,189,925)

	$(10,833,351)	$2,761,922	$(410,050,197)	$(22,259,972)	$571,045	$10,602,823	$(429,207,730)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward and Cross Currency Contracts(4)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$6,910,792	$6,910,792
Foreign exchange contracts	(22,449)	265,880	—	8,402,638	—	—	8,646,069
Interest rate contracts	71,917	726,001	247,285,317	—	(4,943,419)	180,823,158	423,962,974

	$49,468	$991,881	$247,285,317	$8,402,638	$(4,943,419)	$187,733,950	$439,519,835

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2017, the average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$18,046,160	$2,232,251,155	$12,019,504,279	$1,260,069,285	$892,088,346	$1,456,628,602	$155,852,071

See Notes to Financial Statements.

Prudential Total Return Bond Fund	105

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$141,666,667	$1,099,560,667	$236,670,333	$10,017,533,333	$28,037,902,731	$435,324,333

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into other financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and other financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$889,991,758	$(889,991,758)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Bank of America	$1,871,437	$(1,556,908)	$(314,529)	$—
Barclays Capital Group	23,409,431	(18,072,309)	(5,337,122)	—
Citigroup Global Markets	16,593,945	(15,526,152)	—	1,067,793
Credit Suisse First Boston Corp.	2,655,253	(2,655,253)	—	—
Deutsche Bank AG	7,161,713	(5,379,175)	(1,464,297)	318,241
Goldman Sachs & Co.	4,294,559	(4,294,559)	—	—
Hong Kong & Shanghai Bank	488,842	(488,842)	—	—

See Notes to Financial Statements.

106

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
JPMorgan Chase	$26,324,816	$(17,950,773)	$(735,000)	$7,639,043
Morgan Stanley	3,053,728	(2,826,431)	(227,297)	—
UBS AG	8,058,702	(5,564,060)	—	2,494,642

	$93,912,426

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Bank of America	$(1,556,908)	$1,556,908	$—	$—
Barclays Capital Group	(18,072,309)	18,072,309	—	—
Citigroup Global Markets	(15,526,152)	15,526,152	—	—
Credit Suisse First Boston Corp.	(2,878,283)	2,655,253	223,030	—
Deutsche Bank AG	(5,379,175)	5,379,175	—	—
Goldman Sachs & Co.	(5,704,704)	4,294,559	1,410,145	—
Hong Kong & Shanghai Bank	(1,381,930)	488,842	782,896	(110,192)
JPMorgan Chase	(17,950,773)	17,950,773	—	—
Morgan Stanley	(2,826,431)	2,826,431	—	—
UBS AG	(5,564,060)	5,564,060	—	—

	$(76,840,725)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amount represents market value.
(4)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	107

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $889,991,758:
Unaffiliated investments (cost $21,966,619,077)	$22,060,812,865
Affiliated investments (cost $2,060,403,909)	2,058,852,175
Cash	155,853
Foreign currency, at value (cost $30,030,561)	29,885,222
Receivable for investments sold	212,574,813
Dividends and interest receivable	155,572,764
Receivable for Fund shares sold	75,740,260
Unrealized appreciation on OTC forward foreign currency exchange contracts	21,054,567
Unrealized appreciation on OTC swap agreements	17,380,171
Due from broker—variation margin futures	7,549,750
Premiums paid for OTC swap agreements	2,202,164
Due from broker—variation margin swaps	1,175,048
Unrealized appreciation on OTC forward rate agreements	850,723
Unrealized appreciation on OTC cross currency exchange contracts	53,916
Prepaid expenses	52,882

Total Assets	24,643,913,173

Liabilities
Payable to broker for collateral for securities on loan	910,013,126
Payable for investments purchased	726,026,493
Payable for Fund shares reacquired	45,407,410
Options written outstanding, at value (premiums received $37,583,278)	36,591,397
Unrealized depreciation on OTC forward foreign currency exchange contracts	19,251,096
Premiums received for OTC swap agreements	12,983,152
Management fee payable	6,647,573
Unrealized depreciation on OTC swap agreements	6,210,722
Accrued expenses and other liabilities	5,426,996
Dividends payable	3,399,509
Distribution fee payable	1,392,264
Unrealized depreciation on OTC cross currency exchange contracts	1,244,159
Unrealized depreciation on OTC forward rate agreements	697,855
Affiliated transfer agent fee payable	353,433
Deferred directors’ fees	2,873

Total Liabilities	1,775,648,058

Net Assets	$22,868,265,115

Net assets were comprised of:
Common stock, at par	$1,592,938
Paid-in capital in excess of par	22,946,498,931

22,948,091,869
Distributions in excess of net investment income	(11,822,007)
Accumulated net realized loss on investment and foreign currency transactions	(365,689,524)
Net unrealized appreciation on investments and foreign currencies	297,684,777

Net assets, April 30, 2017	$22,868,265,115

See Notes to Financial Statements.

108

Class A
Net asset value and redemption price per share
($3,193,011,938 ÷ 221,928,430 shares of common stock issued and outstanding)	$14.39
Maximum sales charge (4.50% of offering price)	0.68

Maximum offering price to public	$15.07

Class B
Net asset value, offering price and redemption price per share
($34,731,624 ÷ 2,414,441 shares of common stock issued and outstanding)	$14.38

Class C
Net asset value, offering price and redemption price per share
($554,479,871 ÷ 38,581,301 shares of common stock issued and outstanding)	$14.37

Class Q
Net asset value, offering price and redemption price per share
($8,172,460,733 ÷ 569,167,584 shares of common stock issued and outstanding)	$14.36

Class R
Net asset value, offering price and redemption price per share
($656,633,091 ÷ 45,556,810 shares of common stock issued and outstanding)	$14.41

Class Z
Net asset value, offering price and redemption price per share
($10,256,947,858 ÷ 715,289,493 shares of common stock issued and outstanding)	$14.34

See Notes to Financial Statements.

Prudential Total Return Bond Fund	109

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Interest income	$328,223,010
Affiliated dividend income	5,613,295
Income from securities lending, net (including affiliated income of $346,528)	751,662
Unaffiliated dividend income	230,660

Total income	334,818,627

Expenses
Management fee	39,127,812
Distribution fee—Class A	4,252,031
Distribution fee—Class B	185,521
Distribution fee—Class C	2,774,452
Distribution fee—Class R	2,337,232
Transfer agent’s fees and expenses (including affiliated expense of $1,073,900)	9,478,000
Custodian and accounting fees	1,111,000
Registration fees	691,000
Shareholders’ reports	436,000
Directors’ fees	173,000
Insurance expenses	104,000
Legal fees and expenses	53,000
Audit fee	30,000
Miscellaneous	30,658

Total expenses	60,783,706
Less: Management fee waiver and/or expense reimbursement	(2,746,443)
Distribution fee waiver—Class B	(46,379)
Distribution fee waiver—Class R	(779,039)

Net expenses	57,211,845

Net investment income (loss)	277,606,782

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(84))	(34,388,242)
Futures transactions	(410,050,197)
Options written transactions	2,761,922
Forward rate agreement transactions	571,045
Swap agreement transactions	10,602,823
Foreign currency transactions	(25,814,782)

(456,317,431)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(534,568))	(86,251,778)
Futures	247,285,317
Options written	991,881
Forward rate agreements	(4,943,419)
Swap agreements	187,733,950
Foreign currencies	8,885,348

353,701,299

Net gain (loss) on investment and foreign currency transactions	(102,616,132)

Net Increase (Decrease) In Net Assets Resulting From Operations	$174,990,650

See Notes to Financial Statements.

110

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$277,606,782	$392,217,735
Net realized gain (loss) on investment and foreign currency transactions	(456,317,431)	336,596,346
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	353,701,299	55,759,471

Net increase (decrease) in net assets resulting from operations	174,990,650	784,573,552

Dividends and Distributions
Dividends from net investment income
Class A	(46,153,863)	(86,959,453)
Class B	(412,154)	(964,672)
Class C	(5,446,573)	(9,358,100)
Class Q	(82,654,613)	(84,712,789)
Class R	(7,657,428)	(13,779,421)
Class Z	(147,682,862)	(208,934,618)

	(290,007,493)	(404,709,053)

Distributions from net realized gains
Class A	(37,952,484)	(334,821)
Class B	(399,423)	(4,986)
Class C	(5,839,567)	(46,320)
Class Q	(37,580,701)	(246,998)
Class R	(6,214,686)	(57,579)
Class Z	(109,655,374)	(613,714)

	(197,642,235)	(1,304,418)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,026,615,497	10,223,543,831
Net asset value of shares issued in reinvestment of dividends and distributions	450,834,763	366,626,956
Cost of shares reacquired	(3,391,444,686)	(3,514,697,693)

Net increase (decrease) in net assets from Fund share transactions	4,086,005,574	7,075,473,094

Total increase (decrease)	3,773,346,496	7,454,033,175

Net Assets:
Beginning of period	19,094,918,619	11,640,885,444

End of period(a)	$22,868,265,115	$19,094,918,619

(a) Includes undistributed net investment income of:	$—	$578,704

See Notes to Financial Statements.

Prudential Total Return Bond Fund	111

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Company was incorporated in Maryland on September 1, 1994 and currently consists of two investment portfolios: Prudential Total Return Bond Fund and Prudential Short Duration Multi-Sector Fund. These financial statements relate to Prudential Total Return Bond Fund (the “Fund”), a diversified series of the Company. The financial statements of the other series are not presented herein.

The Fund’s investment objective is total return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2 or 3) detailed in the table following the Schedule of Investments.

Preferred stocks and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are

112

valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by

Prudential Total Return Bond Fund	113

Notes to Financial Statements (unaudited) (continued)

obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized

114

foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations, such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused

Prudential Total Return Bond Fund	115

Notes to Financial Statements (unaudited) (continued)

by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is

116

recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written. The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund may enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate, and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Prudential Total Return Bond Fund	117

Notes to Financial Statements (unaudited) (continued)

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default

118

swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements

Prudential Total Return Bond Fund	119

Notes to Financial Statements (unaudited) (continued)

under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain (loss) on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender of third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities

120

in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting

Prudential Total Return Bond Fund	121

Notes to Financial Statements (unaudited) (continued)

from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

122

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to declare dividends each business day and pay monthly from net investment income and pay distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadivsory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .44% of the Fund’s average daily net assets up to $1 billion, .42% of such assets from $1 billion to $3 billion, .40% of such assets from $3 billion to $5 billion, .39% of such assets from $5 billion to $10 billion and .38% of such assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursement was .39% for the six months ended April 30, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .36%.

Prudential Total Return Bond Fund	123

Notes to Financial Statements (unaudited) (continued)

PGIM Investments has contractually agreed through February 28, 2018, to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .51% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through February 28, 2018 to limit such fees to .75% and .50% of the average daily net assets of the Class B and Class R shares, respectively.

PIMS has advised the Fund that it has received $1,765,560 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017, it received $18,937, $26,304 and $86,241 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

124

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and it securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities and Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc. was compensated $253,694 for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Funds and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017, were $7,715,905,592 and $5,858,611,909, respectively.

Transactions in options written during the six months ended April 30, 2017, were as follows:

	Notional Amount (000)	Premium
Balance at beginning of period	—	$—
Written options	6,659,893	41,210,685
Expired options	(16,072)	(2,028,329)
Closed options	(29,479)	(1,599,078)

Balance at end of period	6,614,342	$37,583,278

Prudential Total Return Bond Fund	125

Notes to Financial Statements (unaudited) (continued)

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$24,081,621,702

Appreciation	280,198,883
Depreciation	(242,155,545)

Net Unrealized Appreciation	$38,043,338

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 5.865 billion shares of common stock authorized, $.001 par value per share, authorized and divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class Z and Class T common stock, each of which consists of 750 million,

126

5 million, 80 million, 1,250 million, 200 million, 2,500 million and 1,080 million shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, three shareholders of record held 39% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	54,469,542	$774,599,106
Shares issued in reinvestment of dividends and distributions	5,473,838	77,444,156
Shares reacquired	(47,841,903)	(680,512,461)

Net increase (decrease) in shares outstanding before conversion	12,101,477	171,530,801
Shares issued upon conversion from other share class(es)	597,251	8,477,423
Shares reacquired upon conversion into other share class(es)	(46,988,147)	(668,470,621)

Net increase (decrease) in shares outstanding	(34,289,419)	$(488,462,397)

Year ended October 31, 2016:
Shares sold	112,565,610	$1,630,163,333
Shares issued in reinvestment of dividends and distributions	5,505,854	79,633,299
Shares reacquired	(59,005,657)	(847,945,810)

Net increase (decrease) in shares outstanding before conversion	59,065,807	861,850,822
Shares issued upon conversion from other share class(es)	1,299,543	18,881,047
Shares reacquired upon conversion into other share class(es)	(9,390,112)	(136,147,014)

Net increase (decrease) in shares outstanding	50,975,238	$744,584,855

Class B
Six months ended April 30, 2017:
Shares sold	54,568	$779,624
Shares issued in reinvestment of dividends and distributions	48,092	679,631
Shares reacquired	(356,138)	(5,062,368)

Net increase (decrease) in shares outstanding before conversion	(253,478)	(3,603,113)
Shares reacquired upon conversion into other share class(es)	(183,006)	(2,587,180)

Net increase (decrease) in shares outstanding	(436,484)	$(6,190,293)

Year ended October 31, 2016:
Shares sold	236,232	$3,390,195
Shares issued in reinvestment of dividends and distributions	55,653	803,333
Shares reacquired	(460,873)	(6,658,339)

Net increase (decrease) in shares outstanding before conversion	(168,988)	(2,464,811)
Shares reacquired upon conversion into other share class(es)	(246,671)	(3,565,529)

Net increase (decrease) in shares outstanding	(415,659)	$(6,030,340)

Prudential Total Return Bond Fund	127

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2017:
Shares sold	4,844,207	$68,920,434
Shares issued in reinvestment of dividends and distributions	670,979	9,472,483
Shares reacquired	(5,339,778)	(75,845,605)

Net increase (decrease) in shares outstanding before conversion	175,408	2,547,312
Shares issued upon conversion from other share class(es)	43	607
Shares reacquired upon conversion into other share class(es)	(1,449,064)	(20,620,660)

Net increase (decrease) in shares outstanding	(1,273,613)	$(18,072,741)

Year ended October 31, 2016:
Shares sold	16,575,734	$239,635,120
Shares issued in reinvestment of dividends and distributions	533,307	7,708,282
Shares reacquired	(5,723,927)	(82,641,337)

Net increase (decrease) in shares outstanding before conversion	11,385,114	164,702,065
Shares reacquired upon conversion into other share class(es)	(761,800)	(11,096,980)

Net increase (decrease) in shares outstanding	10,623,314	$153,605,085

Class Q
Six months ended April 30, 2017:
Shares sold	188,468,108	$2,678,254,156
Shares issued in reinvestment of dividends and distributions	8,084,029	114,528,915
Shares reacquired	(41,273,806)	(586,924,631)

Net increase (decrease) in shares outstanding before conversion	155,278,331	2,205,858,440
Shares issued upon conversion from other share class(es)	168,646,249	2,399,533,606
Shares reacquired upon conversion into other share class(es)	(649)	(9,199)

Net increase (decrease) in shares outstanding	323,923,931	$4,605,382,847

Year ended October 31, 2016:
Shares sold	120,597,168	$1,741,801,448
Shares issued in reinvestment of dividends and distributions	5,529,233	80,018,252
Shares reacquired	(38,667,870)	(557,489,151)

Net increase (decrease) in shares outstanding before conversion	87,458,531	1,264,330,549
Shares issued upon conversion from other share class(es)	869,144	12,807,623
Shares reacquired upon conversion into other share class(es)	(8,192)	(115,458)

Net increase (decrease) in shares outstanding	88,319,483	$1,277,022,714

128

Class R	Shares	Amount
Six months ended April 30, 2017:
Shares sold	7,822,238	$111,254,323
Shares issued in reinvestment of dividends and distributions	959,720	13,603,367
Shares reacquired	(4,859,063)	(69,248,876)

Net increase (decrease) in shares outstanding before conversion	3,922,895	55,608,814
Shares reacquired upon conversion into other share class(es)	(2,915)	(41,598)

Net increase (decrease) in shares outstanding	3,919,980	$55,567,216

Year ended October 31, 2016:
Shares sold	14,642,660	$211,517,551
Shares issued in reinvestment of dividends and distributions	936,791	13,566,853
Shares reacquired	(10,723,123)	(155,427,638)

Net increase (decrease) in shares outstanding before conversion	4,856,328	69,656,766
Shares reacquired upon conversion into other share class(es)	(30,599)	(438,245)

Net increase (decrease) in shares outstanding	4,825,729	$69,218,521

Class Z
Six months ended April 30, 2017:
Shares sold	239,317,583	$3,392,807,854
Shares issued in reinvestment of dividends and distributions	16,669,032	235,106,211
Shares reacquired	(139,204,923)	(1,973,850,745)

Net increase (decrease) in shares outstanding before conversion	116,781,692	1,654,063,320
Shares issued upon conversion from other share class(es)	48,480,906	686,978,597
Shares reacquired upon conversion into other share class(es)	(169,147,059)	(2,403,260,975)

Net increase (decrease) in shares outstanding	(3,884,461)	$(62,219,058)

Year ended October 31, 2016:
Shares sold	441,237,109	$6,397,036,184
Shares issued in reinvestment of dividends and distributions	12,794,130	184,896,937
Shares reacquired	(129,661,137)	(1,864,535,418)

Net increase (decrease) in shares outstanding before conversion	324,370,102	4,717,397,703
Shares issued upon conversion from other share class(es)	10,145,391	146,625,066
Shares reacquired upon conversion into other share class(es)	(1,845,324)	(26,950,510)

Net increase (decrease) in shares outstanding	332,670,169	$4,837,072,259

Note 7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Prudential Total Return Bond Fund	129

Notes to Financial Statements (unaudited) (continued)

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

130

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.66		$14.26	$14.48	$14.22	$14.78	$14.41
Income (loss) from investment operations:
Net investment income (loss)	.18		.37	.35	.39	.45	.47
Net realized and unrealized gain (loss) on investment transactions	(.11)		.41	(.14)	.36	(.40)	.72
Total from investment operations	.07		.78	.21	.75	.05	1.19
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.38)	(.41)	(.49)	(.46)	(.50)
Tax return of capital distributions	-		-	-	-	(.02)	-
Distributions from net realized gains	(.15)		- (e)	(.02)	-	(.13)	(.32)
Total dividends and distributions	(.34)		(.38)	(.43)	(.49)	(.61)	(.82)
Net asset value, end of period	$14.39		$14.66	$14.26	$14.48	$14.22	$14.78
Total Return(b):	.53%		5.58%	1.45%	5.37%	.40%	8.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,193,012		$3,756,821	$2,925,814	$1,524,896	$1,183,870	$1,126,905
Average net assets (000)	$3,429,489		$3,281,321	$2,425,719	$1,251,861	$1,221,286	$835,198
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	.76%	(f)	.79%	.84%	.83%	.85%	.85%
Expenses before waivers and/or expense reimbursement	.80%	(f)	.82%	.88%	.93%	.94%	.93%
Net investment income (loss)	2.59%	(f)	2.55%	2.41%	2.76%	3.09%	3.28%
Portfolio turnover rate	45%	(g)	102%	114%	95%	188%	256%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	131

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.66		$14.26	$14.48	$14.22	$14.79	$14.42
Income (loss) from investment operations:
Net investment income (loss)	.15		.30	.28	.33	.37	.40
Net realized and unrealized gain (loss) on investment transactions	(.13)		.41	(.15)	.35	(.40)	.72
Total from investment operations	.02		.71	.13	.68	(.03)	1.12
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.31)	(.33)	(.42)	(.39)	(.43)
Tax return of capital distributions	-		-	-	-	(.02)	-
Distributions from net realized gains	(.15)		- (d)	(.02)	-	(.13)	(.32)
Total dividends and distributions	(.30)		(.31)	(.35)	(.42)	(.54)	(.75)
Net asset value, end of period	$14.38		$14.66	$14.26	$14.48	$14.22	$14.79
Total Return(b):	.21%		5.06%	.94%	4.84%	(.17)%	8.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,732		$41,798	$46,569	$54,377	$62,964	$70,398
Average net assets (000)	$37,408		$44,541	$50,410	$57,968	$69,093	$59,908
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	(e)	1.29%	1.34%	1.33%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.55%	(e)	1.57%	1.62%	1.63%	1.64%	1.63%
Net investment income (loss)	2.09%	(e)	2.05%	1.95%	2.28%	2.58%	2.78%
Portfolio turnover rate	45%	(f)	102%	114%	95%	188%	256%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

132

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.65		$14.24	$14.47	$14.21	$14.78	$14.40
Income (loss) from investment operations:
Net investment income (loss)	.13		.26	.24	.29	.34	.36
Net realized and unrealized gain (loss) on investment transactions	(.12)		.43	(.15)	.35	(.40)	.73
Total from investment operations	.01		.69	.09	.64	(.06)	1.09
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.28)	(.30)	(.38)	(.36)	(.39)
Tax return of capital distributions	-		-	-	-	(.02)	-
Distributions from net realized gains	(.15)		- (d)	(.02)	-	(.13)	(.32)
Total dividends and distributions	(.29)		(.28)	(.32)	(.38)	(.51)	(.71)
Net asset value, end of period	$14.37		$14.65	$14.24	$14.47	$14.21	$14.78
Total Return(b):	.09%		4.87%	.62%	4.58%	(.42)%	7.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$554,480		$583,752	$416,364	$294,271	$277,163	$322,371
Average net assets (000)	$559,428		$495,322	$360,622	$252,677	$329,363	$238,034
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.51%	(e)	1.54%	1.59%	1.58%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.55%	(e)	1.57%	1.62%	1.63%	1.64%	1.63%
Net investment income (loss)	1.84%	(e)	1.80%	1.66%	2.02%	2.34%	2.52%
Portfolio turnover rate	45%	(f)	102%	114%	95%	188%	256%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	133

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.64		$14.23	$14.46	$14.20	$14.76	$14.39
Income (loss) from investment operations:
Net investment income (loss)	.21		.42	.39	.43	.49	.51
Net realized and unrealized gain (loss) on investment transactions	(.13)		.42	(.14)	.37	(.39)	.72
Total from investment operations	.08		.84	.25	.80	.10	1.23
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.43)	(.46)	(.54)	(.51)	(.54)
Tax return of capital distributions	-		-	-	-	(.02)	-
Distributions from net realized gains	(.15)		- (d)	(.02)	-	(.13)	(.32)
Total dividends and distributions	(.36)		(.43)	(.48)	(.54)	(.66)	(.86)
Net asset value, end of period	$14.36		$14.64	$14.23	$14.46	$14.20	$14.76
Total Return(b):	.63%		6.02%	1.76%	5.74%	.74%	9.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,172,461		$3,590,469	$2,233,740	$210,717	$33,452	$29,290
Average net assets (000)	$5,468,484		$2,835,235	$1,575,749	$78,632	$33,367	$28,908
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.42%	(e)	.44%	.46%	.49%	.52%	.54%
Expenses before waivers and/or expense reimbursement	.42%	(e)	.45%	.49%	.51%	.52%	.54%
Net investment income (loss)	2.93%	(e)	2.91%	2.76%	3.06%	3.42%	3.61%
Portfolio turnover rate	45%	(f)	102%	114%	95%	188%	256%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

134

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.69		$14.28	$14.51	$14.24	$14.81	$14.44
Income (loss) from investment operations:
Net investment income (loss)	.16		.33	.30	.36	.41	.44
Net realized and unrealized gain (loss) on investment transactions	(.12)		.43	(.14)	.36	(.40)	.71
Total from investment operations	.04		.76	.16	.72	.01	1.15
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.35)	(.37)	(.45)	(.43)	(.46)
Tax return of capital distributions	-		-	-	-	(.02)	-
Distributions from net realized gains	(.15)		- (d)	(.02)	-	(.13)	(.32)
Total dividends and distributions	(.32)		(.35)	(.39)	(.45)	(.58)	(.78)
Net asset value, end of period	$14.41		$14.69	$14.28	$14.51	$14.24	$14.81
Total Return(b):	.34%		5.38%	1.14%	5.17%	.08%	8.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$656,633		$611,599	$525,824	$108,373	$57,543	$25,028
Average net assets (000)	$628,351		$573,999	$336,289	$83,878	$44,298	$10,603
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01%	(e)	1.04%	1.09%	1.08%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.30%	(e)	1.32%	1.37%	1.38%	1.39%	1.38%
Net investment income (loss)	2.33%	(e)	2.30%	2.09%	2.48%	2.84%	3.03%
Portfolio turnover rate	45%	(f)	102%	114%	95%	188%	256%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund	135

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.61		$14.21	$14.43	$14.17	$14.74	$14.37
Income (loss) from investment operations:
Net investment income (loss)	.20		.40	.38	.42	.48	.51
Net realized and unrealized gain (loss) on investment transactions	(.11)		.42	(.14)	.36	(.40)	.72
Total from investment operations	.09		.82	.24	.78	.08	1.23
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.42)	(.44)	(.52)	(.50)	(.54)
Tax return of capital distributions	-		-	-	-	(.02)	-
Distributions from net realized gains	(.15)		- (d)	(.02)	-	(.13)	(.32)
Total dividends and distributions	(.36)		(.42)	(.46)	(.52)	(.65)	(.86)
Net asset value, end of period	$14.34		$14.61	$14.21	$14.43	$14.17	$14.74
Total Return(b):	.66%		5.86%	1.71%	5.65%	.59%	8.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,256,948		$10,510,479	$5,492,574	$2,324,324	$1,120,294	$818,157
Average net assets (000)	$10,034,506		$7,230,649	$4,306,353	$1,456,467	$1,370,007	$589,624
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.51%	(e)	.54%	.59%	.58%	.60%	.60%
Expenses before waivers and/or expense reimbursement	.55%	(e)	.57%	.62%	.63%	.64%	.63%
Net investment income (loss)	2.84%	(e)	2.81%	2.66%	2.99%	3.34%	3.54%
Portfolio turnover rate	45%	(f)	102%	114%	95%	188%	256%

(a)	Calculated based on average shares outstanding during the period .
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

136

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL TOTAL RETURN BOND FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PTRQX	DTBRX	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B884	74440B801	74440B405

MF166E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4  – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017